UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Diversified Financials: 14.1%
183,725	Fidus Investment Corp.	$2,700,757
161,512	Monroe Capital Corp. †	2,236,941
135,052	Newtek Business Services Corp. †	2,308,039
843,644	Oaktree Specialty Lending Corp.	4,167,601
466,556	TCG BDC, Inc. †	8,374,680
317,191	TPG Specialty Lending, Inc.	6,093,239
		25,881,257
Investment Companies: 85.0%
1,629,503	Apollo Investment Corp.	9,369,642
2,351,945	Ares Capital Corp.	37,513,523
583,907	BlackRock Kelso Capital Corp.	3,480,086
1,793,217	FS Investment Corp. †	13,628,449
212,525	Gladstone Capital Corp. †	1,938,228
259,556	Gladstone Investment Corp. †	2,561,818
269,001	Goldman Sachs BDC, Inc. †	5,791,592
451,840	Golub Capital BDC, Inc.	8,209,933
655,530	Hercules Technology Growth Capital, Inc.	8,312,120
423,977	Main Street Capital Corp.	16,094,167
502,083	New Mountain Finance Corp.	6,677,704
307,070	PennantPark Floating Rate Capital Ltd. †	4,209,930
567,061	PennantPark Investment Corp.	3,821,991
2,445,929	Prospect Capital Corp. †	15,776,242
232,695	Solar Capital Ltd.	4,886,595
384,708	TCP Capital Corp.	5,805,244
247,699	THL Credit, Inc.	2,140,119
386,156	TICC Capital Corp.	2,112,273
380,971	Triangle Capital Corp. †	4,057,341
		156,386,997
Investment Management / Advisory Services: 1.0%
373,842	Medley Capital Corp.	1,902,856
Total Common Stocks (Cost: $202,698,754)		184,171,110

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 12.0%
Repurchase Agreements: 12.0%
$5,244,688	Repurchase agreement dated 1/31/18 with Citigroup Global Markets, Inc., 1.34%, due 2/1/18, proceeds $5,244,883; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 2/1/18 to 6/1/56, valued at $5,349,582 including accrued interest)	5,244,688
5,244,688	Repurchase agreement dated 1/31/18 with Daiwa Capital Markets America, Inc., 1.35%, due 2/1/18, proceeds $5,244,885; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/15/18 to 12/1/51, valued at $5,349,441 including accrued interest)	5,244,688
5,244,688	Repurchase agreement dated 1/31/18 with HSBC Securities USA, Inc., 1.34%, due 2/1/18, proceeds $5,244,883; (collateralized by various U.S. government and agency obligations, 3.50% to 6.00%, due 2/1/35 to 10/1/47, valued at $5,349,620 including accrued interest)	5,244,688
1,103,314	Repurchase agreement dated 1/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.34%, due 2/1/18, proceeds $1,103,355; (collateralized by various U.S. government and agency obligations, 1.38% to 2.13%, due 3/31/24 to 2/15/44, valued at $1,125,380 including accrued interest)	1,103,314
5,244,688	Repurchase agreement dated 1/31/18 with Nomura Securities International, Inc., 1.36%, due 2/1/18, proceeds $5,244,886; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/16/18 to 12/20/67, valued at $5,349,582 including accrued interest)	5,244,688
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $22,082,066)		22,082,066
Total Investments: 112.1% (Cost: $224,780,820)		206,253,176
Liabilities in excess of other assets: (12.1)%		(22,206,656)
NET ASSETS: 100.0%		$184,046,520

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $20,503,008.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financial	100.0%	$184,171,110
	100.0%	$184,171,110

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$184,171,110	$—	$—	$184,171,110
Repurchase Agreements	—	22,082,066	—	22,082,066
Total	$184,171,110	$22,082,066	$—	$206,253,176

*	See Schedule of Investments for industry sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 70.0%
Consumer, Non-cyclical: 7.0%
CNY	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	$176,348
	1,000,000	Yunnan Baiyao Group Co. Ltd. 2.95%, 04/08/19 (p)	155,138
			331,486
Energy: 3.9%
	1,200,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	187,270
Financial: 35.7%
		China Development Bank Corp.
	2,600,000	3.91%, 04/06/22	397,154
	3,485,000	5.84%, 01/03/19	562,415
	1,000,000	China Fortune Land Development Co. Ltd. 5.10%, 10/22/20 (p)	154,662
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	154,019
	1,000,000	China Overseas Property Group Co. Ltd. 3.85%, 11/19/20 (p)	152,549
	809,000	China Securities Co. Ltd. 3.14%, 05/20/19 (c) (p)	125,307
	1,000,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/18 (p)	158,966
			1,705,072
Industrial: 23.4%
	1,248,200	China Railway Corp. 4.63%, 08/25/21	194,028
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	83,871
		Power Construction Corp. of China Ltd.
	1,000,000	5.20%, 10/29/22	156,432
	1,400,000	5.70%, 04/23/19	224,087
	1,500,000	Shanghai Urban Construction Group Corp. 3.50%, 01/06/23	225,795
	1,440,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	229,450
			1,113,663
Total Corporate Bonds (Cost: $3,350,708)			3,337,491
GOVERNMENT OBLIGATIONS: 22.2%
Government: 22.2%
		China Government Bonds
	5,347,000	3.40%, 04/17/23	815,155
	1,541,000	4.26%, 07/31/21	245,525
Total Government Obligations (Cost: $1,105,801)			1,060,680
Total Investments: 92.2% (Cost: $4,456,509)			4,398,171
Other assets less liabilities: 7.8%			371,698
NET ASSETS: 100.0%			$4,769,869

Definitions:

CNY	Chinese Yuan

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $229,450 which represents 4.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer, Non-cyclical	7.5%	$331,486
Energy	4.3	187,270
Financial	38.8	1,705,072
Government	24.1	1,060,680
Industrial	25.3	1,113,663
	100.0%	$4,398,171

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$3,337,491	$—	$3,337,491
Government Obligations*	—	1,060,680	—	1,060,680
Total	$—	$4,398,171	$—	$4,398,171

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 18.3%
Australia: 1.5%
$175,000	CNOOC Curtis Funding No. 1 Pty Ltd. 4.50%, 10/03/23 Reg S	$183,843
Azerbaijan: 0.9%
100,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	114,574
British Virgin Islands: 3.9%
	Sinopec Group Overseas Development 2015 Ltd.
100,000	2.50%, 04/28/20 Reg S	99,050
300,000	3.25%, 04/28/25 Reg S	292,185
85,000	State Grid Overseas Investment 2016 Ltd. 2.75%, 05/04/22 Reg S	83,330
		474,565
Indonesia: 1.9%
225,000	Pertamina Persero Pt 4.30%, 05/20/23 Reg S	233,427
Kazakhstan: 2.2%
	KazMunayGas National Co. JSC
75,000	4.75%, 04/19/27 144A	78,318
175,000	7.00%, 05/05/20 144A	188,288
		266,606
Malaysia: 2.9%
	Petronas Capital Ltd.
270,000	3.13%, 03/18/22 Reg S	271,127
75,000	4.50%, 03/18/45 Reg S	82,277
		353,404
Mexico: 5.0%
	Petróleos Mexicanos
150,000	5.50%, 01/21/21	159,232
48,000	5.50%, 06/27/44	44,228
180,000	6.50%, 03/13/27 Reg S	197,122
70,000	6.63%, 06/15/35	74,540
125,000	6.88%, 08/04/26	141,750
		616,872
Total Corporate Bonds (Cost: $2,263,468)		2,243,291
GOVERNMENT OBLIGATIONS: 79.8%
Brazil: 3.1%
	Brazilian Government International Bonds
225,000	4.25%, 01/07/25 †	227,531
60,000	4.88%, 01/22/21	63,390
100,000	5.00%, 01/27/45	92,850
		383,771
Chile: 2.8%
	Corp. Nacional del Cobre de Chile
100,000	3.63%, 05/01/27 (c) Reg S	98,906
100,000	4.50%, 09/16/25 144A	106,092
125,000	4.88%, 11/04/44 Reg S	138,365
		343,363
Colombia: 5.5%
	Colombia Government International Bonds
175,000	4.38%, 07/12/21	184,056
200,000	5.63%, 08/26/43 (c)	228,700
200,000	7.38%, 09/18/37	267,300
		680,056
Costa Rica: 0.9%
100,000	Costa Rica Government International Bond 7.00%, 04/04/44 Reg S	105,125
Croatia: 1.1%
125,000	Croatia Government International Bond 5.50%, 04/04/23 144A	136,445
Dominican Republic: 2.3%
	Dominican Republican International Bonds
100,000	6.85%, 01/27/45 Reg S	111,750
100,000	6.88%, 01/29/26 Reg S	113,500
50,000	7.50%, 05/06/21 Reg S	54,400
		279,650
Hungary: 5.1%
	Hungary Government International Bonds
295,000	5.38%, 03/25/24	328,957
150,000	5.75%, 11/22/23	169,800
120,000	6.38%, 03/29/21	132,270
		631,027
India: 0.8%
100,000	Export-Import Bank of India 3.38%, 08/05/26 Reg S	96,740
Indonesia: 6.4%
	Indonesia Government International Bonds
100,000	4.63%, 04/15/43 Reg S	102,225
150,000	4.88%, 05/05/21 Reg S	159,022
300,000	7.75%, 01/17/38 Reg S	421,500
100,000	Perusahaan Penerbit SBSN Indonesia III 4.33%, 05/28/25 Reg S	103,375
		786,122
Kazakhstan: 3.2%
	Kazakhstan Government International Bonds
100,000	5.13%, 07/21/25 144A	111,250
225,000	6.50%, 07/21/45 144A	286,570
		397,820
Lithuania: 1.1%
125,000	Lithuania Government International Bond 6.13%, 03/09/21 144A	137,212
Mexico: 4.7%
	Mexican Government International Bonds
50,000	4.00%, 10/02/23	51,775
224,000	4.75%, 03/08/44	224,336
150,000	6.05%, 01/11/40	174,562
100,000	6.75%, 09/27/34	128,000
		578,673
Morocco: 0.9%
100,000	Moroccan Government International Bond 4.25%, 12/11/22 144A	104,299
Oman: 4.5%
	Oman Government International Bonds
100,000	3.63%, 06/15/21 144A	99,477
200,000	4.75%, 06/15/26 144A	195,674
260,000	5.38%, 03/08/27 144A	261,098
		556,249
Panama: 5.4%
	Panamanian Government International Bonds
50,000	4.00%, 06/22/24 (c)	52,775
200,000	6.70%, 01/26/36	264,700
225,000	9.38%, 04/01/29 (p)	339,525
		657,000
Paraguay: 0.6%
60,000	Paraguay Government International Bond 6.10%, 08/11/44 Reg S	68,700
Peru: 5.2%
	Peruvian Government International Bonds
120,000	5.63%, 11/18/50	151,320
150,000	6.55%, 03/14/37	201,225
100,000	7.35%, 07/21/25	128,000
100,000	8.75%, 11/21/33	157,650
		638,195
Philippines: 5.8%
	Philippine Government International Bonds
70,000	4.00%, 01/15/21	72,837
200,000	5.00%, 01/13/37	234,308
100,000	6.38%, 10/23/34	132,570
175,000	9.50%, 02/02/30	272,537
		712,252
Poland: 3.9%
	Poland Government International Bonds
125,000	4.00%, 01/22/24	131,402
225,000	5.00%, 03/23/22	243,209
100,000	5.13%, 04/21/21	107,228
		481,839
Romania: 2.3%
265,000	Romanian Government International Bonds 4.88%, 01/22/24 Reg S	287,508
Russia: 3.4%
	Russian Federal Bonds
100,000	4.88%, 09/16/23 144A	106,936
50,000	5.00%, 04/29/20 144A	52,207
75,000	5.63%, 04/04/42 144A	84,188
154,375	7.50%, 03/31/30 (s) 144A	177,187
		420,518
Serbia: 0.4%
50,000	Serbia International Bond 4.88%, 02/25/20 144A	51,675
Slovakia: 0.9%
100,000	Slovakia Government International Bond 4.38%, 05/21/22 144A	107,205
South Africa: 1.9%
	Republic of South Africa Government International Bonds
150,000	4.67%, 01/17/24	153,929
75,000	6.25%, 03/08/41	84,199
		238,128
Turkey: 3.5%
	Turkey Government International Bonds
200,000	6.25%, 09/26/22	216,443
200,000	6.63%, 02/17/45	212,250
		428,693
Uruguay: 4.1%
	Uruguay Government International Bonds
265,000	4.38%, 10/27/27	281,993
200,000	5.10%, 06/18/50	217,800
		499,793
Total Government Obligations (Cost: $9,934,275)		9,808,058

Number of Shares
MONEY MARKET FUND: 0.8% (Cost: $100,243)
100,243	Dreyfus Government Cash Management Fund - Institutional Shares	100,243
Total Investments Before Collateral for Securities Loaned: 98.9% (Cost: $12,297,986)		12,151,592

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9% (Cost: $234,392)
Repurchase Agreement: 1.9%
$234,392	Repurchase agreement dated 1/31/18 with Daiwa Capital Markets America, Inc., 1.35%, due 2/1/18, proceeds $234,401; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/15/18 to 12/1/51, valued at $239,074 including accrued interest)	234,392
Total Investments: 100.8% (Cost: $12,532,378)		12,385,984
Liabilities in excess of other assets: (0.8)%		(93,078)
NET ASSETS: 100.0%		$12,292,906

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $227,531.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,398,695, or 19.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	17.8%	$2,159,961
Government	80.7	9,808,058
Utilities	0.7	83,330
Money Market Fund	0.8	100,243
	100.0%	$12,151,592

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$2,243,291	$—	$2,243,291
Government Obligations*	—	9,808,058	—	9,808,058
Money Market Fund	100,243	—	—	100,243
Repurchase Agreement	—	234,392	—	234,392
Total	$100,243	$12,285,741	$—	$12,385,984

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 36.7%
Argentina: 0.6%
USD	30,000	Pan American Energy LLC 7.88%, 05/07/21 Reg S	$32,202
	50,000	YPF SA 8.75%, 04/04/24 Reg S	56,813
			89,015
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 03/02/18 (c) Reg S	62,400

Bermuda: 1.2%
	100,000	Digicel Group Ltd. 7.13%, 03/05/18 (c) † 144A	94,625
	100,000	Ooredoo International Finance Ltd. 3.25%, 02/21/23 Reg S	98,127
			192,752
Brazil: 1.7%
	150,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	156,780
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	107,865
			264,645
British Virgin Islands: 3.0%
	157,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	160,381
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	102,597
	100,000	Gerdau Trade, Inc. 5.75%, 01/30/21 Reg S	106,148
	100,000	Sinopec Group Overseas Development Ltd. 4.38%, 10/17/23 Reg S	104,760
			473,886
Cayman Islands: 3.3%
	100,000	Alibaba Group Holding Ltd. 3.60%, 08/28/24 (c) 144A	101,292
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	101,600
	100,000	Country Garden Holdings Co. Ltd. 7.50%, 02/20/18 (c) Reg S	103,689
	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	101,072
	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	104,152
			511,805
China / Hong Kong: 1.5%
EUR	100,000	China Construction Bank Asia Corp. Ltd. 1.50%, 02/11/20 Reg S	127,181
USD	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	109,658
			236,839
Colombia: 1.8%
		Bancolombia SA
	100,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	99,525
	45,000	5.13%, 09/11/22	47,250
	90,000	Ecopetrol SA 5.88%, 09/18/23	98,836
COP	110,857,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	40,687
			286,298
Curacao: 0.2%
USD	40,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	36,561
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	68,802
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	29,916
Indonesia: 0.5%
	70,000	Pertamina Persero PT 4.30%, 05/20/23 144A	72,622
Israel: 0.7%
	100,000	Israel Electric Corp. Ltd. 5.00%, 11/12/24 Reg S 144A	107,803
Kazakhstan: 0.7%
	100,000	KazMunayGas National Co. JSC 7.00%, 05/05/20 Reg S	107,593
Luxembourg: 2.5%
		Gaz Capital SA
	200,000	6.51%, 03/07/22 Reg S	220,213
	80,000	8.63%, 04/28/34 (p) Reg S	110,724
	50,000	Sberbank of Russia 5.13%, 10/29/22 144A	51,863
			382,800
Malaysia: 0.8%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	119,073
Mexico: 4.3%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	133,613
USD	25,000	5.00%, 03/30/20	26,206
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	111,525
	85,000	Grupo Televisa SAB 6.63%, 01/15/40	102,417
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	159,232
EUR	50,000	5.50%, 02/24/25 Reg S	74,255
USD	64,000	6.63%, 06/15/38	66,720
			673,968
Netherlands: 5.0%
	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	105,045
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	107,062
	128,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	139,533
		Petrobras Global Finance BV
EUR	100,000	4.75%, 01/14/25	139,787
USD	77,000	6.75%, 01/27/41	78,348
	125,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/26 †	104,051
	100,000	VEON Holdings BV 5.95%, 02/13/23 144A	106,700
			780,526
Peru: 0.7%
	108,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	115,075
South Africa: 0.7%
	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	101,111
Turkey: 1.6%
	50,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 Reg S	51,021
	100,000	Turkiye Is Bankasi AS 5.50%, 04/21/19 144A	102,056
	100,000	Turkiye Vakiflar Bankasi TAO 6.00%, 11/01/22 144A	99,385
			252,462
United Arab Emirates: 2.4%
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	125,236
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	111,357
EUR	100,000	Emirates Telecommunications Group Co PJSC 2.75%, 06/18/26 Reg S	138,768
			375,361
United States: 2.3%
USD	100,000	Cemex Finance LLC 6.00%, 04/01/19 (c) 144A	105,300
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	107,428
	100,000	Southern Copper Corp. 7.50%, 07/27/35	137,295
			350,023
Venezuela: 0.2%
	132,700	Petroleos de Venezuela SA 5.38%, 04/12/27 (d) Reg S	32,180
Total Corporate Bonds (Cost: $5,566,685)			5,723,516
GOVERNMENT OBLIGATIONS: 61.4%
Argentina: 0.4%
EUR	60,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	64,341
Bahrain: 0.4%
USD	64,000	Bahrain Government International Bond 6.13%, 08/01/23 144A	66,755
Brazil: 4.4%
BRL	610,000	Brazil Letras do Tesouro Nacional 0.00%, 07//01/20 ^	158,494
USD	88,000	Brazilian Government International Bond 4.88%, 01/22/21	92,972
		Notas do Tesouro Nacional, Series F
BRL	605,000	10.00%, 01/01/21	197,638
	425,000	10.00%, 01/01/23	138,266
	300,000	10.00%, 01/01/25	97,074
			684,444
Chile: 3.3%
CLP	65,000,000	Bonos de la Tesoreria de la Republica de Chile 4.50%, 03/01/26	108,353
		Chile Government International Bonds
USD	100,000	3.13%, 03/27/25	100,900
	50,000	3.88%, 08/05/20	51,808
CLP	9,000,000	5.50%, 08/05/20	15,710
		Corp. Nacional del Cobre de Chile
EUR	100,000	2.25%, 07/09/24 Reg S	133,558
USD	100,000	3.63%, 05/01/27 (c) Reg S	98,906
	600	7.50%, 01/15/19 144A	628
			509,863
China / Hong Kong: 0.9%
	128,000	Bank of China Hong Kong Ltd. 5.55%, 02/11/20 Reg S	134,023
Colombia: 2.5%
	100,000	Colombian Government International Bond 5.00%, 12/15/44 (c)	105,350
		Colombian TES
COP	208,400,000	7.00%, 05/04/22	77,385
	223,600,000	7.50%, 08/26/26	84,923
	200,000,000	10.00%, 07/24/24	85,472
	72,400,000	11.00%, 07/24/20	29,018
			382,148
Croatia: 1.2%
		Croatia Government International Bonds
USD	75,000	6.00%, 01/26/24 † 144A	84,626
	100,000	6.75%, 11/05/19 Reg S	106,550
			191,176
Czech Republic: 0.6%
		Czech Republic Government Bonds
CZK	550,000	2.40%, 09/17/25 Reg S	28,633
	1,100,000	5.70%, 05/25/24 Reg S	68,961
			97,594
Dominican Republic: 0.1%
USD	21,200	Dominican Republican International Bonds 7.50%, 05/06/21 Reg S	23,066
Ecuador: 0.3%
	50,000	Ecuador Government International Bond 7.95%, 06/20/24 144A	53,063
Egypt: 0.4%
	50,000	Egypt Government International Bond 7.50%, 01/31/27 144A	55,998
Hungary: 2.0%
		Hungarian Government Bonds
HUF	2,020,000	5.50%, 06/24/25	10,118
	20,300,000	6.00%, 11/24/23	102,428
	17,830,000	7.50%, 11/12/20	85,415
USD	100,000	Hungary Government International Bonds 6.38%, 03/29/21	110,225
			308,186
Indonesia: 5.0%
	192,000	Indonesia Government International Bond 5.88%, 03/13/20 Reg S	204,423
		Indonesian Treasury Bonds
IDR	230,000,000	7.00%, 05/15/27	18,004
	1,190,000,000	8.38%, 03/15/24	100,753
	1,743,000,000	8.38%, 09/15/26	149,383
	540,000,000	8.38%, 03/15/34	45,859
	1,479,000,000	10.50%, 08/15/30	143,350
	1,382,000,000	11.00%, 11/15/20	117,161
			778,933
Israel: 2.3%
		Israel Government Bonds
ILS	535,000	4.25%, 03/31/23	183,686
	385,000	5.00%, 01/31/20	123,710
	15,000	5.50%, 01/31/42	6,615
USD	50,000	Israel Government International Bond 4.00%, 06/30/22	52,288
			366,299
Kazakhstan: 0.4%
	50,000	Kazakhstan Government International Bond 5.13%, 07/21/25 Reg S	55,625
Lebanon: 1.0%
	140,000	Lebanon Government International Bond 8.25%, 04/12/21 Reg S	149,633
Lithuania: 0.3%
	50,000	Lithuania Government International Bond 7.38%, 02/11/20 Reg S	54,683

Malaysia: 2.6%
		Malaysian Government Bonds
MYR	665,000	3.48%, 03/15/23	167,629
	605,000	3.89%, 03/15/27	152,115
	351,000	5.73%, 07/30/19	93,267
			413,011
Mexico: 5.4%
		Mexican Government Bonds
MXN	1,620,000	6.50%, 06/10/21	84,643
	1,460,100	7.50%, 06/03/27	77,949
	418,000	7.75%, 11/13/42	22,387
	5,114,900	8.00%, 06/11/20	278,450
	2,360,000	10.00%, 12/05/24	143,942
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	79,734
	40,000	4.75%, 03/08/44	40,060
	102,000	6.05%, 01/11/40	118,702
			845,867
Nigeria: 0.4%
NGN	18,470,000	Nigerian Government Bond 16.39%, 01/27/22	56,742
Panama: 0.6%
USD	69,400	Panama Government International Bond 7.13%, 01/29/26	88,381
Peru: 1.3%
		Peruvian Government Bonds
PEN	90,000	5.70%, 08/12/24	30,984
	80,000	6.95%, 08/12/31	29,709
	200,000	7.84%, 08/12/20	70,110
USD	62,000	Peruvian Government International Bonds 7.35%, 07/21/25	79,360
			210,163
Philippines: 1.1%
	142,000	Philippine Government International Bonds 5.00%, 01/13/37	166,358
Poland: 3.9%
		Polish Government Bonds
PLN	200,000	1.50%, 04/25/20	59,780
	24,000	2.25%, 04/25/22	7,132
	500,000	2.50%, 07/25/26	141,010
	150,000	3.25%, 07/25/25	45,181
	455,000	4.00%, 10/25/23	144,446
	350,000	5.75%, 04/25/29	128,717
USD	75,000	Polish Government International Bond 6.38%, 07/15/19	79,294
			605,560
Qatar: 0.7%
	100,000	Qatar Government International Bond 5.25%, 01/20/20 Reg S	104,425
Romania: 1.5%
RON	400,000	Romanian Government Bond 5.85%, 04/26/23	116,076
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	69,784
USD	50,000	4.88%, 01/22/24 Reg S	54,247
			240,107
Russia: 3.5%
		Russian Federal Bonds
RUB	1,900,000	7.00%, 08/16/23	34,028
	4,550,000	7.50%, 02/27/19	81,569
	3,490,000	7.75%, 09/16/26	64,799
	10,080,000	8.15%, 02/03/27	192,320
		Russian Foreign Bonds
USD	23,750	7.50%, 03/31/30 (s) Reg S	27,260
	80,000	12.75%, 06/24/28 (p) Reg S	137,993
			537,969
Saudi Arabia: 0.6%
	100,000	Saudi Government International Bond 4.50%, 10/26/46 144A	97,633
Serbia: 0.3%
	50,000	Serbia International Bond 4.88%, 02/25/20 144A	51,675
South Africa: 4.1%
	78,000	South Africa Government International Bond 5.50%, 03/09/20	81,801
		South African Government Bonds
ZAR	2,454,300	7.75%, 02/28/23	207,000
	2,070,000	8.75%, 02/28/48	160,509
	1,935,000	10.50%, 12/21/26	183,482
			632,792
Sri Lanka: 0.3%
USD	40,000	Sri Lanka Government International Bond 6.85%, 11/03/25 144A	43,851
Thailand: 3.8%
		Thailand Government Bonds
THB	8,113,000	3.63%, 06/16/23	282,268
	4,429,000	3.65%, 12/17/21	152,071
	100,000	4.26%, 12/12/37 Reg S	3,760
	4,100,000	4.88%, 06/22/29	160,850
			598,949
Turkey: 3.6%
		Turkey Government Bonds
TRY	268,600	7.10%, 03/08/23	59,446
	370,000	10.50%, 01/15/20	95,276
	340,000	10.60%, 02/11/26	85,920
	125,000	10.70%, 02/17/21	31,988
		Turkey Government International Bonds
USD	90,000	6.88%, 03/17/36	99,276
	160,000	7.38%, 02/05/25	183,580
			555,486
Ukraine: 0.5%
		Ukraine Government International Bonds
	20,000	0.00%, 05/31/40 (a) 144A	13,665
	60,000	7.75%, 09/01/23 144A	65,294
			78,959
United Arab Emirates: 1.1%
	65,000	Abu Dhabi Government International Bond 3.13%, 10/11/27 144A	62,473
	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	105,709
			168,182
Uruguay: 0.6%
		Uruguay Government International Bonds
	77,000	4.50%, 08/14/24 †	82,852
UYU	300,000	9.88%, 06/20/22 Reg S	10,984
			93,836
Total Government Obligations (Cost: $9,854,698)			9,565,776

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $63,584)
	63,584	Dreyfus Government Cash Management Fund - Institutional Shares	63,584
Total Investments Before Collateral for Securities Loaned: 98.5%
(Cost: $15,484,967)			15,352,876

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0% (Cost: $312,103)
Repurchase Agreement: 2.0%
USD	312,103	Repurchase agreement dated 1/31/18 with Daiwa Capital Markets America, Inc., 1.35%, due 2/1/18, proceeds $312,115; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/15/18 to 12/1/51, valued at $318,337 including accrued interest)	312,103
Total Investments: 100.5% (Cost: $15,797,070)			15,664,979
Liabilities in excess of other assets: (0.5)%			(76,301)
NET ASSETS: 100.0%			$15,588,678

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(a)	Coupon is based upon predetermined growth targets for the Gross Domestic Product of Ukraine. The rate shown reflects the rate in effect at the end of the reporting period
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $301,594.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,173,950, or 13.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.6%	$243,443
Communications	5.9	906,793
Consumer, Non-cyclical	2.1	328,248
Diversified	0.7	104,152
Energy	12.7	1,950,826
Financial	9.2	1,414,389
Government	62.3	9,565,776
Industrial	0.7	105,300
Utilities	4.4	670,365
Money Market Fund	0.4	63,584
	100.0%	$15,352,876

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,723,516	$—	$5,723,516
Government Obligations*	—	9,565,776	—	9,565,776
Money Market Fund	63,584	—	—	63,584
Repurchase Agreement	—	312,103	—	312,103
Total	$63,584	$15,601,395	$—	$15,664,979

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 89.7%
Argentina: 4.0%
$500,000	Aeropuertos Argentina 2000 SA 6.88%, 02/06/22 (c) 144A	$535,905
200,000	AES Argentina Generacion SA 7.75%, 02/02/21 (c) 144A	215,082
700,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	741,125
500,000	Banco Hipotecario SA 9.75%, 11/30/20 144A	566,780
500,000	Banco Macro SA 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/21 (c) 144A	518,735
650,000	Cablevision SA 6.50%, 06/15/19 (c) 144A	687,355
300,000	Cia Latinoamericana de Infraestructura & Servicios SA 9.50%, 07/20/20 (c) 144A	318,750
300,000	Generacion Mediterranea SA / Generacion Frias SA / Central Termica Roca SA 9.63%, 07/27/20 (c) 144A	333,750
450,000	Genneia SA 8.75%, 01/20/20 (c) 144A	492,525
500,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	558,985
	Pampa Energia SA
600,000	7.38%, 07/21/20 (c) 144A	650,370
800,000	7.50%, 01/24/22 (c) 144A	876,000
	Pan American Energy LLC
100,000	7.88%, 05/07/21 Reg S	107,339
620,000	7.88%, 05/07/21 144A	665,502
320	Transportadora de Gas del Sur SA 9.63%, 05/14/18 (c) 144A	340
	YPF SA
750,000	6.95%, 07/21/27 144A	777,900
400,000	7.00%, 06/15/47 (c) 144A	381,160
650,000	8.50%, 03/23/21 144A	721,305
2,550,000	8.50%, 07/28/25 † 144A	2,900,625
1,820,000	8.75%, 04/04/24 † 144A	2,067,975
		14,117,508
Austria: 0.4%
700,000	JBS Investments GmbH 7.75%, 03/05/18 (c) † 144A	721,875
680,000	Suzano Austria GmbH 5.75%, 07/14/26 144A	741,200
		1,463,075
Azerbaijan: 1.1%
950,000	International Bank of Azerbaijan OJSC 3.50%, 09/01/24 Reg S	836,000
2,275,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	2,606,547
300,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/30 Reg S	346,479
		3,789,026
Bahrain: 0.5%
600,000	BBK BSC 3.50%, 03/24/20 Reg S	584,289
1,075,000	Oil and Gas Holding Co. BSCC 7.50%, 10/25/27 144A	1,108,062
		1,692,351
Bangladesh: 0.1%
300,000	Banglalink Digital Communications Ltd. 8.63%, 03/04/18 (c) 144A	310,530
Bermuda: 2.6%
600,000	China Oil & Gas Group Ltd. 4.63%, 04/20/20 (c) Reg S	603,807
	Digicel Group Ltd.
1,600,000	7.13%, 03/05/18 (c) † 144A	1,514,000
1,535,000	8.25%, 03/05/18 (c) 144A	1,525,406
	Digicel Ltd.
1,125,000	6.00%, 03/05/18 (c) 144A	1,117,969
1,600,000	6.75%, 03/01/18 (c) 144A	1,598,000
350,000	GCX Ltd. 7.00%, 03/05/18 (c) 144A	336,026
700,000	Geopark Ltd. 6.50%, 09/21/21 (c) 144A	724,500
600,000	Inkia Energy Ltd. 5.88%, 11/09/22 (c) 144A	605,820
200,000	Kosmos Energy Ltd. 7.88%, 03/05/18 (c) 144A	206,500
	Noble Group Ltd.
150,000	6.75%, 01/29/20 Reg S	83,355
1,850,000	6.75%, 01/29/20 144A	1,028,045
		9,343,428
Brazil: 4.8%
	Banco Bradesco SA
560,000	5.75%, 03/01/22 144A	593,740
970,000	5.90%, 01/16/21 144A	1,019,858
	Banco BTG Pactual SA
925,000	5.75%, 09/28/22 Reg S	927,960
75,000	5.75%, 09/28/22 144A	75,240
	Banco do Brasil SA
1,600,000	3.88%, 10/10/22	1,582,320
930,000	5.88%, 01/26/22 144A	972,036
745,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (c) 144A	816,527
	Banco do Estado do Rio Grande do Sul SA
200,000	7.38%, 02/02/22 Reg S	214,000
50,000	7.38%, 02/02/22 144A	53,500
	Banco Nacional de Desenvolvimento Economico e Social
400,000	4.75%, 05/09/24 144A	403,880
1,710,000	5.50%, 07/12/20 144A	1,806,752
200,000	Banco Pan SA 8.50%, 04/23/20 144A	210,000
400,000	Banco Safra SA 6.75%, 01/27/21 144A	431,000
438,000	Banco Votorantim SA 7.38%, 01/21/20 144A	466,470
	Caixa Economica Federal
200,000	3.50%, 11/07/22 144A	195,792
770,000	4.25%, 05/13/19 144A	780,395
	Centrais Eletricas Brasileiras SA
360,000	5.75%, 10/27/21 † 144A	373,050
885,000	6.88%, 07/30/19 144A	929,250
100,000	Cia Brasileira de Aluminio 6.75%, 04/05/21 144A	108,625
525,000	Cielo SA 3.75%, 11/16/22 † 144A	519,750
	Itau Unibanco Holding SA
2,015,000	5.13%, 05/13/23 144A	2,072,427
1,250,000	5.75%, 01/22/21 144A	1,312,500
1,100,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	1,222,045
		17,087,117
British Virgin Islands: 4.7%
550,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	606,628
400,000	Baoxin Auto Finance I Ltd. 5.63% (US Treasury Yield Curve Rate T 3 Year+8.91%), 10/30/20 (c) Reg S	392,844
700,000	Central American Bottling Corp. 5.75%, 01/31/22 (c) 144A	735,700
700,000	Easy Tactic Ltd. 5.75%, 01/13/20 (c) Reg S	697,471
1,500,000	Fortune Star BVI Ltd. 5.25%, 03/23/20 (c) Reg S	1,489,351
600,000	Franshion Brilliant Ltd. 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (c) Reg S	609,705
1,140,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	1,171,350
1,200,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 † Reg S	1,196,215
450,000	Grupo Unicomer Co. Ltd. 7.88%, 04/01/21 (c) 144A	491,040
1,200,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) 144A	1,302,900
500,000	Hanrui Overseas Investment Co. Ltd. 4.90%, 06/28/19 † Reg S	489,449
400,000	Huayi Finance I Ltd. 4.00%, 12/02/19 Reg S	399,633
825,000	LS Finance 2022 Ltd. 4.25%, 10/16/22 Reg S	826,117
1,100,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) Reg S	1,111,178
875,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 Reg S	881,590
200,000	RKI Overseas Finance 2016 B Ltd. 4.70%, 09/06/19 (c) Reg S	196,872
400,000	Sino-Ocean Land Treasure III Ltd. 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (c) Reg S	388,994
1,300,000	Studio City Co. Ltd. 7.25%, 11/30/18 (c) 144A	1,374,750
950,000	Studio City Finance Ltd. 8.50%, 03/05/18 (c) 144A	974,937
700,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	740,176
600,000	Zhongrong International Bond 2016 Ltd. 6.95%, 06/21/19 Reg S	606,841
		16,683,741
Canada: 1.4%
	First Quantum Minerals Ltd.
1,300,000	7.00%, 03/05/18 (c) 144A	1,347,937
200,000	7.25%, 03/05/18 (c) 144A	208,500
1,400,000	7.25%, 10/01/19 (c) 144A	1,485,750
1,750,000	7.50%, 04/01/20 (c) 144A	1,881,337
		4,923,524
Cayman Islands: 9.4%
500,000	361 Degrees International Ltd. 7.25%, 06/03/19 (c) Reg S	520,981
400,000	Agile Group Holdings Ltd. 9.00%, 05/21/18 (c) Reg S	424,355
300,000	Agricola Senior Trust 6.75%, 06/18/20 144A	307,500
500,000	Agromercantil Senior Trust 6.25%, 04/10/19 144A	514,445
1,195,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	1,207,246
600,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 † Reg S	595,158
600,000	CAR, Inc. 6.13%, 03/05/18 (c) 144A	609,780
500,000	Cementos Progreso Trust 7.13%, 11/06/18 (c) 144A	530,000
275,000	Central China Real Estate Ltd. 8.75%, 01/23/19 (c) Reg S	294,419
	China Evergrande Group
1,020,000	7.50%, 06/28/20 (c) Reg S	1,032,355
2,750,000	8.75%, 06/28/21 (c) Reg S	2,845,857
1,500,000	9.50%, 03/29/21 (c) Reg S	1,603,360
700,000	China SCE Property Holdings Ltd. 5.88%, 03/10/20 (c) Reg S	676,470
340,000	China Shanshui Cement Group Ltd. 7.50%, 03/10/18 (c) † § Reg S	277,100
500,000	CIFI Holdings Group Co. Ltd. 7.75%, 06/05/18 (c) Reg S	524,430
825,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	873,840
	Country Garden Holdings Co. Ltd.
900,000	7.50%, 03/09/18 (c) Reg S	934,798
1,615,000	7.50%, 02/20/18 (c) 144A	1,674,574
400,000	DIP Sukuk Ltd. 4.29%, 02/20/19 Reg S	403,840
200,000	Emirates Reit Sukuk Ltd. 5.13%, 12/12/22 Reg S	203,000
1,000,000	Ezdan Sukuk Co. Ltd. 4.38%, 05/18/21 † Reg S	853,948
300,000	Fantasia Holdings Group Co Ltd. 7.38%, 10/04/19 (c) Reg S	298,838
400,000	Greenland Hong Kong Holdings Ltd. 3.88%, 07/28/19 Reg S	393,258
800,000	Greentown China Holdings Ltd. 5.88%, 08/11/18 (c) Reg S	822,362
1,350,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	1,380,375
500,000	Health and Happiness H&H International Holdings Ltd. 7.25%, 06/21/18 (c) 144A	522,526
550,000	Industrial Senior Trust 5.50%, 11/01/22 144A	557,563
400,000	King Talent Management Ltd. 5.60% (US Treasury Yield Curve Rate T 5 Year+3.52%), 12/04/22 (c) Reg S	398,349
	KWG Property Holding Ltd.
200,000	5.88%, 11/10/21 (c) Reg S	194,250
500,000	6.00%, 03/15/20 (c) Reg S	499,659
1,000,000	Latam Finance Ltd. 6.88%, 04/11/21 (c) 144A	1,062,500
490,000	Longfor Properties Co. Ltd. 6.75%, 02/08/18 (c) Reg S	506,685
750,000	MAF Global Securities Ltd. 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c) Reg S	766,650
1,300,000	Melco Resorts Finance Ltd. 4.88%, 06/06/20 (c) 144A	1,301,987
350,000	MIE Holdings Corp. 7.50%, 03/05/18 (c) 144A	302,765
700,000	Mumtalakat Sukuk Holding Co. 4.00%, 11/25/21 Reg S	680,119
250,000	Sagicor Finance 2015 Ltd. 8.88%, 08/11/19 (c) 144A	280,313
733,820	Shelf Drilling Holdings Ltd. 9.50%, 02/28/18 (c) 144A	751,248
1,295,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) Reg S	1,401,887
1,000,000	Sunac China Holdings Ltd. 7.95%, 08/08/20 (c) † Reg S	1,028,845
400,000	Times Property Holdings Ltd. 6.60%, 11/30/20 (c) Reg S	396,555
790,000	WTT Investment Ltd./Hong Kong 5.50%, 11/21/20 (c) 144A	800,785
	Wynn Macau Ltd.
600,000	4.88%, 10/01/20 (c) 144A	595,500
900,000	5.50%, 10/01/22 (c) 144A	900,000
700,000	Yuzhou Properties Co. Ltd. 6.00%, 01/25/20 (c) Reg S	703,510
		33,453,985
Chile: 0.7%
1,210,000	AES Gener SA 8.38% (USD Swap Semi 30/360 5 Year+6.82%), 06/18/19 (c) 144A	1,255,677
750,000	CorpGroup Banking SA 6.75%, 03/15/18 (c) 144A	757,312
500,000	Latam Airlines Group SA 7.25%, 06/09/20 † 144A	529,375
		2,542,364
China / Hong Kong: 3.4%
	Bank of East Asia Ltd.
1,170,000	4.25% (US Treasury Yield Curve Rate T 5 Year+2.70%), 11/20/19 (c) Reg S	1,180,596
1,550,000	5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (c) Reg S	1,579,250
200,000	5.63% (US Treasury Yield Curve Rate T 5 Year+3.68%), 05/18/22 (c) Reg S	205,957
400,000	Chalieco Hong Kong Corp Ltd. 5.70% (US Treasury Yield Curve Rate T 3 Year+8.29%), 01/15/20 (c) Reg S	409,739
1,975,000	China Cinda Asset Management Co. Ltd. 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c) † Reg S	1,946,915
	China CITIC Bank International Ltd.
600,000	4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (c) Reg S	593,719
500,000	7.25% (US Treasury Yield Curve Rate T 5 Year+5.63%), 04/22/19 (c) Reg S	518,550
600,000	China South City Holdings Ltd. 5.75%, 03/09/20 Reg S	581,807
500,000	Chong Hing Bank Ltd. 6.50% (US Treasury Yield Curve Rate T 5 Year+4.63%), 09/25/19 (c) Reg S	516,844
850,000	ICBC Asia Ltd. 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c) Reg S	842,482
1,500,000	Nanyang Commercial Bank Ltd. 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c) Reg S	1,504,656
400,000	Qinghai Provincial Investment Group Co Ltd. 6.40%, 07/10/21 Reg S	399,030
500,000	Yancoal International Resources Development Co. Ltd. 5.75% (US Treasury Yield Curve Rate T 3 Year+8.30%), 04/13/20 (c) Reg S	508,597
600,000	Yanlord Land HK Co. Ltd. 5.88%, 01/23/20 (c) † Reg S	614,228
600,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	616,500
		12,018,870
Colombia: 1.8%
550,000	Banco Davivienda SA 5.88%, 07/09/22 144A	586,493
1,793,000	Banco de Bogota SA 5.38%, 02/19/23 144A	1,898,339
	Bancolombia SA
800,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	796,200
1,306,000	5.13%, 09/11/22 †	1,371,300
	Colombia Telecomunicaciones SA ESP
930,000	5.38%, 03/05/18 (c) 144A	947,437
565,000	8.50% (USD Swap Semi 30/360 5 Year+6.96%), 03/30/20 (c) 144A	608,788
		6,208,557
Costa Rica: 0.3%
1,070,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 144A	1,124,174
Croatia: 0.2%
	Agrokor D.D.
175,000	8.88%, 03/02/18 (c) (d) Reg S	50,584
50,000	8.88%, 03/05/18 (c) (d) 144A	14,453
600,000	Hrvatska Elektroprivreda 5.88%, 10/23/22 144A	660,750
		725,787
Curacao: 0.3%
600,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	548,422
400,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	387,930
		936,352
Dominican Republic: 0.3%
500,000	Aeropuertos Dominicanos Siglo XXI SA 6.75%, 04/01/24 (c) 144A	549,375
500,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	532,518
		1,081,893
Ecuador: 0.1%
400,000	Petroamazonas EP 4.63%, 11/06/20 144A	390,000
Georgia: 0.3%
400,000	BGEO Group JSC 6.00%, 07/26/23 144A	418,320
520,000	Georgian Railway JSC 7.75%, 07/11/22 144A	583,440
		1,001,760
India: 1.0%
600,000	Delhi International Airport Pvt Ltd. 6.13%, 10/31/26 144A	634,500
400,000	HPCL-Mittal Energy Ltd. 5.25%, 04/28/27 Reg S	411,934
1,020,000	JSW Steel Ltd. 4.75%, 11/12/19 Reg S	1,033,382
200,000	Reliance Communications Ltd. 6.50%, 11/06/20 Reg S	139,352
600,000	Syndicate Bank 3.88%, 12/04/19 Reg S	603,571
650,000	Tata Motors Ltd. 4.63%, 04/30/20 Reg S	663,767
		3,486,506
Indonesia: 0.6%
500,000	ABM Investama Tbk PT 7.13%, 08/01/20 (c) 144A	518,187
560,000	Bukit Makmur Mandiri Utama PT 7.75%, 02/13/20 (c) 144A	593,995
900,000	Saka Energi Indonesia PT 4.45%, 05/05/24 144A	913,119
		2,025,301
Ireland: 3.8%
1,125,000	Alfa Bank OJSC 7.75%, 04/28/21 144A	1,254,375
750,000	Bank Otkritie Financial Corp. OJSC 10.00%, 12/17/19 Reg S	33,825
200,000	Borets Finance DAC 6.50%, 04/07/22 144A	211,750
500,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	507,384
600,000	Eurochem Finance DAC 3.95%, 07/05/21 144A	599,373
775,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	800,226
600,000	GTLK Europe DAC 5.95%, 07/19/21 Reg S	630,920
	Metalloinvest Finance DAC
300,000	4.85%, 05/02/24 144A	303,563
400,000	5.63%, 04/17/20 144A	417,836
550,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	571,036
1,225,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	1,229,477
700,000	Rusal Capital DAC 5.13%, 02/02/22 144A	707,325
1,500,000	Russian Railways 5.70%, 04/05/22 Reg S	1,606,215
700,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	722,241
300,000	Sibur Securities DAC 4.13%, 10/05/23 144A	299,045
450,000	Vimpel Communications OJSC 7.75%, 02/02/21 144A	501,251
	Vnesheconombank
800,000	5.94%, 11/21/23 144A	873,813
1,995,000	6.90%, 07/09/20 144A	2,146,764
		13,416,419
Kazakhstan: 2.4%
500,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	550,060
800,000	Kazkommertsbank JSC 5.50%, 03/05/18 (c) 144A	800,155
	KazMunayGas National Co. JSC
300,000	3.88%, 04/19/22 144A	303,218
700,000	4.40%, 04/30/23 144A	718,340
200,000	4.75%, 04/19/27 144A	208,848
800,000	5.75%, 04/30/43 144A	866,856
1,500,000	5.75%, 04/19/47 144A	1,601,835
1,550,000	6.38%, 04/09/21 144A	1,679,769
1,800,000	7.00%, 05/05/20 144A	1,936,676
		8,665,757
Luxembourg: 7.6%
800,000	Adecoagro SA 6.00%, 09/21/22 (c) 144A	791,208
700,000	ALROSA Finance SA 7.75%, 11/03/20 144A	774,010
1,260,000	Consolidated Energy Finance SA 6.75%, 03/05/18 (c) 144A	1,283,625
300,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	323,610
925,000	CSN Resources SA 6.50%, 07/21/20 144A	899,285
1,575,000	Evraz Group SA 5.38%, 03/20/23 144A	1,626,660
1,670,000	Gazprom Neft OAO 6.00%, 11/27/23 144A	1,831,113
	Gazprom OAO
2,500,000	4.95%, 07/19/22 144A	2,607,030
1,695,000	7.29%, 08/16/37 144A	2,132,634
1,100,000	9.25%, 04/23/19 (p) 144A	1,181,449
	Gazprom OAO Via Gaz Capital SA
200,000	4.95%, 02/06/28 144A	208,928
200,000	6.51%, 03/07/22 144A	220,213
600,000	Kernel Holding SA 8.75%, 01/31/22 144A	664,452
500,000	Klabin Finance SA 4.88%, 09/19/27 144A	494,375
915,000	MHP SA 8.25%, 04/02/20 144A	997,019
1,060,000	Minerva Luxembourg SA 6.50%, 09/20/21 (c) † 144A	1,071,607
	Offshore Drilling Holding SA
400,000	8.38%, 03/02/18 (c) Reg S	181,000
590,000	8.38%, 03/05/18 (c) 144A	266,975
1,305,000	Puma International Financing SA 6.75%, 02/07/18 (c) 144A	1,329,364
300,424	QGOG Constellation SA 9.50% 11/09/21 (c) 144A	192,271
350,000	Rosneft Finance SA 7.25%, 02/02/20 144A	374,542
500,000	Rumo Luxembourg Sarl 7.38%, 02/09/21 (c) 144A	546,875
	Sberbank of Russia
1,420,000	5.13%, 10/29/22 144A	1,472,904
1,650,000	6.13%, 02/07/22 144A	1,792,956
200,000	Sberbank of Russia Via SB Capital SA 5.72%, 06/16/21 Reg S	213,539
350,000	Sistema JSFC 6.95%, 05/17/19 144A	353,285
400,000	TMK OAO 6.75%, 04/03/20 144A	420,348
400,000	Topaz Marine SA 9.13%, 07/26/19 (c) 144A	422,650
500,000	Ultrapar International SA 5.25%, 10/06/26 144A	511,100
500,000	Vm Holding SA 5.38%, 02/04/27 (c) 144A	531,250
1,265,000	VTB Bank SA 6.95%, 10/17/22 144A	1,370,159
		27,086,436
Malaysia: 0.1%
500,000	Press Metal Labuan Ltd. 4.80%, 10/30/20 (c) Reg S	501,634
Marshall Islands: 0.1%
390,000	Navios South American Logistics, Inc. 7.25%, 03/05/18 (c) 144A	381,225
Mauritius: 1.5%
590,000	Azure Power Energy Ltd. 5.50%, 08/03/20 (c) 144A	594,455
700,000	Greenko Investment Co. 4.88%, 08/16/19 (c) 144A	684,307
500,000	HT Global IT Solutions Holdings Ltd. 7.00%, 07/14/18 (c) 144A	525,627
650,000	HTA Group Ltd./Mauritius 9.13%, 03/08/19 (c) 144A	695,402
200,000	MTN Mauritius Investments Ltd. 5.37%, 02/13/22 144A	206,904
	MTN Mauritius Investments Ltd.
1,400,000	4.76%, 11/11/24 144A	1,396,198
300,000	6.50%, 10/13/26 144A	327,180
700,000	Neerg Energy Ltd. 6.00%, 02/13/20 (c) 144A	713,199
		5,143,272
Mexico: 3.8%
700,000	Axtel SAB de CV 6.38%, 11/14/20 (c) 144A	729,750
	BBVA Bancomer SA
1,200,000	5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/28 (c) 144A	1,188,780
1,070,000	7.25%, 04/22/20 144A	1,151,587
	Cemex SAB de CV
2,600,000	5.70%, 01/11/20 (c) † 144A	2,745,470
535,000	7.25%, 03/05/18 (c) 144A	556,459
250,000	7.75%, 04/16/21 (c) † 144A	283,750
571,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	616,394
700,000	Credito Real SAB de CV 7.25%, 07/20/20 (c) 144A	743,400
500,000	Cydsa SAB de CV 6.25%, 10/04/22 (c) 144A	506,500
560,000	Elementia SAB de CV 5.50%, 01/15/20 (c) 144A	574,286
500,000	Grupo Idesa SA de CV 7.88%, 03/05/18 (c) 144A	490,000
585,000	Grupo KUO SAB De CV 5.75%, 07/07/22 (c) 144A	601,234
550,000	Grupo Posadas SAB de CV 7.88%, 06/30/19 (c) 144A	574,750
500,000	Metalsa SA de CV 4.90%, 04/24/23 144A	505,255
650,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	669,500
460,000	TV Azteca SAB de CV 8.25%, 08/09/21 (c) Reg S	494,500
1,120,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	1,167,600
		13,599,215
Mongolia: 0.2%
500,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 144A	552,112
Netherlands: 8.1%
470,000	Ajecorp BV 6.50%, 03/05/18 (c) 144A	435,925
350,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) † 144A	345,188
575,000	EA Partners I BV 6.88%, 09/28/20 † Reg S	430,039
475,000	First Bank of Nigeria Ltd. 8.00% (USD Swap Semi 30/360 2 Year+6.49%), 07/23/19 (c) 144A	469,063
1,200,000	Greenko Dutch BV 5.25%, 07/24/20 (c) 144A	1,197,750
200,000	GTH Finance BV 6.25%, 01/26/20 (c) 144A	208,768
810,000	IHS Netherlands Holdco BV 9.50%, 10/27/18 (c) 144A	865,758
1,055,000	Indo Energy Finance II BV 6.38%, 03/05/18 (c) 144A	1,078,887
1,200,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	1,427,918
800,000	Listrindo Capital BV 4.95%, 09/14/21 (c) 144A	798,000
1,275,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	1,338,431
1,437,758	Metinvest BV 9.37% 02/18/18 (c) Reg S	1,484,485
700,000	Nostrum Oil & Gas Finance BV 8.00%, 07/25/19 (c) 144A	743,294
	Petrobras Global Finance BV
1,280,000	4.38%, 05/20/23	1,276,160
1,255,000	5.30%, 01/27/25 144A	1,264,412
100,000	6.00%, 01/27/28 144A	100,960
1,550,000	6.25%, 03/17/24	1,660,592
1,000,000	7.38%, 01/17/27	1,111,150
	Teva Pharmaceutical Finance Netherlands III BV
1,400,000	1.70%, 07/19/19	1,368,104
2,100,000	2.20%, 07/21/21	1,958,534
2,450,000	2.80%, 07/21/23 †	2,170,376
2,100,000	3.15%, 10/01/26	1,748,051
1,450,000	4.10%, 10/01/46	1,108,395
	VEON Holdings BV
1,000,000	4.95%, 03/16/24 (c) 144A	1,006,500
1,500,000	5.95%, 02/13/23 144A	1,600,500
1,475,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	1,556,125
		28,753,365
Nigeria: 0.9%
800,000	Access Bank Plc 10.50%, 10/19/21 144A	908,000
400,000	Fidelity Bank Plc 10.50%, 10/16/22 144A	421,600
600,000	United Bank for Africa Plc 7.75%, 06/08/22 144A	628,416
	Zenith Bank Plc
550,000	6.25%, 04/22/19 144A	564,762
600,000	7.38%, 05/30/22 144A	633,840
		3,156,618
Panama: 0.4%
375,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	368,438
500,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	527,500
650,000	Avianca Holdings SA 8.38%, 03/05/18 (c) 144A	671,937
		1,567,875
Paraguay: 0.1%
400,000	Telefonica Celular del Paraguay SA 6.75%, 03/05/18 (c) 144A	412,388
Peru: 1.2%
300,000	Cia Minera Milpo SAA 4.63%, 03/28/23 144A	309,000
210,000	InRetail Consumer 5.25%, 02/24/18 (c) 144A	217,613
565,000	InRetail Shopping Malls 6.50%, 07/09/18 (c) 144A	590,990
500,000	Minsur SA 6.25%, 02/07/24 144A	555,000
600,000	Orazul Energy Egenor S. en C. por A. 5.63%, 04/28/22 (c) 144A	593,250
400,000	SAN Miguel Industrias Pet SA 4.50%, 03/18/20 (c) 144A	407,500
700,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	728,875
730,000	Volcan Cia Minera SAA 5.38%, 02/02/22 144A	765,587
		4,167,815
Philippines: 0.1%
300,000	Security Bank Corp. 3.95%, 02/03/20 Reg S	306,691
Russia: 0.1%
500,000	Global Ports Finance Plc 6.50%, 09/22/23 144A	526,380
Saudi Arabia: 0.3%
1,000,000	Dar Al-Arkan Sukuk Co. Ltd. 6.50%, 05/28/19 † Reg S	1,005,250
Singapore: 2.1%
1,665,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	1,753,012
400,000	APL Realty Holdings Pte Ltd. 5.95%, 06/02/21 (c) Reg S	395,584
111,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) * Reg S	2,914
550,000	Golden Legacy Pte Ltd. 8.25%, 06/07/19 (c) 144A	588,028
300,000	Indika Energy Capital III Pte Ltd. 5.88%, 11/09/21 (c) 144A	300,426
300,000	Jubilant Pharma Ltd. 4.88%, 10/06/19 (c) Reg S	300,028
600,000	Marble II Pte Ltd. 5.30%, 06/20/19 (c) 144A	609,338
900,000	Medco Platinum Road Pte Ltd. 6.75%, 01/30/22 (c) 144A	893,310
500,000	Pratama Agung Pte Ltd. 6.25%, 03/02/18 (c) † Reg S	513,163
600,000	STATS ChipPAC Ltd. 8.50%, 11/24/18 (c) 144A	634,500
400,000	TBG Global Pte Ltd. 5.25%, 02/10/19 (c) † Reg S	406,290
900,000	Theta Capital Pte Ltd. 7.00%, 04/11/18 (c) Reg S	927,145
		7,323,738
South Africa: 1.8%
	Eskom Holdings SOC Ltd.
1,755,000	5.75%, 01/26/21 144A	1,774,505
1,380,000	6.75%, 08/06/23 144A	1,434,089
1,240,000	7.13%, 02/11/25 † 144A	1,304,540
600,000	FirstRand Bank Ltd. 4.25%, 04/30/20 Reg S	612,000
1,100,000	Transnet SOC Ltd. 4.00%, 07/26/22 144A	1,094,757
		6,219,891
South Korea: 0.6%
300,000	SK E&S Co. Ltd. 4.88% (US Treasury Yield Curve Rate T 5 Year+3.23%), 11/26/19 (c) 144A	302,250
	Woori Bank Co. Ltd.
750,000	4.75%, 04/30/24 144A	782,436
900,000	5.00% (US Treasury Yield Curve Rate T 5 Year+3.33%), 06/10/20 (c) 144A	917,517
		2,002,203
Thailand: 0.5%
880,000	Krung Thai Bank PCL 5.20% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/26/19 (c) Reg S	903,643
875,000	PTTEP Treasury Center Co. Ltd. 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (c) 144A	886,551
		1,790,194
Turkey: 8.8%
	Akbank TAS
805,000	4.00%, 01/24/20 144A	805,211
700,000	5.00%, 10/24/22 144A	706,177
725,000	5.13%, 03/31/25 144A	712,904
500,000	Albaraka Turk Katilim Bankasi AS 6.25%, 06/30/19 Reg S	500,538
500,000	Alternatifbank AS 8.75% (USD Swap Semi 30/360 5 Year+7.83%), 04/16/21 (c) Reg S	522,508
600,000	Arcelik AS 5.00%, 04/03/23 144A	609,249
	Finansbank AS
800,000	4.88%, 05/19/22 144A	787,995
800,000	6.25%, 04/30/19 144A	824,333
	TC Ziraat Bankasi AS
740,000	4.25%, 07/03/19 144A	741,939
600,000	4.75%, 04/29/21 144A	598,582
1,200,000	5.13%, 05/03/22 144A	1,200,551
900,000	Tupras Turkiye Petrol Rafinerileri AS 4.50%, 07/20/24 (c) 144A	887,162
	Turkiye Garanti Bankasi AS
1,100,000	4.75%, 10/17/19 144A	1,117,305
1,400,000	5.25%, 09/13/22 144A	1,428,581
1,000,000	5.88%, 03/16/23 144A	1,038,820
	Turkiye Halk Bankasi AS
2,275,000	3.88%, 02/05/20 144A	2,183,795
200,000	5.00%, 07/13/21 144A	193,224
600,000	Turkiye Is Bankasi AS 6.13%, 04/25/24 144A	605,872
	Turkiye Is Bankasi SA
2,480,000	5.00%, 04/30/20 144A	2,510,219
4,085,000	6.00%, 10/24/22 144A	4,115,360
1,300,000	Turkiye Sinai Kalkinma Bankasi AS 5.13%, 04/22/20 Reg S	1,313,312
	Turkiye Sise ve Cam Fabrikalari AS
200,000	4.25%, 05/09/20 Reg S	201,449
400,000	4.25%, 05/09/20 144A	402,898
	Turkiye Vakiflar Bankasi TAO
600,000	6.00%, 11/01/22 144A	596,308
1,995,000	8.00% (USD Swap Semi 30/360 5 Year+5.84%), 11/01/22 (c) 144A	2,069,629
	Yapi ve Kredi Bankasi AS
3,880,000	5.50%, 12/06/22 144A	3,834,845
800,000	5.85%, 06/21/24 144A	801,057
		31,309,823
United Arab Emirates: 0.2%
800,000	First Abu Dhabi Bank PJSC 5.25% (USD Swap Semi 30/360 5 Year+3.35%), 06/17/20 (c) Reg S	806,637
United Kingdom: 4.3%
	AngloGold Ashanti Holdings Plc
885,000	5.13%, 08/01/22 †	923,719
790,000	5.38%, 04/15/20	827,525
380,000	6.50%, 04/15/40	404,700
1,517,062	DTEK Finance Plc 10.75% 03/05/18 (c)	1,637,289
600,000	Hikma Pharmaceuticals Plc 4.25%, 04/10/20 Reg S	602,888
600,000	Liquid Telecommunications Financing Plc 8.50%, 07/13/20 (c) 144A	642,630
720,000	Oschadbank 9.38%, 03/10/23 (s) 144A	782,694
800,000	Petra Diamonds US Treasury Plc 7.25%, 05/01/19 (c) † 144A	816,000
300,000	Polyus Finance Plc 5.25%, 02/07/23 144A	309,823
1,000,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	1,036,165
1,100,000	Sasol Financing International Ltd. 4.50%, 11/14/22	1,119,008
1,600,000	Tullow Oil Plc 6.25%, 03/05/18 (c) 144A	1,648,000
500,000	Ukraine Railways 9.88%, 09/15/21 144A	537,995
	Vedanta Resources Plc
1,900,000	6.13%, 08/09/21 (c) 144A	1,921,787
1,510,000	8.25%, 06/07/21 144A	1,666,738
400,000	West China Cement Ltd. 6.50%, 03/02/18 (c) Reg S	409,812
		15,286,773
United States: 2.4%
1,130,000	Cemex Finance LLC 6.00%, 04/01/19 (c) 144A	1,189,890
2,450,000	DAE Funding LLC 5.00%, 08/01/20 (c) 144A	2,437,750
	JBS USA LLC
850,000	5.75%, 06/15/20 (c) 144A	845,928
885,000	7.25%, 03/05/18 (c) 144A	907,125
627,118	Rio Oil Finance Trust 9.25%, 07/06/24 144A	680,423
1,200,000	Stillwater Mining Co. 7.13%, 06/27/21 (c) 144A	1,272,540
575,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	578,293
500,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20	486,275
		8,398,224
Venezuela: 0.3%
	Petroleos de Venezuela SA
760,000	6.00%, 11/15/26 (d) 144A	177,840
1,070,000	9.00%, 11/17/21 (d) Reg S	286,225
1,970,000	12.75%, 02/17/22 144A	470,338
		934,403
Total Corporate Bonds (Cost: $314,929,421)		317,720,187
GOVERNMENT OBLIGATIONS: 8.2%
Argentina: 4.6%
	City of Buenos Aires
1,075,000	7.50%, 06/01/27 144A	1,150,250
555,000	8.95%, 02/19/21 144A	603,563
600,000	Province of Salta 9.13%, 07/07/24 144A	650,172
	Provincia de Buenos Aires
1,550,000	7.88%, 06/15/27 144A	1,654,625
2,725,000	9.13%, 03/16/24 144A	3,106,500
2,155,000	9.95%, 06/09/21 144A	2,425,474
455,000	10.88%, 01/26/21 144A	508,463
1,110,000	10.88%, 01/26/21 Reg S	1,240,425
400,000	Provincia de Chubut 7.75%, 07/26/26 144A	401,400
	Provincia de Cordoba
1,225,000	7.13%, 06/10/21 144A	1,304,012
750,000	7.13%, 08/01/27 144A	772,927
500,000	Provincia de Entre Rios 8.75%, 02/08/25 144A	526,250
700,000	Provincia de Mendoza 8.38%, 05/19/24 144A	766,143
900,000	Provincia de Neuquen 8.63%, 05/12/28 144A	990,000
		16,100,204
Azerbaijan: 0.5%
1,870,000	State Oil Co. of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	1,917,283
Cayman Islands: 0.2%
700,000	Brazil Minas SPE 5.33%, 02/15/28 144A	712,250
Costa Rica: 0.4%
	Instituto Costarricense de Electricidad
300,000	6.38%, 05/15/43 144A	274,500
900,000	6.95%, 11/10/21 144A	970,875
		1,245,375
India: 0.5%
1,275,000	IDBI Bank Ltd. 3.75%, 01/25/19 Reg S	1,279,919
500,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	509,308
		1,789,227
Kazakhstan: 0.3%
1,200,000	KazAgro National Management Holding JSC 4.63%, 05/24/23 144A	1,224,904
Trinidad and Tobago: 0.3%
	Petroleum Co. of Trinidad & Tobago Ltd.
391,875	6.00%, 05/08/22 144A	395,794
300,000	9.75%, 08/14/19 Reg S	322,500
305,000	9.75%, 08/14/19 144A	327,875
		1,046,169
Turkey: 0.9%
	Export Credit Bank of Turkey
200,000	4.25%, 09/18/22 144A	194,664
600,000	5.38%, 10/24/23 144A	608,314
150,000	5.88%, 04/24/19 Reg S	153,934
2,170,000	5.88%, 04/24/19 144A	2,226,910
		3,183,822
Ukraine: 0.5%
1,465,000	Ukreximbank 9.75%, 01/22/25 144A	1,637,137
Total Government Obligations (Cost: $27,901,708)		28,856,371

Number of Shares
MONEY MARKET FUND: 1.1% (Cost: $3,869,464)
3,869,464	Dreyfus Government Cash Management Fund - Institutional Shares	3,869,464
Total Investments Before Collateral for Securities Loaned: 99.0% (Cost: $346,700,593)		350,446,022

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.6%
Repurchase Agreements: 5.6%
$4,746,966	Repurchase agreement dated 1/31/18 with Citigroup Global Markets, Inc., 1.34%, due 2/1/18, proceeds $4,747,143; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 2/1/18 to 6/1/56, valued at $4,841,905 including accrued interest)	4,746,966
4,746,966	Repurchase agreement dated 1/31/18 with Credit Agricole CIB, 1.32%, due 2/1/18, proceeds $4,747,140; (collateralized by various U.S. government and agency obligations, 1.13% to 1.50%, due 9/9/49 to 9/9/49, valued at $4,841,907 including accrued interest)	4,746,966
4,746,966	Repurchase agreement dated 1/31/18 with Daiwa Capital Markets America, Inc., 1.35%, due 2/1/18, proceeds $4,747,144; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/15/18 to 12/1/51, valued at $4,841,778 including accrued interest)	4,746,966
976,009	Repurchase agreement dated 1/31/18 with J.P. Morgan Securities LLC , 1.37%, due 2/1/18, proceeds $976,046; (collateralized by various U.S. government and agency obligations, 1.63% to 2.50%, due 4/30/22 to 1/31/25, valued at $995,532 including accrued interest)	976,009
4,746,966	Repurchase agreement dated 1/31/18 with Nomura Securities International, Inc., 1.36%, due 2/1/18, proceeds $4,747,145; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/16/18 to 12/20/67, valued at $4,841,905 including accrued interest)	4,746,966
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $19,963,873)		19,963,873
Total Investments: 104.6% (Cost: $366,664,466)		370,409,895
Liabilities in excess of other assets: (4.6)%		(16,267,124)
NET ASSETS: 100.0%		$354,142,771

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,956,355.
§	Illiquid Security — the aggregate value of illiquid securities is $277,100 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $250,804,071, or 70.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	9.4%	$32,953,251
Communications	6.1	21,529,742
Consumer, Cyclical	4.1	14,441,644
Consumer, Non-cyclical	6.8	23,691,168
Diversified	1.5	5,140,731
Energy	15.7	55,114,216
Financial	36.8	129,001,260
Government	8.2	28,856,371
Industrial	6.0	20,964,272
Technology	0.4	1,243,838
Utilities	3.9	13,640,065
Money Market Fund	1.1	3,869,464
	100.0%	$350,446,022

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$317,720,187	$—	$317,720,187
Government Obligations*	—	28,856,371	—	28,856,371
Money Market Fund	3,869,464	—	—	3,869,464
Repurchase Agreements	—	19,963,873	—	19,963,873
Total	$3,869,464	$366,540,431	$—	$370,409,895

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 98.1%
Bermuda: 2.4%
	Weatherford International Ltd.
$6,106,000	4.50%, 01/15/22 (c) †	$5,800,700
3,693,000	5.13%, 09/15/20 †	3,803,790
3,145,000	5.95%, 10/17/41 (c) †	2,563,175
3,930,000	6.50%, 08/01/36	3,399,450
9,429,000	6.75%, 09/15/40	8,250,375
2,991,000	7.00%, 03/15/38 †	2,691,900
4,182,000	9.63%, 03/01/19 †	4,495,650
		31,005,040
Canada: 4.9%
	Bombardier, Inc.
500,000	6.00%, 03/02/18 (c) Reg S	502,500
1,700,000	7.45%, 05/01/34 144A	1,738,250
8,750,000	Enbridge, Inc. 5.50% (ICE LIBOR USD 3 Month+3.42%), 07/15/27 (c)	8,772,487
	Kinross Gold Corp.
4,390,000	5.13%, 06/01/21 (c)	4,631,450
4,490,000	5.95%, 12/15/23 (c)	4,956,421
2,323,000	6.88%, 03/01/41 (c)	2,706,295
	Teck Resources Ltd.
5,848,000	3.75%, 11/01/22 (c) †	5,884,550
6,138,000	4.75%, 10/15/21 (c)	6,383,520
3,870,000	5.20%, 09/01/41 (c)	3,918,375
2,320,000	5.40%, 08/01/42 (c)	2,395,400
3,749,000	6.00%, 02/15/40 (c)	4,184,821
4,620,000	6.13%, 10/01/35	5,226,375
8,749,000	6.25%, 01/15/41 (c)	10,181,649
		61,482,093
Cayman Islands: 3.2%
	Noble Holding International Ltd.
530,000	3.95%, 03/15/22	492,900
16,000	4.63%, 03/01/21	15,920
4,465,000	5.25%, 03/15/42	2,980,388
3,544,000	6.05%, 03/01/41 †	2,480,800
3,503,000	6.20%, 08/01/40	2,539,675
3,315,000	7.70%, 01/01/25 (c) †	2,991,788
3,613,000	8.70%, 10/01/44 (c) †	3,143,310
	Transocean, Inc.
4,462,000	5.80%, 07/15/22 (c) †	4,528,930
2,560,000	6.50%, 11/15/20 †	2,720,000
8,960,000	6.80%, 03/15/38 †	7,728,000
5,169,000	7.50%, 04/15/31 †	4,949,317
2,879,000	8.38%, 12/15/21 †	3,202,888
2,690,000	9.35%, 12/15/41	2,757,250
		40,531,166
Finland: 1.1%
	Nokia OYJ
5,135,000	5.38%, 05/15/19	5,295,469
4,379,000	6.63%, 05/15/39	4,816,900
2,825,000	Stora Enso OYJ 7.25%, 04/15/36 144A	3,517,125
		13,629,494
France: 0.4%
4,150,000	BPCE SA 12.50% (ICE LIBOR USD 3 Month+12.98%), 09/30/19 (c) 144A	4,772,500
Germany: 2.1%
	Deutsche Bank AG
14,347,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	14,100,015
12,174,000	4.50%, 04/01/25 †	12,279,919
		26,379,934
Ireland: 0.2%
2,586,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	3,135,525
Italy: 1.4%
17,686,000	Intesa Sanpaolo SpA 5.02%, 06/26/24 144A	18,078,269
Japan: 1.8%
21,984,000	SoftBank Group Corp. 4.50%, 04/15/20 144A	22,397,299
Luxembourg: 7.0%
	ArcelorMittal
5,266,000	5.75%, 08/05/20 †	5,581,960
6,930,000	6.00%, 03/01/21	7,449,750
6,123,000	6.75%, 02/25/22	6,811,837
5,388,000	7.25%, 03/01/41	6,869,700
9,777,000	7.50%, 10/15/39	12,661,215
	Telecom Italia Capital
8,890,000	6.00%, 09/30/34	9,934,575
8,700,000	6.38%, 11/15/33	10,048,500
764,000	7.00%, 06/04/18	777,179
6,246,000	7.18%, 06/18/19	6,612,952
8,814,000	7.20%, 07/18/36	10,995,465
8,660,000	7.72%, 06/04/38	11,320,352
		89,063,485
Netherlands: 0.3%
4,344,000	CNH Industrial NV 3.85%, 08/15/27 (c)	4,314,418
Sweden: 0.7%
8,815,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/22	8,838,704
United Kingdom: 5.1%
5,161,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	6,033,209
	Ensco Plc
5,425,000	4.50%, 07/01/24 (c) †	4,677,381
6,058,000	5.20%, 12/15/24 (c) †	5,300,750
8,892,000	5.75%, 04/01/44 (c)	6,391,125
	Lloyds Banking Group Plc
125,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c) Reg S	147,656
3,385,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c) 144A	3,998,531
3,660,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (c) 144A	4,364,550
6,867,000	Royal Bank of Scotland Group Plc 7.65% (ICE LIBOR USD 3 Month+2.50%), 09/30/31 (c)	9,064,440
3,514,000	Signet UK Finance Plc 4.70%, 03/15/24 (c) †	3,429,215
6,645,000	Standard Chartered Plc 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c) † 144A	8,193,285
7,588,000	Tesco Plc 6.15%, 11/15/37 144A	8,266,299
4,144,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	4,361,560
		64,228,001
United States: 67.5%
	ADT Corp.
8,776,000	3.50%, 07/15/22	8,603,113
6,181,000	4.13%, 06/15/23	6,134,642
	Allegheny Technologies, Inc.
4,407,000	5.95%, 10/15/20 (c)	4,572,262
4,434,000	7.88%, 05/15/23 (c)	4,880,592
4,462,000	Ally Financial, Inc. 8.00%, 11/01/31	5,689,050
	Arconic, Inc.
10,925,000	5.40%, 01/15/21 (c)	11,597,215
4,484,000	5.72%, 02/23/19	4,625,776
5,543,000	5.87%, 02/23/22	6,021,084
5,864,000	5.90%, 02/01/27	6,588,204
5,456,000	5.95%, 02/01/37	5,999,909
8,840,000	6.15%, 08/15/20	9,491,950
2,397,000	6.75%, 01/15/28 †	2,840,685
	Avon Products, Inc.
3,906,000	6.60%, 03/15/20	3,827,880
4,032,000	7.00%, 03/15/23	3,553,200
	Carpenter Technology Corp.
2,882,000	4.45%, 12/01/22 (c)	2,915,483
1,983,000	5.20%, 04/15/21 (c)	2,048,937
	CDK Global, Inc.
2,170,000	3.80%, 09/15/19 (c)	2,197,125
4,407,000	5.00%, 07/15/24 (c)	4,550,227
	CenturyLink, Inc.
2,320,000	6.15%, 09/15/19 †	2,412,800
7,338,000	6.88%, 01/15/28	6,824,340
6,990,000	7.60%, 09/15/39	6,177,412
	CF Industries Holdings, Inc.
6,734,000	3.45%, 06/01/23	6,605,717
6,670,000	4.95%, 06/01/43	6,244,787
6,345,000	5.15%, 03/15/34	6,424,312
6,747,000	5.38%, 03/15/44	6,620,494
2,154,000	Choice Hotels International, Inc. 5.70%, 08/28/20	2,285,933
2,565,000	Cliffs Natural Resources, Inc. 6.25%, 10/01/40	2,180,250
	Continental Resources, Inc.
8,926,000	3.80%, 03/01/24 (c)	8,780,952
6,150,000	4.90%, 12/01/43 (c) †	6,165,375
240,000	Crown Americas LLC / Crown Americas Capital Corp V 4.25%, 03/31/26 (c)	234,000
2,889,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	3,344,018
	DCP Midstream Operating LP
2,993,000	2.70%, 03/01/19 (c)	2,996,741
4,470,000	3.88%, 12/15/22 (c)	4,481,175
5,527,000	4.75%, 06/30/21 (c) 144A	5,777,373
3,057,000	4.95%, 01/01/22 (c)	3,202,208
5,719,000	5.35%, 03/15/20 144A	5,976,355
4,369,000	5.60%, 10/01/43 (c)	4,560,144
1,750,000	6.45%, 11/03/36 144A	1,938,125
4,576,000	6.75%, 09/15/37 144A	5,205,200
901,000	8.13%, 08/16/30	1,090,210
3,731,000	9.75%, 03/15/19 144A	4,015,489
	Dell, Inc.
3,622,000	4.63%, 04/01/21	3,744,243
1,625,000	5.40%, 09/10/40	1,531,563
4,861,000	5.88%, 06/15/19 †	5,044,503
3,974,000	6.50%, 04/15/38	4,152,830
2,995,000	7.10%, 04/15/28 †	3,418,793
	Diamond Offshore Drilling, Inc.
2,266,000	3.45%, 08/01/23 (c)	2,084,720
6,668,000	4.88%, 05/01/43 (c)	5,134,360
4,343,000	5.70%, 10/15/39	3,767,552
8,830,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	11,898,425
	Dun & Bradstreet Corp.
2,699,000	4.25%, 05/15/20 (c) †	2,759,818
2,578,000	4.63%, 09/01/22 (c)	2,612,877
	Edgewell Personal Care
5,271,000	4.70%, 05/19/21	5,415,952
4,613,000	4.70%, 05/24/22	4,716,792
13,168,000	Embarq Corp. 8.00%, 06/01/36	12,804,432
	EMC Corporation
17,556,000	2.65%, 06/01/20	17,327,626
9,017,000	3.38%, 03/01/23 (c) †	8,570,096
3,502,000	Energen Corp. 4.63%, 06/01/21 (c)	3,572,040
	FirstEnergy Solutions Co.
2,782,000	6.05%, 08/15/21	1,265,810
3,213,000	6.80%, 08/15/39	1,429,785
	Freeport-McMoRan, Inc.
8,945,000	3.10%, 03/15/20	8,978,544
16,772,000	3.55%, 12/01/21 (c)	16,688,140
16,980,000	3.88%, 12/15/22 (c) †	16,958,775
5,346,000	4.00%, 11/14/21	5,428,863
7,373,000	4.55%, 08/14/24 (c)	7,529,676
6,472,000	5.40%, 05/14/34 (c) †	6,782,656
16,622,000	5.45%, 09/15/42 (c)	17,120,660
8,366,000	Frontier Communications Corp. 9.00%, 08/15/31	5,500,645
2,600,000	Frontier Florida LLC 6.86%, 02/01/28	2,333,500
	Genworth Holdings, Inc.
4,117,000	4.80%, 02/15/24	3,530,328
2,973,000	4.90%, 08/15/23	2,564,213
2,631,000	6.50%, 06/15/34	2,196,885
2,690,000	7.20%, 02/15/21	2,636,200
6,801,000	7.63%, 09/24/21	6,679,942
4,172,000	7.70%, 06/15/20 †	4,208,505
2,586,000	Global Marine, Inc. 7.00%, 06/01/28	2,637,720
11,269,000	Goldman Sachs Capital I 6.35%, 02/15/34	14,120,067
3,539,000	Graham Holdings Co. 7.25%, 02/01/19	3,714,499
2,600,000	H.B. Fuller Co. 4.00%, 11/15/26 (c)	2,515,500
2,550,000	HCA, Inc. 7.69%, 06/15/25	2,898,483
2,455,000	IFM US Colonial Pipeline 2 LLC 6.45%, 02/01/21 (c) 144A	2,671,168
2,528,000	iHeartCommunications, Inc. 7.25%, 10/15/27	682,560
	Ingram Micro, Inc.
2,607,000	5.00%, 02/10/22 (c) †	2,603,348
4,643,000	5.45%, 09/15/24 (c)	4,605,540
6,763,000	Invista Finance LLC 4.25%, 10/15/19 144A	6,889,806
	JC Penney Corp., Inc.
2,857,000	6.38%, 10/15/36	1,957,045
3,583,000	7.40%, 04/01/37 (p) †	2,597,675
4,181,000	7.63%, 03/01/97 †	2,863,985
	L Brands, Inc.
4,025,000	6.95%, 03/01/33	3,994,812
1,700,000	7.60%, 07/15/37	1,763,750
3,980,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	4,104,375
2,770,000	Leonardo US Holdings, Inc. 6.25%, 01/15/40 144A	3,227,050
	Leucadia National Corp.
6,748,000	5.50%, 01/18/23 (c)	7,198,610
2,265,000	6.63%, 07/23/43 (c)	2,537,609
3,134,000	Lexmark International, Inc. 6.63%, 03/15/20 †	3,232,094
	Mack-Cali Realty LP
2,368,000	3.15%, 02/15/23 (c)	2,172,818
2,651,000	4.50%, 01/18/22 (c)	2,624,843
3,500,000	Magellan Health, Inc. 4.40%, 07/22/24 (c)	3,511,980
	Mattel, Inc.
3,620,000	2.35%, 05/06/19	3,583,800
2,880,000	2.35%, 07/15/21 (c)	2,620,800
2,871,000	3.15%, 12/15/22 (c)	2,533,658
2,500,000	4.35%, 10/01/20 †	2,525,000
2,593,000	5.45%, 05/01/41 (c)	2,330,459
2,376,000	6.20%, 10/01/40	2,239,380
2,300,000	MBIA, Inc. 6.40%, 03/05/18 (c)	2,305,750
2,395,000	McClatchy Co. 6.88%, 03/15/29 †	2,335,125
	MDC Holdings, Inc.
2,329,000	5.50%, 10/15/23 (c)	2,457,095
2,151,000	5.63%, 02/01/20	2,253,173
4,406,000	6.00%, 10/15/42 (c)	4,372,955
3,960,000	Midcontinent Express Pipeline LLC 6.70%, 09/15/19 144A	4,123,350
	Murphy Oil Corp.
5,442,000	4.00%, 03/01/22 (c)	5,448,802
5,658,000	4.45%, 09/01/22 (c)	5,700,435
4,188,000	5.88%, 06/01/42 (c)	4,062,360
	Nabors Industries, Inc.
6,470,000	4.63%, 09/15/21	6,356,775
6,250,000	5.00%, 09/15/20	6,343,750
2,865,000	5.10%, 06/15/23 (c)	2,800,538
	New Albertsons, Inc.
818,000	6.63%, 06/01/28	660,535
3,675,000	7.45%, 08/01/29	3,243,188
3,867,000	8.00%, 05/01/31 †	3,470,633
940,000	8.70%, 05/01/30 †	885,950
4,370,000	NGPL Pipeco LLC 7.77%, 12/15/37 144A	5,473,425
1,850,000	Nine West Holdings, Inc. 6.13%, 11/15/34	212,750
	NuStar Logistics, LP
2,141,000	4.75%, 11/01/21 (c)	2,189,173
4,033,000	4.80%, 09/01/20	4,123,742
3,490,000	Och-Ziff Finance Co. LLC 4.50%, 11/20/19 144A	3,442,187
	Owens & Minor, Inc.
2,400,000	3.88%, 09/15/21	2,415,967
2,380,000	4.38%, 09/15/24 (c)	2,394,718
2,382,000	Pactiv LLC 7.95%, 12/15/25	2,712,503
	PulteGroup, Inc.
2,410,000	6.00%, 02/15/35	2,572,675
3,974,000	6.38%, 05/15/33	4,465,782
2,449,000	7.88%, 06/15/32	3,055,128
3,121,000	Qwest Capital Funding, Inc. 7.75%, 02/15/31	2,832,308
	Qwest Corp.
8,080,000	6.75%, 12/01/21	8,665,800
7,875,000	6.88%, 03/05/18 (c)	7,723,305
1,712,000	7.13%, 03/05/18 (c) †	1,676,205
2,050,000	7.25%, 09/15/25	2,202,045
3,240,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	4,080,780
2,569,000	Rite Aid Corp. 7.70%, 02/15/27 †	2,279,988
	Rockies Express Pipeline
6,895,000	5.63%, 04/15/20 144A	7,274,225
6,496,000	6.88%, 04/15/40 144A	7,640,920
	Rowan Cos, Inc.
3,506,000	4.75%, 10/15/23 (c) †	3,207,990
5,823,000	4.88%, 03/01/22 (c)	5,677,425
3,907,000	5.40%, 06/01/42 (c)	2,988,855
3,111,000	5.85%, 07/15/43 (c)	2,504,355
	Safeway, Inc.
2,401,000	5.00%, 08/15/19 †	2,443,018
5,221,000	7.25%, 02/01/31	4,516,165
	Sealed Air Corp.
1,822,000	4.88%, 09/01/22 (c) 144A	1,910,823
2,315,000	6.88%, 07/15/33 144A	2,679,613
	SLM Corp.
5,326,000	5.63%, 08/01/33	4,886,605
13,204,000	8.00%, 03/25/20	14,305,874
	Southwestern Energy Co.
8,807,000	4.10%, 12/15/21 (c) †	8,696,912
8,874,000	6.70%, 10/23/24 (c)	9,073,665
	Sprint Capital Corp.
21,705,000	6.88%, 11/15/28	22,491,806
15,260,000	6.90%, 05/01/19	15,946,700
17,715,000	8.75%, 03/15/32	20,992,275
	Symantec Corp.
3,605,000	3.95%, 03/15/22 (c)	3,641,127
6,571,000	4.20%, 09/15/20	6,719,075
5,187,000	Talen Energy Supply LLC 4.60%, 09/15/21 (c) †	4,930,243
3,710,000	Tenet Healthcare Corp. 6.88%, 11/15/31	3,264,800
2,218,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	2,359,398
5,310,000	Under Armour, Inc. 3.25%, 03/15/26 (c) †	4,654,968
4,769,000	United States Cellular Corp. 6.70%, 12/15/33	5,084,946
3,022,000	United States Steel Corp. 6.65%, 06/01/37	3,022,000
	Williams Cos, Inc.
7,601,000	3.70%, 10/15/22 (c)	7,581,997
10,887,000	4.55%, 03/24/24 (c)	11,227,219
5,702,000	5.75%, 12/24/43 (c)	6,286,455
3,113,000	7.50%, 01/15/31	3,906,815
2,150,000	7.75%, 06/15/31	2,719,750
3,289,000	7.88%, 09/01/21	3,807,017
2,602,000	XPO CNW, Inc. 6.70%, 05/01/34	2,816,665
	Yum! Brands, Inc.
3,659,000	3.75%, 08/01/21 (c)	3,713,885
2,528,000	3.88%, 08/01/20 (c)	2,550,120
4,359,000	3.88%, 08/01/23 (c) †	4,375,346
1,050,000	5.30%, 09/15/19	1,085,438
1,610,000	5.35%, 05/01/43 (c)	1,505,350
3,328,000	6.88%, 11/15/37	3,635,840
		856,493,502
Total Corporate Bonds (Cost: $1,198,652,411)		1,244,349,430

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $2,364,931)
2,364,931	Dreyfus Government Cash Management Fund - Institutional Shares	2,364,931
Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $1,201,017,342)		1,246,714,361

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.2%
Repurchase Agreements: 7.2%
$21,709,136	Repurchase agreement dated 1/31/18 with Citigroup Global Markets, Inc., 1.34%, due 2/1/18, proceeds $21,709,944; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 2/1/18 to 6/1/56, valued at $22,143,319 including accrued interest)	21,709,136
21,709,136	Repurchase agreement dated 1/31/18 with Daiwa Capital Markets America, Inc., 1.35%, due 2/1/18, proceeds $21,709,950; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/15/18 to 12/1/51, valued at $22,142,736 including accrued interest)	21,709,136
21,709,100	Repurchase agreement dated 1/31/18 with HSBC Securities USA, Inc., 1.33%, due 2/1/18, proceeds $21,709,902; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 3/15/18 to 1/15/37, valued at $22,143,364 including accrued interest)	21,709,100
4,566,985	Repurchase agreement dated 1/31/18 with J.P. Morgan Securities LLC, 1.37%, due 2/1/18, proceeds $4,567,159; (collateralized by various U.S. government and agency obligations, 1.63% to 2.50%, due 4/30/22 to 1/31/25, valued at $4,658,337 including accrued interest)	4,566,985
21,709,136	Repurchase agreement dated 1/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.34%, due 2/1/18, proceeds $21,709,944; (collateralized by various U.S. government and agency obligations, 1.38% to 2.13%, due 3/31/24 to 2/15/44, valued at $22,143,321 including accrued interest)	21,709,136
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $91,403,493)		91,403,493
Total Investments: 105.5% (Cost: $1,292,420,835)		1,338,117,854
Liabilities in excess of other assets: (5.5)%		(69,718,332)
NET ASSETS: 100.0%		$1,268,399,522

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $88,376,292.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $155,469,642, or 12.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	21.7%	$271,178,439
Communications	18.6	232,445,361
Consumer, Cyclical	7.6	95,425,515
Consumer, Non-cyclical	4.5	55,544,764
Diversified	0.8	9,736,219
Energy	24.1	299,950,806
Financial	13.5	168,374,846
Industrial	3.3	40,821,472
Technology	5.1	63,246,170
Utilities	0.6	7,625,838
Money Market Fund	0.2	2,364,931
	100.0%	$1,246,714,361

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$1,244,349,430	$—	$1,244,349,430
Money Market Fund	2,364,931	—	—	2,364,931
Repurchase Agreements	—	91,403,493	—	91,403,493
Total	$2,364,931	$1,335,752,923	$—	$1,338,117,854

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 65.4%
Australia: 1.4%
AUD	30,000	Commonwealth Bank of Australia 3.25%, 03/31/22	$24,485
	200,000	Westpac Banking Corp. 3.10%, 06/03/21 Reg S	163,340
			187,825
Austria: 1.0%
EUR	100,000	Verbund AG 1.50%, 11/20/24 Reg S	129,155
Brazil: 0.7%
USD	100,000	Banco Nacional de Desenvolvimento Economico e Social 4.75%, 05/09/24 Reg S	100,970
Canada: 1.1%
	150,000	Toronto-Dominion Bank 1.85%, 09/11/20	147,315
Cayman Islands: 3.1%
	100,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	108,125
	200,000	MTR Corp. CI Ltd. 2.50%, 11/02/26 Reg S	187,945
EUR	100,000	Three Gorges Finance II Cayman Islands Ltd. 1.30%, 06/21/24 Reg S	124,606
			420,676
China / Hong Kong: 1.4%
USD	200,000	Bank of China Ltd. 2.25%, 07/12/21 Reg S	194,064
France: 13.4%
EUR	100,000	BNP Paribas SA 0.50%, 06/01/22 Reg S	125,069
		Electricite de France SA
	200,000	1.00%, 07/13/26 (c) Reg S	241,937
	100,000	2.25%, 04/27/21 Reg S	132,746
USD	50,000	3.63%, 07/13/25 (c) 144A	50,529
		Engie SA
EUR	100,000	1.50%, 12/27/27 (c) Reg S	126,749
	200,000	2.38%, 05/19/26 Reg S	273,410
	100,000	Fonciere Des Regions 1.88%, 02/20/26 (c) Reg S	128,320
	100,000	ICADE 1.50%, 06/13/27 (c) Reg S	124,019
		SNCF Reseau
	100,000	1.00%, 11/09/31 Reg S	118,466
	200,000	1.88%, 03/30/34 Reg S	260,875
	100,000	Societe Generale SA 0.75%, 11/25/20 Reg S	126,884
	100,000	Unibail-Rodamco SE 1.00%, 03/14/25 Reg S	125,219
			1,834,223
Germany: 13.4%
		Berlin Hyp AG
	100,000	0.50%, 09/26/23	122,893
	100,000	1.13%, 10/25/27 Reg S	122,178
	100,000	Deutsche Kreditbank AG 0.63%, 06/08/21	126,124
		Kreditanstalt fuer Wiederaufbau
	100,000	0.05%, 05/30/24	121,841
	200,000	0.25%, 06/30/25	244,494
	220,000	0.38%, 07/22/19 Reg S	277,666
SEK	1,410,000	0.50%, 01/27/21	181,113
USD	100,000	1.75%, 10/15/19	99,192
	130,000	1.88%, 11/30/20	128,097
	100,000	2.00%, 11/30/21	97,961
EUR	100,000	NRW Bank 0.88%, 11/10/25 Reg S	126,615
	150,000	Senvion Holding GmbH 3.88%, 05/01/19 (c) Reg S	175,907
			1,824,081
Italy: 1.8%
	100,000	Intesa Sanpaolo SpA 0.88%, 06/27/22 Reg S	125,961
	100,000	IREN SpA 1.50%, 07/24/27 (c) Reg S	121,005
			246,966
Japan: 2.0%
	100,000	Mizuho Financial Group, Inc. 0.96%, 10/16/24 Reg S	124,028
USD	150,000	Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	148,937
			272,965
Luxembourg: 0.7%
	100,000	Klabin Finance SA 4.88%, 09/19/27 144A	98,875
Mexico: 3.6%
		Mexico City Airport Trust
	150,000	4.25%, 07/31/26 (c) 144A	151,537
	350,000	5.50%, 01/31/47 (c) 144A	340,375
			491,912
Netherlands: 11.4%
EUR	150,000	ABN Amro Bank NV 0.63%, 05/31/22 Reg S	189,103
	100,000	Cooperatieve Rabobank UA 0.13%, 10/11/21 Reg S	124,368
	100,000	Enel Finance International NV 1.00%, 09/16/24 Reg S	124,940
USD	100,000	Greenko Dutch BV 4.88%, 07/24/19 (c) 144A	99,755
EUR	200,000	Iberdrola International BV 1.13%, 04/21/26 Reg S	248,451
	100,000	ING Bank NV 0.75%, 11/24/20 Reg S	127,053
	100,000	innogy Finance BV 1.25%, 07/19/27 (c) Reg S	122,846
		Nederlandse Waterschapsbank NV
SEK	300,000	0.70%, 01/25/23 Reg S	38,003
EUR	150,000	1.00%, 09/03/25 Reg S	192,784
		TenneT Holding BV
	120,000	0.88%, 03/04/21 (c) Reg S	152,849
	100,000	1.75%, 03/04/27 (c) Reg S	131,159
			1,551,311
South Korea: 0.7%
USD	100,000	Hyundai Capital Services, Inc. 2.88%, 03/16/21 144A	98,842
Spain: 1.8%
		Iberdrola Finanzas SA
EUR	100,000	1.00%, 12/07/23 (c) Reg S	126,115
	100,000	1.25%, 09/13/27 Reg S	123,442
			249,557
United Kingdom: 0.9%
	100,000	SSE Plc 0.88%, 06/06/25 (c) Reg S	122,035
United States: 7.0%
		Apple, Inc.
USD	150,000	2.85%, 12/23/22 (c)	150,309
	100,000	3.00%, 03/20/27 (c)	97,400
	100,000	Bank of America Corp. 2.15%, 11/09/19 (c)	98,690
	100,000	Digital Realty Trust LP 3.95%, 05/01/22 (c)	103,320
	80,000	Kaiser Foundation Hospitals 3.15%, 02/01/27 (c)	78,695
	100,000	MidAmerican Energy Co. 3.10%, 02/01/27 (c)	98,286
	100,000	Regency Centers LP 3.75%, 03/15/24 (c)	100,223
		Southern Power Co.
EUR	100,000	1.00%, 06/20/22	127,175
USD	100,000	1.95%, 12/15/19	98,799
			952,897
Total Corporate Bonds (Cost: $8,477,835)			8,923,669
GOVERNMENT OBLIGATIONS: 33.4%
Australia: 0.6%
AUD	100,000	Queensland Treasury Corp. 3.00%, 03/22/24 Reg S 144A	81,825
Canada: 2.1%
USD	100,000	Export Development Canada 1.63%, 06/01/20	98,415
		Province of Ontario Canada
CAD	70,000	1.75%, 10/09/18	57,143
	165,000	1.95%, 01/27/23	131,211
			286,769
France: 8.6%
EUR	100,000	Agence Francaise de Developpement 1.38%, 09/17/24 Reg S	130,599
	100,000	Caisse des Depots et Consignations 0.20%, 03/01/22 Reg S	125,377
	605,000	French Republic Government Bond OAT 1.75%, 06/25/39 Reg S 144A	785,217
	100,000	Region of Ile de France 2.38%, 04/24/26 Reg S	140,480
			1,181,673
Lithuania: 0.9%
	100,000	Lietuvos Energija UAB 2.00%, 07/14/27 Reg S	128,677
Poland: 0.5%
	55,000	Republic of Poland Government International Bond 0.50%, 12/20/21 Reg S	69,508
South Korea: 1.1%
USD	150,000	Export-Import Bank of Korea 2.13%, 02/11/21	146,176
Supranational: 16.3%
	100,000	African Development Bank 1.38%, 12/17/18	99,463
		Asian Development Bank
	100,000	1.00%, 08/16/19	98,182
	100,000	2.38%, 08/10/27	95,902
	100,000	European Bank for Reconstruction & Development 0.88%, 07/22/19	98,074
		European Investment Bank
SEK	700,000	0.50%, 07/19/22 Reg S	89,065
EUR	200,000	0.50%, 11/15/23 Reg S	252,070
	100,000	0.50%, 11/13/37	105,958
CAD	100,000	1.13%, 09/16/21 144A	78,401
EUR	150,000	1.38%, 11/15/19	192,923
USD	100,000	2.13%, 04/13/26	94,642
GBP	165,000	2.25%, 03/07/20 Reg S	241,377
USD	300,000	2.50%, 10/15/24	294,363
SEK	400,000	2.75%, 11/13/23 Reg S	56,353
USD	150,000	International Bank for Reconstruction and Development 2.13%, 03/03/25	143,792
	120,000	International Finance Corp. 2.13%, 04/07/26	113,967
		Nordic Investment Bank
SEK	200,000	0.16%, 04/23/20	25,652
	400,000	0.63%, 01/20/21 Reg S	51,749
USD	100,000	2.25%, 09/30/21	99,052
			2,230,985
Sweden: 2.2%
	200,000	Kommuninvest I Sverige AB 1.88%, 06/01/21 144A	195,656
	100,000	Svensk Exportkredit AB 1.88%, 06/23/20	98,778
			294,434
United Kingdom: 1.1%
GBP	100,000	Transport for London 2.13%, 04/24/25 Reg S	146,163
Total Government Obligations (Cost: $4,335,078)			4,566,210

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $39,061)
	39,061	Dreyfus Government Cash Management Fund - Institutional Shares	39,061
Total Investments: 99.1% (Cost: $12,851,974)			13,528,940
Other assets less liabilities: 0.9%			124,331
NET ASSETS: 100.0%			$13,653,271

Definitions:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,981,012, or 14.5% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	1.5%	$207,000
Consumer, Cyclical	0.7	98,842
Consumer, Non-cyclical	3.4	458,036
Energy	1.7	224,361
Financial	31.6	4,280,329
Government	33.8	4,566,210
Industrial	6.3	855,764
Technology	1.8	247,709
Utilities	18.9	2,551,628
Money Market Fund	0.3	39,061
	100.0%	$13,528,940

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$8,923,669	$—	$8,923,669
Government Obligations*	—	4,566,210	—	4,566,210
Money Market Fund	39,061	—	—	39,061
Total	$39,061	$13,489,879	$—	$13,528,940

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 96.5%
Argentina: 1.1%
USD	200,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	$211,750
	150,000	Cablevision SA 6.50%, 06/15/19 (c) † 144A	158,621
		Pampa Energia SA
	100,000	7.38%, 07/21/20 (c) 144A	108,395
	200,000	7.50%, 01/24/22 (c) 144A	219,000
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	161,009
	25,000	7.88%, 05/07/21 144A	26,835
	800,000	YPF SA 8.50%, 07/28/25 † 144A	910,000
			1,795,610
Australia: 0.5%
	300,000	FMG Resources 5.13%, 02/15/24 (c) † 144A	304,875
EUR	200,000	Origin Energy Finance Limited 4.00% (EUR Swap Annual 5 Year+3.67%), 09/16/19 (c) Reg S	261,633
USD	250,000	Virgin Australia Holdings Ltd. 7.88%, 10/15/21 144A	257,500
			824,008
Austria: 1.2%
	700,000	JBS Investments GmbH 7.25%, 04/03/19 (c) † 144A	704,375
	380,000	JBS USA LLC 7.25%, 03/05/18 (c) 144A	389,500
EUR	200,000	Sappi Papier Holding GmbH 3.38%, 04/01/18 (c) Reg S	254,195
USD	300,000	Suzano Austria GmbH 5.75%, 07/14/26 144A	327,000
EUR	150,000	Wienerberger AG 5.00% (EUR Swap Annual 5 Year+5.95%), 02/09/21 (c)	202,879
			1,877,949
Belgium: 0.4%
	200,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	292,446
	200,000	Ethias SA 5.00%, 01/14/26 Reg S	293,428
			585,874
Bermuda: 0.7%
USD	300,000	China Oil & Gas Group Ltd. 4.63%, 04/20/20 (c) Reg S	301,903
	400,000	Digicel Group Ltd. 7.13%, 03/05/18 (c) † 144A	378,500
	340,000	Digicel Ltd. 6.00%, 03/05/18 (c) 144A	337,875
	325,000	Noble Group Ltd. 6.75%, 01/29/20 144A	180,603
			1,198,881
Brazil: 3.5%
	670,000	Banco Bradesco SA 5.90%, 01/16/21 144A	704,438
	380,000	Banco BTG Pactual SA 5.75%, 09/28/22 Reg S	381,216
		Banco do Brasil SA
	700,000	3.88%, 10/10/22	692,265
	400,000	5.88%, 01/19/23 144A	418,400
	200,000	Banco Votorantim SA 7.38%, 01/21/20 144A	213,000
	450,000	Caixa Economica Federal 3.50%, 11/07/22 144A	440,532
	200,000	Cemig Geracao e Transmissao SA 9.25%, 12/05/23 (c) 144A	217,450
		Centrais Eletricas Brasileiras SA
	500,000	5.75%, 10/27/21 † 144A	518,125
	75,000	6.88%, 07/30/19 144A	78,750
	200,000	Cielo SA 3.75%, 11/16/22 † 144A	198,000
		Itau Unibanco Holding SA
	950,000	5.13%, 05/13/23 144A	977,075
	100,000	5.75%, 01/22/21 144A	105,000
	650,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	722,117
			5,666,368
British Virgin Islands: 2.4%
	250,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	275,740
	200,000	Easy Tactic Ltd. 5.75%, 01/13/20 (c) Reg S	199,277
	500,000	Fortune Star BVI Ltd. 5.25%, 03/23/20 (c) Reg S	496,450
	150,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	154,125
	450,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 Reg S	448,581
	450,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	488,587
	200,000	Hanrui Overseas Investment Co. Ltd. 4.90%, 06/28/19 Reg S	195,780
	400,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) Reg S	404,065
	400,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 † Reg S	403,012
	200,000	Studio City Co. Ltd. 7.25%, 11/30/18 (c) 144A	211,500
	200,000	Studio City Finance Ltd. 8.50%, 03/05/18 (c) 144A	205,250
	200,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	211,479
	200,000	Zhongrong International Bond 2016 Ltd. 6.95%, 06/21/19 Reg S	202,280
			3,896,126
Bulgaria: 0.1%
EUR	100,000	Bulgarian Energy Holding 4.25%, 11/07/18 Reg S	127,632
Canada: 6.5%
		1011778 BC ULC / New Red Finance, Inc.
USD	100,000	4.63%, 03/05/18 (c) 144A	102,375
	150,000	5.00%, 10/15/20 (c) 144A	150,938
	125,000	Air Canada 7.75%, 04/15/21 † 144A	141,094
	270,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) 144A	254,475
		Bombardier, Inc.
EUR	300,000	6.13%, 05/15/21 Reg S	410,203
USD	445,000	6.13%, 01/15/23 144A	451,675
CAD	150,000	7.35%, 12/22/26 144A	124,404
USD	500,000	7.50%, 03/15/20 (c) 144A	521,875
	400,000	Brookfield Residential 6.50%, 03/05/18 (c) 144A	409,000
	300,000	Cascades, Inc. 5.50%, 03/05/18 (c) 144A	307,500
	400,000	Concordia Healthcare Corp. 9.50%, 12/15/18 (c) (d) 144A	40,000
	200,000	Eldorado Gold Corp. 6.13%, 03/05/18 (c) 144A	197,000
	300,000	Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/26 (c) †	340,500
		Enbridge, Inc.
CAD	125,000	5.38% (+3.25%), 09/27/27 (c)	100,661
USD	400,000	5.50% (ICE LIBOR USD 3 Month+3.42%), 07/15/27 (c)	401,028
		First Quantum Minerals Ltd.
	400,000	7.00%, 03/05/18 (c) 144A	414,750
	300,000	7.50%, 04/01/20 (c) 144A	322,515
	150,000	GFL Environmental, Inc. 9.88%, 03/05/18 (c) 144A	158,625
CAD	150,000	Great Canadian Gaming Corp. 6.63%, 03/02/18 (c) 144A	126,849
USD	200,000	Hudbay Minerals, Inc. 7.63%, 01/15/20 (c) 144A	221,000
	250,000	Jupiter Resources, Inc. 8.50%, 03/05/18 (c) † 144A	153,750
	375,000	Kinross Gold Corp. 5.95%, 12/15/23 (c)	413,955
	256,000	Lightstream Resources 8.63%, 03/05/18 (c) (d) 144A	9,486
	200,000	Mattamy Group Corp. 6.88%, 12/15/19 (c) 144A	212,500
	550,000	MEG Energy Corp. 6.38%, 03/05/18 (c) 144A	475,750
	200,000	New Gold, Inc. 6.25%, 03/05/18 (c) 144A	205,500
	600,000	New Red Finance, Inc. 4.25%, 05/15/20 (c) † 144A	591,000
	600,000	NOVA Chemicals Corp. 5.25%, 08/01/18 (c) 144A	618,990
	400,000	Open Text Corp. 5.63%, 03/05/18 (c) 144A	418,740
CAD	225,000	Parkland Fuel Corp. 5.63%, 05/09/20 (c)	186,147
		Precision Drilling Corp.
USD	190,000	6.50%, 03/05/18 (c)	194,750
	150,000	7.13%, 11/15/20 (c) 144A	156,375
		Quebecor Media, Inc.
	100,000	5.75%, 01/15/23	106,250
CAD	420,000	6.63%, 01/15/23 144A	375,718
USD	390,000	Seven Generations Energy Ltd. 6.75%, 05/01/18 (c) 144A	413,887
CAD	200,000	Sobeys, Inc. 4.70%, 05/08/23 (c)	167,897
		Teck Resources Ltd.
USD	100,000	4.75%, 10/15/21 (c)	104,000
	450,000	6.25%, 01/15/41 (c)	523,687
CAD	100,000	Videotron Ltd. 5.63%, 03/15/25 (c)	87,827
			10,612,676
Cayman Islands: 6.8%
USD	200,000	Agile Group Holdings Ltd. 9.00%, 05/21/18 (c) Reg S	212,178
	200,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	202,050
	200,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 † Reg S	198,386
	200,000	CAR, Inc. 6.13%, 03/05/18 (c) 144A	203,260
	200,000	Central China Real Estate Ltd. 8.75%, 01/23/19 (c) Reg S	214,123
	200,000	China Aoyuan Property Group Ltd 5.38%, 09/13/20 (c) Reg S	192,124
		China Evergrande Group
	200,000	8.25%, 03/23/20 (c) Reg S	210,188
	600,000	8.75%, 06/28/21 (c) Reg S	620,914
	500,000	9.50%, 03/29/21 (c) Reg S	534,453
	200,000	CIFI Holdings Group Co. Ltd. 7.75%, 06/05/18 (c) Reg S	209,772
	400,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	423,680
	600,000	Country Garden Holdings Co. Ltd. 7.50%, 02/20/18 (c) 144A	622,133
	200,000	Ezdan Sukuk Co. Ltd. 4.88%, 04/05/22 Reg S	170,875
	200,000	Greenland Hong Kong Holdings Ltd. 3.88%, 07/28/19 Reg S	196,629
	275,000	Greentown China Holdings Ltd. 5.88%, 08/11/18 (c) Reg S	282,687
	200,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	204,500
	200,000	Health and Happiness H&H International Holdings Ltd. 7.25%, 06/21/18 (c) 144A	209,010
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	202,750
	200,000	King Talent Management Ltd. 5.60% (US Treasury Yield Curve Rate T 5 Year+3.52%), 12/04/22 (c) Reg S	199,175
	400,000	KWG Property Holdings Ltd. 8.98%, 03/02/18 (c) Reg S	409,520
	400,000	Latam Finance Ltd. 6.88%, 04/11/21 (c) 144A	425,000
	200,000	Longfor Properties Co. Ltd. 6.75%, 02/08/18 (c) Reg S	206,810
	200,000	MAF Global Securities Ltd. 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c) Reg S	204,440
	200,000	Melco Resorts Finance Ltd. 4.88%, 06/06/20 (c) 144A	200,306
	100,000	MIE Holdings Corp. 7.50%, 03/05/18 (c) 144A	86,504
	600,000	Noble Holding International Ltd. 7.70%, 01/01/25 (c)	541,500
		Park Aerospace Holdings Ltd.
	100,000	5.25%, 08/15/22 144A	99,125
	550,000	5.50%, 02/15/24 144A	545,875
	400,000	Sable International Finance Ltd. 6.88%, 08/01/18 (c) 144A	422,500
		Shimao Property Holdings Ltd.
	200,000	4.75%, 07/03/20 (c) Reg S	200,250
	200,000	8.38%, 02/10/19 (c) Reg S	216,508
	400,000	Sunac China Holdings Ltd. 7.95%, 08/08/20 (c) † Reg S	411,538
	200,000	Times Property Holdings Ltd. 11.45%, 03/05/18 (c) Reg S	213,001
		UPCB Finance IV Ltd.
EUR	420,000	4.00%, 01/15/21 (c) Reg S	551,087
USD	235,000	5.38%, 01/15/20 (c) 144A	240,287
	400,000	Wynn Macau Ltd. 5.50%, 10/01/22 (c) 144A	400,000
	300,000	Yuzhou Properties Co. Ltd. 6.00%, 10/25/20 (c) † Reg S	299,081
			10,982,219
Chile: 0.1%
	200,000	Empresa Electrica Guacolda SA 4.56%, 01/30/25 (c) 144A	192,295
China / Hong Kong: 1.1%
	550,000	Bank of East Asia Ltd. 5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (c) Reg S	560,379
	600,000	China Cinda Asset Management Co. Ltd. 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c) Reg S	591,468
	200,000	ICBC Asia Ltd. 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c) Reg S	198,231
	200,000	Nanyang Commercial Bank Ltd. 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c) Reg S	200,621
	200,000	Yanlord Land HK Co. Ltd. 5.88%, 01/23/20 (c) † Reg S	204,743
			1,755,442
Colombia: 0.8%
	100,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	106,635
	400,000	Banco de Bogota SA 5.38%, 02/19/23 144A	423,500
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	87,000
	50,000	7.50%, 07/30/22 144A	54,375
		Bancolombia SA
	200,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	199,050
	100,000	5.13%, 09/11/22	105,000
	365,000	Colombia Telecomunicaciones SA, ESP 5.38%, 03/02/18 (c) Reg S	371,844
			1,347,404
Czech Republic: 0.1%
EUR	150,000	RESIDOMO Sro 3.38%, 10/15/20 (c) Reg S	190,466
Denmark: 0.2%
	200,000	TDC A/S 3.50% (EUR Swap Annual 5 Year+3.11%), 02/26/21 (c) Reg S	261,597
Finland: 0.7%
		Nokia OYJ
USD	295,000	5.38%, 05/15/19 †	304,219
	275,000	6.63%, 05/15/39	302,500
	150,000	Stora Enso OYJ 7.25%, 04/15/36 144A	186,750
EUR	275,000	Teollisuuden Voima OYJ 2.13%, 11/04/24 (c) Reg S	339,044
			1,132,513
France: 6.3%
	200,000	Accor SA 4.13% (EUR Swap Annual 5 Year+3.65%), 06/30/20 (c) Reg S	267,399
	100,000	Arkema SA 4.75% (EUR Swap Annual 5 Year+4.35%), 10/29/20 (c) Reg S	137,240
	170,000	BPCE SA 12.50% (Euribor 3 Month ACT/360+13.13%), 09/30/19 (c) Reg S	254,573
		Casino Guichard Perrachon SA
	300,000	4.50%, 12/07/23 (c) Reg S	414,884
	300,000	4.56%, 01/25/23 Reg S	420,992
	300,000	4.87% (EUR Swap Annual 5 Year+3.82%), 01/31/19 (c) † Reg S	379,448
	450,000	CMA CGM SA 7.75%, 02/12/18 (c) Reg S	582,291
	200,000	Elis SA 3.00%, 04/30/18 (c) Reg S	254,114
	200,000	Europcar Groupe SA 5.75%, 06/15/18 (c) Reg S	260,486
	275,000	Faurecia 3.13%, 06/15/18 (c) Reg S	351,103
	200,000	Fnac Darty SA 3.25%, 09/30/19 (c) Reg S	261,961
		Loxam SAS
	200,000	4.25%, 04/15/20 (c) Reg S	267,267
	219,000	4.88%, 02/12/18 (c) 144A	279,626
		New AREVA Holding SA
	200,000	3.13%, 12/20/22 (c) Reg S	262,775
	100,000	4.38%, 11/06/19 †	132,986
	300,000	4.88%, 09/23/24	423,716
	100,000	Nexans SA 3.25%, 02/26/21 (c) Reg S	134,145
	400,000	Peugeot SA 2.38%, 04/14/23 Reg S	527,945
	360,000	Rexel SA 3.50%, 06/15/19 (c) Reg S	471,959
		SFR Group SA
	530,000	5.63%, 05/15/19 (c) 144A	674,578
USD	800,000	6.00%, 03/05/18 (c) 144A	781,760
	700,000	7.38%, 05/01/21 (c) 144A	692,125
EUR	300,000	Societe Generale SA 9.38% (Euribor 3 Month ACT/360+8.90%), 09/04/19 (c) Reg S	427,336
	400,000	Solvay Finance, Inc. 4.20% (EUR Swap Annual 5 Year+3.00%), 05/12/19 (c) Reg S	521,247
USD	300,000	SPCM SA 4.88%, 09/15/20 (c) 144A	301,500
EUR	200,000	Tereos Finance Groupe I SA 4.25%, 03/04/19 (c)	258,377
	200,000	Vallourec SA 3.25%, 08/02/19 Reg S	259,917
	140,000	Verallia Packaging SASU 5.13%, 08/01/18 (c) Reg S	182,099
			10,183,849
Germany: 3.5%
		Deutsche Bank AG
EUR	350,000	2.75%, 02/17/25 Reg S	448,479
USD	100,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	98,278
	500,000	4.50%, 04/01/25	504,350
EUR	200,000	Deutsche Lufthansa AG 5.13% (EUR Swap Annual 5 Year+4.78%), 02/12/21 (c) Reg S	275,397
	150,000	Hapag-Lloyd AG 6.75%, 02/01/19 (c) Reg S	198,768
USD	300,000	IHO Verwaltungs GmbH 5.50% 09/15/21 (c) 144A	303,750
EUR	400,000	K+S AG 3.00%, 06/20/22 Reg S	532,710
	300,000	Metro Wholesale & Food 1.50%, 03/19/25 Reg S	371,151
	100,000	Nidda Healthcare Holding GmbH 3.50%, 09/30/20 (c) Reg S	125,988
USD	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/24 Reg S	206,313
		RWE AG
EUR	325,000	2.75% (EUR Swap Annual 5 Year+2.64%), 10/21/20 (c) Reg S	421,812
GBP	100,000	7.00% (GBP Swap 5 Year+5.10%), 03/20/19 (c) Reg S	149,784
		ThyssenKrupp AG
EUR	420,000	1.38%, 12/03/21 (c) Reg S	533,183
	450,000	3.13%, 07/25/19 (c) Reg S	585,689
	700,000	Unitymedia Hessen GmbH & Co. 4.00%, 01/15/20 (c) Reg S	923,649
			5,679,301
India: 0.4%
USD	200,000	Delhi International Airport Ltd. 6.13%, 02/03/22 Reg S	212,795
	400,000	JSW Steel Ltd. 5.25%, 04/13/22 Reg S	408,550
			621,345
Indonesia: 0.1%
	200,000	Saka Energi Indonesia PT 4.45%, 05/05/24 144A	202,915
Ireland: 3.6%
	320,000	Alfa Bank 7.75%, 04/28/21 Reg S	356,800
EUR	200,000	Allied Irish Banks Plc 4.13% (EUR Swap Annual 5 Year+3.95%), 11/26/20 (c) Reg S	271,800
		Ardagh Packaging Finance Plc
	600,000	2.75%, 03/15/20 (c) Reg S	770,397
	350,000	4.13%, 05/15/19 (c) Reg S	462,259
USD	300,000	4.63%, 05/15/19 (c) 144A	304,125
EUR	300,000	Bank of Ireland 4.25% (EUR Swap Annual 5 Year+3.55%), 06/11/19 (c) Reg S	393,475
	300,000	Gazprombank OJSC 4.00%, 07/01/19 Reg S	387,441
USD	250,000	James Hardie International Finance DAC 5.00%, 01/15/23 (c) 144A	253,750
	200,000	Metalloinvest Finance DAC 5.63%, 04/17/20 144A	208,918
	250,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	259,562
	510,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	511,864
	200,000	Rusal Capital DAC 5.30%, 05/03/23 144A	203,980
	875,000	Russian Railways 5.70%, 04/05/22 Reg S	936,959
	200,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	206,355
EUR	300,000	Smurfit Kappa Acquisitions ULC 2.38%, 11/01/23 (c) Reg S	391,141
			5,918,826
Italy: 6.5%
	200,000	Astaldi SpA 7.13%, 03/02/18 (c) † Reg S	207,398
	100,000	Autostrada Brescia Verona Vicenza Padova SpA 2.38%, 03/20/20 Reg S	130,289
	200,000	Banca Monte dei Paschi di Siena SpA 3.63%, 04/01/19 Reg S	257,163
	100,000	Banco BPM SpA 4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/22 (c) Reg S	127,741
		Banco Popolare SC
	300,000	3.50%, 03/14/19 Reg S	385,832
	350,000	6.00%, 11/05/20 Reg S	472,973
	100,000	Buzzi Unicem SpA 2.13%, 01/28/23 (c) Reg S	131,125
	150,000	Cooperativa Muratori & Cementisti-CMC di Ravenna SC 6.00%, 11/15/19 (c) Reg S	185,910
	300,000	Iccrea Banca SpA 1.88%, 11/25/19 Reg S	380,305
		Intesa Sanpaolo SpA
	250,000	5.00%, 09/23/19 Reg S	335,046
USD	100,000	5.02%, 06/26/24 144A	102,218
EUR	300,000	6.63%, 09/13/23 Reg S	471,411
	600,000	8.38% (Euribor 3 Month ACT/360+6.87%), 10/14/19 (c) Reg S	842,612
	100,000	Intesa Sanpaolo Vita SpA 4.75% (+4.82%), 12/17/24 (c) Reg S	136,774
		Leonardo Finmeccanica SpA
	200,000	4.88%, 03/24/25	301,416
	200,000	5.25%, 01/21/22	291,462
	200,000	Mediobanca SpA 5.00%, 11/15/20	278,011
	200,000	Salini Impregilo SpA 3.75%, 06/24/21 † Reg S	269,803
		Telecom Italia SpA
	300,000	3.63%, 05/25/26 Reg S	416,332
	550,000	5.25%, 02/10/22 Reg S	807,823
USD	650,000	5.30%, 05/30/24 144A	689,000
GBP	300,000	6.38%, 06/24/19	456,238
		UniCredit SpA
EUR	200,000	5.75% (EUR Swap Annual 5 Year+4.10%), 10/28/20 (c) Reg S	279,116
	500,000	6.95%, 10/31/22 Reg S	775,353
	200,000	Unione di Banche Italiane SpA 4.25% (EUR Swap Annual 5 Year+4.18%), 05/05/21 (c) Reg S	262,428
	300,000	Unipol Gruppo SpA 3.00%, 03/18/25 Reg S	378,911
	200,000	UnipolSai Assicurazioni SpA 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (c) Reg S	271,955
		Wind Tre SpA
	250,000	2.63%, 11/03/19 (c) 144A	290,416
	250,000	3.13%, 11/03/20 (c) 144A	287,234
USD	400,000	5.00%, 11/03/20 (c) 144A	365,524
			10,587,819
Japan: 1.8%
		SoftBank Group Corp.
	650,000	4.50%, 04/15/20 144A	662,220
	400,000	6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 07/19/23 (c) Reg S	398,286
	1,700,000	6.00%, 04/30/25 (c) Reg S	1,802,850
			2,863,356
Kazakhstan: 0.7%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	220,024
		KazMunayGas National Co. JSC
	500,000	5.75%, 04/19/47 144A	533,945
	350,000	6.38%, 04/09/21 144A	379,303
			1,133,272
Luxembourg: 11.9%
	200,000	Adecoagro SA 6.00%, 09/21/22 (c) 144A	197,802
	220,000	ALROSA Finance SA 7.75%, 11/03/20 144A	243,260
		Altice Financing SA
EUR	250,000	5.25%, 03/02/18 (c) Reg S	323,208
USD	965,000	6.63%, 03/05/18 (c) 144A	979,861
	1,100,000	Altice SA 7.75%, 03/05/18 (c) † 144A	1,060,125
GBP	100,000	Amigo Luxembourg SA 7.63%, 01/15/20 (c) Reg S	148,601
		ArcelorMittal
EUR	250,000	3.00%, 04/09/21 Reg S	335,964
USD	375,000	7.25%, 03/01/41	478,125
	300,000	7.50%, 10/15/39	388,500
EUR	200,000	ARD Finance SA 7.38% 09/15/19 (c)	266,694
GBP	100,000	Cabot Financial Luxembourg SA 6.50%, 03/02/18 (c) Reg S	144,832
EUR	200,000	Cirsa Funding Luxembourg SA 5.88%, 05/15/18 (c) Reg S	259,172
	300,000	CNH Industrial Finance Europe SA 2.88%, 05/17/23 Reg S	410,090
	200,000	Codere Finance SA 6.75%, 10/31/18 (c) Reg S	262,386
USD	200,000	Consolidated Energy Finance SA 6.75%, 03/05/18 (c) 144A	203,750
	200,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	215,740
		CSN Resources SA
	220,000	6.50%, 07/21/20 Reg S	213,884
	200,000	6.50%, 07/21/20 144A	194,440
EUR	350,000	Dufry Finance SCA 4.50%, 08/01/18 (c) Reg S	458,890
		Evraz Group SA
USD	300,000	6.50%, 04/22/20 Reg S	317,550
	280,000	6.50%, 04/22/20 144A	296,380
EUR	290,000	Fiat Chrysler Finance Europe SA 4.75%, 07/15/22 Reg S	411,805
	300,000	Garfunkelux Holdco 3 SA 7.50%, 08/01/18 (c) Reg S	390,987
		Gazprom Neft OAO
USD	450,000	4.38%, 09/19/22 144A	457,261
	100,000	6.00%, 11/27/23 144A	109,648
		Gazprom OAO
	540,000	4.95%, 07/19/22 144A	563,118
	1,150,000	7.29%, 08/16/37 144A	1,446,920
	600,000	9.25%, 04/23/19 (p) 144A	644,427
EUR	100,000	Gestamp Funding Luxembourg SA 3.50%, 05/15/19 (c) Reg S	130,392
	400,000	INEOS Group Holdings SA 5.38%, 08/01/19 (c) Reg S	529,413
	200,000	Intralot Capital Luxembourg SA 5.25%, 09/15/20 (c) Reg S	253,204
USD	300,000	Klabin Finance SA 5.25%, 07/16/24 144A	312,300
EUR	400,000	Matterhorn Telecom SA 3.88%, 05/01/18 (c) Reg S	508,204
USD	320,000	MHP SA 8.25%, 04/02/20 144A	348,684
	400,000	Minerva Luxembourg SA 6.50%, 09/20/21 (c) † 144A	404,380
	200,000	Offshore Drilling Holding SA 8.38%, 03/05/18 (c) 144A	90,500
	250,000	Puma International Financing SA 6.75%, 02/07/18 (c) Reg S	254,667
	200,000	Rosneft Finance SA 7.25%, 02/02/20 144A	214,024
	300,000	Rumo Luxembourg Sarl 7.38%, 02/09/21 (c) 144A	328,125
		Sberbank of Russia
	500,000	5.13%, 10/29/22 144A	518,628
	490,000	6.13%, 02/07/22 144A	532,454
EUR	300,000	SES SA 4.63% (EUR Swap Annual 5 Year+4.66%), 01/02/22 (c) Reg S	402,366
	150,000	Swissport Financing Sarl 6.75%, 06/15/18 (c) 144A	194,889
	670,000	Telecom Italia Finance SA 7.75%, 01/24/33	1,303,552
	450,000	Telenet Finance V Luxembourg SCA 6.75%, 08/15/18 (c) Reg S	596,779
USD	200,000	TMK OAO Via TMK Capital SA 6.75%, 04/03/20 Reg S	210,174
	75,488	Tonon Luxembourg SA 10.50%, 03/05/18 (c) (d) (p) (s) *144A	32,087
	300,000	Vm Holding SA 5.38%, 02/04/27 (c) 144A	318,750
	400,000	VTB Bank SA 6.95%, 10/17/22 144A	433,252
			19,340,244
Marshall Islands: 0.1%
	100,000	Teekay Corp. 8.50%, 01/15/20 †	104,560
Mauritius: 0.3%
	500,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/24 144A	498,642
Mexico: 0.9%
	300,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	322,875
		Cemex SAB de CV
	100,000	5.70%, 01/11/20 (c) † 144A	105,595
	200,000	7.75%, 04/16/21 (c) † 144A	227,000
	200,000	Grupo KUO SAB De CV 5.75%, 07/07/22 (c) 144A	205,550
	370,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	381,100
	200,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	208,500
			1,450,620
Netherlands: 12.2%
	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) † 144A	197,250
	300,000	CNH Industrial NV 4.50%, 08/15/23	313,125
EUR	410,000	Constellium NV 4.63%, 03/02/18 (c) Reg S	522,476
USD	200,000	EA Partners I BV 6.88%, 09/28/20 † Reg S	149,579
EUR	125,000	Ferrovial Netherlands BV 2.12% (EUR Swap Annual 5 Year+2.13%), 05/14/23 (c) Reg S	153,219
		Fiat Chrysler Automobiles NV
	500,000	3.75%, 03/29/24 Reg S	691,273
USD	400,000	5.25%, 04/15/23	424,200
	200,000	First Bank of Nigeria Ltd. 8.00% (USD Swap Semi 30/360 2 Year+6.49%), 07/23/19 (c) 144A	197,500
EUR	300,000	Gas Natural Fenosa Finance BV 4.13% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (c) Reg S	407,828
USD	200,000	Greenko Dutch BV 5.25%, 07/24/20 (c) 144A	199,625
EUR	150,000	Grupo Antolin Dutch BV 5.13%, 06/30/18 (c) Reg S	194,823
USD	200,000	Indo Energy Finance II BV 6.38%, 03/05/18 (c) 144A	204,528
	230,000	InterGen NV 7.00%, 06/30/18 (c) 144A	229,425
	250,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	297,483
GBP	249,000	Koninklijke KPN NV 6.88% (GBP Swap 5 Year+5.50%), 03/14/20 (c) Reg S	389,084
USD	200,000	Listrindo Capital BV 4.95%, 09/14/21 (c) 144A	199,500
	560,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	587,860
	396,623	Metinvest BV 9.37% 02/18/18 (c) Reg S	409,513
	200,000	Nostrum Oil & Gas Finance BV 8.00%, 07/25/19 (c) 144A	212,370
		NXP BV / NXP Funding LLC
	400,000	3.88%, 09/01/22 144A	404,500
	300,000	5.75%, 03/15/18 (c) 144A	310,650
		Petrobras Global Finance BV
EUR	400,000	3.25%, 04/01/19 Reg S	516,370
USD	960,000	4.38%, 05/20/23	957,120
EUR	550,000	4.75%, 01/14/25	768,826
USD	658,000	5.30%, 01/27/25 144A	662,935
	802,000	6.00%, 01/27/28 144A	809,699
	200,000	6.75%, 01/27/41	203,500
	850,000	7.38%, 01/17/27	944,477
	330,000	8.75%, 05/23/26	397,930
EUR	41,000	Phoenix PIB Dutch Finance BV 3.63%, 07/30/21 Reg S	55,859
	300,000	Repsol International Finance BV 3.88% (EUR Swap Annual 6 Year+3.56%), 03/25/21 (c) Reg S	405,919
	300,000	Saipem Finance International BV 3.75%, 09/08/23 Reg S	403,244
USD	200,000	Samvardhana Motherson Automotive Systems Group BV 4.88%, 06/16/19 (c) Reg S	206,203
		Schaeffler Finance BV
EUR	250,000	3.50%, 03/02/18 (c) 144A	317,697
	100,000	3.50%, 03/02/18 (c) Reg S	127,079
	400,000	Stichting Afwikkeling Onderhandse Schulden SNS REAAL 11.25% (EUR Swap Annual 5 Year+9.76%), 11/27/19 (c) (d) * Reg S	4,335
		Telefonica Europe BV
	400,000	3.75% (EUR Swap Annual 5 Year+3.86%), 03/15/22 (c) Reg S	534,047
	100,000	4.20% (EUR Swap Annual 5 Year+3.81%), 12/04/19 (c) Reg S	132,330
	200,000	5.88% (+4.30%), 03/31/24 (c) Reg S	295,618
	175,000	TenneT Holding BV 3.00% (EUR Swap Annual 5 Year+2.53%), 06/01/24 (c) Reg S	229,008
		Teva Pharmaceutical Finance Netherlands II BV
	200,000	0.38%, 07/25/20 Reg S	240,476
	250,000	1.13%, 10/15/24 Reg S	269,412
	200,000	1.25%, 12/31/22 (c) Reg S	229,109
	100,000	1.88%, 12/31/26 (c) Reg S	106,628
		Teva Pharmaceutical Finance Netherlands III BV
USD	800,000	2.20%, 07/21/21	746,108
	600,000	2.80%, 07/21/23 †	531,521
	700,000	3.15%, 10/01/26 †	582,684
EUR	160,000	United Group BV 4.38%, 07/01/19 (c) Reg S	205,620
USD	690,000	VEON Holdings BV 5.95%, 02/13/23 144A	736,230
	440,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	464,200
EUR	300,000	Ziggo Bond Co BV 7.13%, 05/15/19 (c) Reg S	410,785
		Ziggo Secured Finance BV
	200,000	3.75%, 01/15/20 (c) Reg S	257,715
USD	350,000	5.50%, 01/15/22 (c) 144A	348,250
			19,796,745
Nigeria: 0.3%
	200,000	Access Bank Plc 10.50%, 10/19/21 144A	227,000
	200,000	Zenith Bank Plc 7.38%, 05/30/22 144A	211,280
			438,280
Panama: 0.1%
	200,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	211,000
Peru: 0.4%
	200,000	Minsur SA 6.25%, 02/07/24 144A	222,000
	350,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	364,437
			586,437
Portugal: 0.1%
EUR	100,000	EDP - Energias de Portugal SA 5.38% (EUR Swap Annual 5 Year+5.04%), 03/16/21 (c) Reg S	139,619
Saudi Arabia: 0.1%
USD	200,000	Dar Al-Arkan Sukuk Co. Ltd. 6.50%, 05/28/19 † Reg S	201,050
Singapore: 0.6%
	350,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	368,501
	150,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (e) * Reg S	3,938
	190,000	Indika Energy Capital II Pte Ltd 6.88%, 04/10/20 (c) 144A	199,083
	200,000	Medco Platinum Road Pte Ltd. 6.75%, 01/30/22 (c) 144A	198,513
	200,000	Theta Capital Pte Ltd. 6.75%, 10/31/21 (c) † Reg S	197,182
			967,217
South Africa: 0.6%
		Eskom Holdings SOC Ltd.
	200,000	5.75%, 01/26/21 144A	202,223
	200,000	6.75%, 08/06/23 144A	207,839
	300,000	7.13%, 02/11/25 144A	315,614
	124,574	South Africa Ltd. 3.00% 12/31/22 144A	3,737
	200,000	Transnet SOC Ltd. 4.00%, 07/26/22 144A	199,047
			928,460
South Korea: 0.2%
	300,000	Woori Bank 4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (c) 144A	299,574
Spain: 1.3%
	62,214	Abengoa Abenewco 2 SAU 1.50% 03/31/23 Reg S	10,460
EUR	100,000	Abengoa SA 0.00% 03/31/27 (f) (s) *	2,180
	200,000	Banco de Sabadell SA 5.63%, 05/06/26 Reg S	306,694
	300,000	Bankia SA 4.00% (EUR Swap Annual 5 Year+3.17%), 05/22/19 (c) Reg S	390,001
		Bankinter SA
	100,000	2.50% (EUR Swap Annual 5 Year+2.40%), 04/06/22 (c) Reg S	129,796
	150,000	6.38%, 09/11/19 Reg S	205,781
		CaixaBank SA
	100,000	2.75% (EUR Swap Annual 5 Year+2.35%), 07/14/23 (c) Reg S	130,138
	200,000	3.50% (EUR Swap Annual 5 Year+3.35%), 02/15/22 (c) Reg S	268,742
	300,000	Cellnex Telecom SAU 3.13%, 07/27/22 Reg S	404,154
	275,000	Grifols SA 3.20%, 05/01/20 (c) Reg S	349,334
		Grupo Isolux Corsan SA
	302	0.25%, 03/02/18 (c) (d) (s) * §	4
	56,417	3.00%, 03/02/18 (c) (d) (s) * §	1,581
			2,198,865
Sweden: 1.1%
	530,000	Intrum Justitia AB 3.13%, 07/15/20 (c) Reg S	652,945
USD	200,000	Stena AB 7.00%, 02/01/24 † 144A	189,500
EUR	400,000	Telefonaktiebolaget LM Ericsson 1.88%, 03/01/24 Reg S	481,003
	270,000	Verisure Holding AB 6.00%, 11/01/18 (c) Reg S	358,039
	100,000	Volvo Car AB 3.25%, 05/18/21 Reg S	135,417
			1,816,904
Thailand: 0.2%
USD	400,000	PTTEP Treasury Center Co. Ltd. 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (c) 144A	405,280
Turkey: 3.0%
	400,000	Akbank TAS 4.00%, 01/24/20 144A	400,105
	200,000	Arcelik AS 5.00%, 04/03/23 144A	203,083
	200,000	Finansbank AS 4.88%, 05/19/22 144A	196,999
	400,000	TC Ziraat Bankasi AS 4.25%, 07/03/19 144A	401,048
	700,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 144A	714,290
	500,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	479,955
		Turkiye Is Bankasi SA
	200,000	5.00%, 04/30/20 144A	202,437
	825,000	6.00%, 10/24/22 144A	831,131
		Turkiye Vakiflar Bankasi TAO
	200,000	6.00%, 11/01/22 144A	198,769
	400,000	8.00% (USD Swap Semi 30/360 5 Year+5.84%), 11/01/22 (c) 144A	414,963
	770,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 144A	761,039
			4,803,819
United Kingdom: 10.5%
	250,000	Algeco Scotsman Global Finance Plc 10.75%, 02/24/18 (c) 144A	257,500
		AngloGold Ashanti Holdings Plc
	175,000	5.13%, 08/01/22 †	182,656
	137,000	5.38%, 04/15/20	143,508
GBP	200,000	Ardonagh Midco 3 Plc 8.38%, 07/15/20 (c) Reg S	292,427
	100,000	Arqiva Broadcast Finance Plc 9.50%, 03/31/18 (c) Reg S	147,607
		Barclays Bank Plc
EUR	150,000	4.75% (Euribor 3 Month ACT/360+.71%), 03/15/20 (c) Reg S	193,346
USD	30,000	6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	35,070
GBP	500,000	14.00% (ICE LIBOR GBP 3 Month+13.40%), 06/15/19 (c) Reg S	821,428
	200,000	Boparan Finance Plc 5.50%, 02/12/18 (c) Reg S	278,351
USD	200,000	CEVA Group Plc 7.00%, 02/12/18 (c) † 144A	199,000
GBP	249,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	390,208
	100,000	Elli Finance UK Plc 8.75%, 03/02/18 (c) Reg S	142,043
USD	950,000	Ensco Plc 5.75%, 04/01/44 (c)	682,812
GBP	193,000	Enterprise Inns 6.50%, 12/06/18	285,846
	200,000	HBOS Capital Funding LP 6.46% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.85%), 11/30/18 (c) Reg S	295,708
	150,000	Heathrow Finance Plc 3.88%, 03/01/27 Reg S	213,377
USD	300,000	Inmarsat Finance Plc 4.88%, 03/05/18 (c) 144A	299,250
EUR	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	174,992
		Jaguar Land Rover Automotive Plc
	200,000	2.20%, 01/15/24 Reg S	253,411
GBP	530,000	5.00%, 02/15/22 144A	821,415
	110,000	Jerrold Finco Plc 6.25%, 09/15/18 (c) Reg S	161,767
USD	300,000	KCA Deutag Finance Plc 7.25%, 03/05/18 (c) 144A	300,000
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	157,729
EUR	200,000	LHC3 Plc 9.00% 08/15/20 (c) Reg S	256,936
	250,000	Lincoln Finance Ltd. 6.88%, 04/15/18 (c) Reg S	326,018
USD	190,000	Lloyds Banking Group Plc 6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c) 144A	224,438
	475,000	Lloyds TSB Bank Plc 12.00% (ICE LIBOR USD 3 Month+11.76%), 12/16/24 (c) 144A	635,164
EUR	150,000	Mercury Bondco Plc 9.00% 02/12/18 (c) Reg S	196,860
GBP	112,000	Old Mutual Plc 8.00%, 06/03/21 Reg S	186,787
EUR	300,000	OTE Plc 3.50%, 07/09/20 Reg S	398,961
USD	400,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	414,466
EUR	100,000	PPC Finance Plc 5.50%, 02/12/18 (c) Reg S	125,254
GBP	100,000	Premier Foods Investments Plc 6.50%, 03/02/18 (c) Reg S	145,049
		Royal Bank of Scotland Group Plc
EUR	350,000	3.63% (EUR Swap Annual 5 Year+2.65%), 03/25/19 (c) Reg S	451,143
USD	450,000	5.13%, 05/28/24	470,822
	350,000	6.00%, 12/19/23	382,020
	225,000	6.13%, 12/15/22	244,484
GBP	100,000	Shop Direct Funding Plc 7.75%, 11/15/19 (c) Reg S	133,668
USD	200,000	Standard Chartered Plc 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c) † 144A	246,600
GBP	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	150,026
EUR	300,000	Synlab Bondco Plc 6.25%, 07/01/18 (c) Reg S	392,913
	100,000	Tesco Corporate Treasury Services Plc 1.38%, 07/01/19 Reg S	126,820
		Tesco Plc
GBP	600,000	6.13%, 02/24/22	978,292
USD	100,000	6.15%, 11/15/37 144A	108,939
GBP	100,000	Thames Water Kemble Finance Plc 7.75%, 04/01/19 Reg S	152,497
EUR	190,000	Thomas Cook Group Plc 6.25%, 06/15/19 (c) Reg S	257,303
GBP	100,000	Travis Perkins Plc 4.38%, 09/15/21 Reg S	152,182
USD	250,000	Tullow Oil Plc 6.00%, 02/12/18 (c) † 144A	253,125
GBP	100,000	Twinkle Pizza Plc 6.63%, 02/12/18 (c) Reg S	134,957
USD	450,000	Vedanta Resources Plc 6.13%, 08/09/21 (c) 144A	455,160
GBP	200,000	Virgin Media Finance Plc 7.00%, 04/15/18 (c) 144A	297,720
		Virgin Media Secured Finance Plc
	475,000	4.88%, 01/15/21 (c) Reg S	689,861
USD	200,000	5.25%, 01/15/20 (c) 144A	204,250
GBP	400,000	6.00%, 01/15/21 (c) (s) 144A	649,455
	150,000	Viridian Group FinanceCo Plc/Viridian Power and Energy 4.75%, 09/15/20 (c) Reg S	195,176
	125,000	William Hill Plc 4.25%, 06/05/20 Reg S	184,980
			16,951,777
United States: 3.4%
USD	400,000	Ashtead Capital, Inc. 4.38%, 08/15/22 (c) 144A	398,000
	110,000	Calfrac Holdings LP 7.50%, 03/05/18 (c) 144A	109,175
	550,000	Cemex Finance LLC 6.00%, 04/01/19 (c) 144A	579,150
	200,000	Cott Holdings, Inc. 5.50%, 04/01/20 (c) 144A	204,250
	500,000	DAE Funding LLC 5.00%, 08/01/20 (c) 144A	497,500
	110,000	Navios Maritime Holdings, Inc. and Navios Maritime Finance II USA, Inc. 7.38%, 03/05/18 (c) 144A	91,025
	200,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	251,900
	1,143,547	Reynolds Group Issuer, Inc. 5.75%, 03/05/18 (c)	1,164,989
	296,139	Rio Oil Finance Trust 9.25%, 07/06/24 144A	321,311
	200,000	Stillwater Mining Co. 7.13%, 06/27/21 (c) 144A	212,090
	350,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	352,004
	350,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20	340,392
		ZF North America Capital, Inc.
EUR	300,000	2.75%, 04/27/23 Reg S	405,025
USD	572,000	4.50%, 04/29/22 144A	591,305
			5,518,116
Venezuela: 0.1%
		Petroleos de Venezuela SA
	500,000	6.00%, 05/16/24 (d) 144A	120,000
	75,000	9.75%, 05/17/35 (d) 144A	19,380
			139,380
Total Corporate Bonds (Cost: $151,498,680)			156,434,332
GOVERNMENT OBLIGATIONS: 1.3%
Azerbaijan: 0.3%
USD	400,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	410,114
Costa Rica: 0.1%
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	215,750
India: 0.4%
	400,000	IDBI Bank Ltd. 3.75%, 01/25/19 Reg S	401,543
	200,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	203,723
			605,266
Trinidad and Tobago: 0.1%
	178,125	Petroleum Co. of Trinidad & Tobago Ltd. 6.00%, 05/08/22 144A	179,906
Turkey: 0.3%
	400,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	410,490
United Kingdom: 0.1%
	200,000	Ukreximbank 9.75%, 01/22/25 144A	223,500
Total Government Obligations (Cost: $2,019,766)			2,045,026

Number of Shares
COMMON STOCK: 0.0% (Cost: $5,626)
United States: 0.0%
	988	Tervita Corp. * # § ∞	2,510
WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
	138	Grupo Isolux Corsan SA Warrants (EUR 0.00, expiring 12/30/21) * # § ∞	0
MONEY MARKET FUND: 0.9% (Cost: $1,443,062)
	1,443,062	Dreyfus Government Cash Management Fund - Institutional Shares	1,443,062
Total Investments Before Collateral for Securities Loaned: 98.7% (Cost: $154,978,111)			159,924,930

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.1%
Repurchase Agreements: 7.1%
USD	2,743,906	Repurchase agreement dated 1/31/18 with Citigroup Global Markets, Inc., 1.34%, due 2/1/18, proceeds $2,744,008; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 2/1/18 to 6/1/56, valued at $2,798,784 including accrued interest)	2,743,906
	2,743,906	Repurchase agreement dated 1/31/18 with Daiwa Capital Markets America, Inc., 1.35%, due 2/1/18, proceeds $2,744,009; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/15/18 to 12/1/51, valued at $2,798,710 including accrued interest)	2,743,906
	2,743,906	Repurchase agreement dated 1/31/18 with HSBC Securities USA, Inc., 1.32%, due 2/1/18, proceeds $2,744,007; (collateralized by various U.S. government and agency obligations, 2.50% to 3.00%, due 1/31/25 to 5/15/47, valued at $2,798,798 including accrued interest)	2,743,906
	570,461	Repurchase agreement dated 1/31/18 with J.P. Morgan Securities LLC, 1.37%, due 2/1/18, proceeds $570,483; (collateralized by various U.S. government and agency obligations, 1.63% to 2.50%, due 4/30/22 to 1/31/25, valued at $581,872 including accrued interest)	570,461
	2,743,906	Repurchase agreement dated 1/31/18 with Nomura Securities International, Inc., 1.36%, due 2/1/18, proceeds $2,744,010; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/16/18 to 12/20/67, valued at $2,798,784 including accrued interest)	2,743,906
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $11,546,085)			11,546,085
Total Investments: 105.8% (Cost: $166,524,196)			171,471,015
Liabilities in excess of other assets: (5.8)%			(9,409,701)
NET ASSETS: 100.0%			$162,061,314

Definitions:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in principal default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,090,648.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,510 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $4,095 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $67,515,270, or 41.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	10.0%	$15,923,973
Communications	16.6	26,627,623
Consumer, Cyclical	9.1	14,498,776
Consumer, Non-cyclical	9.6	15,309,188
Diversified	1.2	1,932,984
Energy	11.4	18,273,472
Financial	27.1	43,428,378
Government	1.3	2,045,026
Industrial	8.7	13,873,320
Technology	0.7	1,133,890
Utilities	3.4	5,435,238
Money Market Fund	0.9	1,443,062
	100.0%	$159,924,930

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock*	$—	$—	$2,510	$2,510
Corporate Bonds*	—	156,434,332	—	156,434,332
Government Obligations*	—	2,045,026	—	2,045,026
Warrants*	—	—	0	0
Money Market Fund	1,443,062	—	—	1,443,062
Repurchase Agreements	—	11,546,085	—	11,546,085
Total	$1,443,062	$170,025,443	$2,510	$171,471,015

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended January 31, 2018:

	Common Stocks	Warrants
	United States	Spain
Balance as of April 30, 2017	$2,875	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(365)	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of January 31, 2018	$2,510	$0

See Notes to Schedules of Investments

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.4%
Australia: 5.4%
	Australia & New Zealand Banking Group Ltd.
$500,000	1.72% (ICE LIBOR USD 3 Month+.32%), 11/09/20 144A	$501,151
750,000	2.15% (ICE LIBOR USD 3 Month+.71%), 05/19/22 144A	756,960
400,000	2.17% (ICE LIBOR USD 3 Month+.75%), 11/16/18 144A	402,066
500,000	2.33% (ICE LIBOR USD 3 Month+.66%), 09/23/19 144A	503,643
	Commonwealth Bank of Australia
1,110,000	2.24% (ICE LIBOR USD 3 Month+.70%), 03/10/22 144A	1,118,928
1,950,000	2.34% (ICE LIBOR USD 3 Month+.83%), 09/06/21 144A	1,978,104
150,000	2.57% (ICE LIBOR USD 3 Month+.79%), 11/02/18 144A	150,779
700,000	Macquarie Bank Ltd. 2.88% (ICE LIBOR USD 3 Month+1.12%), 07/29/20 144A	712,358
	National Australia Bank Ltd.
2,200,000	1.96% (ICE LIBOR USD 3 Month+.51%), 05/22/20 144A	2,212,777
555,000	2.17% (ICE LIBOR USD 3 Month+.72%), 05/22/22 144A	560,387
150,000	2.50% (ICE LIBOR USD 3 Month+.78%), 01/14/19 144A	150,935
1,000,000	2.60% (ICE LIBOR USD 3 Month+.89%), 01/10/22 144A	1,016,990
900,000	2.71% (ICE LIBOR USD 3 Month+1.00%), 07/12/21 144A	920,705
	Westpac Banking Corp.
550,000	2.11% (ICE LIBOR USD 3 Month+.57%), 01/11/23	551,205
1,400,000	2.29% (ICE LIBOR USD 3 Month+.85%), 08/19/21	1,422,278
1,600,000	2.40% (ICE LIBOR USD 3 Month+.71%), 06/28/22	1,614,656
1,500,000	2.55% (ICE LIBOR USD 3 Month+.85%), 01/11/22	1,523,600
		16,097,522
British Virgin Islands: 0.1%
270,000	Sinopec Group Overseas Development 2014 Ltd. 2.63% (ICE LIBOR USD 3 Month+.92%), 04/10/19 144A	271,270
Canada: 3.6%
	Bank of Montreal
1,000,000	2.03% (ICE LIBOR USD 3 Month+.44%), 06/15/20	1,005,226
915,000	2.25% (ICE LIBOR USD 3 Month+.79%), 08/27/21	926,173
	Bank of Nova Scotia
1,400,000	2.16% (ICE LIBOR USD 3 Month+.64%), 03/07/22	1,409,706
125,000	2.55% (ICE LIBOR USD 3 Month+.83%), 01/15/19	125,780
	Canadian Imperial Bank of Commerce
66,000	2.01% (ICE LIBOR USD 3 Month+.31%), 10/05/20	66,098
986,000	2.03% (ICE LIBOR USD 3 Month+.52%), 09/06/19	990,517
450,000	2.32% (ICE LIBOR USD 3 Month+.72%), 06/16/22	453,103
	Enbridge, Inc.
700,000	2.11% (ICE LIBOR USD 3 Month+.40%), 01/10/20	701,257
500,000	2.29% (ICE LIBOR USD 3 Month+.70%), 06/15/20	504,358
600,000	National Bank of Canada 2.11% (ICE LIBOR USD 3 Month+.56%), 05/12/20 (c)	604,448
	Royal Bank of Canada
600,000	1.87% (ICE LIBOR USD 3 Month+.38%), 03/02/20	602,181
325,000	2.03% (ICE LIBOR USD 3 Month+.52%), 03/06/20	326,937
1,700,000	2.50% (ICE LIBOR USD 3 Month+.73%), 02/01/22	1,724,489
	Toronto-Dominion Bank
150,000	1.95% (ICE LIBOR USD 3 Month+.56%), 11/05/19	151,003
400,000	2.58% (ICE LIBOR USD 3 Month+.84%), 01/22/19	402,737
700,000	2.70% (ICE LIBOR USD 3 Month+1.00%), 04/07/21	715,544
		10,709,557
Cayman Islands: 0.3%
1,000,000	Tencent Holdings Ltd. 2.34% (ICE LIBOR USD 3 Month+.60%), 01/19/23 144A	1,003,759
Denmark: 0.1%
300,000	Danske Bank A/S 2.09% (ICE LIBOR USD 3 Month+.58%), 09/06/19 144A	301,753
France: 1.3%
475,000	Banque Federative du Credit Mutuel SA 2.23% (ICE LIBOR USD 3 Month+.49%), 07/20/20 144A	477,149
	BPCE SA
375,000	2.36% (ICE LIBOR USD 3 Month+.88%), 05/31/22	380,555
1,500,000	2.67% (ICE LIBOR USD 3 Month+1.22%), 05/22/22 144A	1,529,733
	Credit Agricole SA
250,000	2.51% (ICE LIBOR USD 3 Month+.97%), 06/10/20 144A	254,165
400,000	2.52% (ICE LIBOR USD 3 Month+.80%), 04/15/19 144A	402,940
500,000	Societe Generale SA 3.03% (ICE LIBOR USD 3 Month+1.33%), 04/08/21 144A	513,905

300,000	Total Capital International SA 1.98% (ICE LIBOR USD 3 Month+.57%), 08/10/18	300,891
		3,859,338
Germany: 0.8%
	Deutsche Bank AG
1,000,000	2.61% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	1,012,503
600,000	2.69% (ICE LIBOR USD 3 Month+.97%), 07/13/20	603,336
100,000	3.18% (ICE LIBOR USD 3 Month+1.45%), 01/18/19	100,950
550,000	3.32% (ICE LIBOR USD 3 Month+1.91%), 05/10/19	559,454
		2,276,243
Japan: 6.1%
	Mitsubishi UFJ Financial Group, Inc.
597,000	2.37% (ICE LIBOR USD 3 Month+.92%), 02/22/22	603,849
2,200,000	2.54% (ICE LIBOR USD 3 Month+.79%), 07/25/22	2,209,923
2,000,000	2.62% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	2,030,382
550,000	3.36% (ICE LIBOR USD 3 Month+1.88%), 03/01/21	572,641
	Mizuho Financial Group, Inc.
2,150,000	2.41% (ICE LIBOR USD 3 Month+.94%), 02/28/22	2,176,736
2,040,000	2.42% (ICE LIBOR USD 3 Month+.88%), 09/11/22	2,059,822
2,600,000	2.70% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	2,646,366
400,000	3.19% (ICE LIBOR USD 3 Month+1.48%), 04/12/21 144A	410,072
	Sumitomo Mitsui Banking Corp.
400,000	2.24% (ICE LIBOR USD 3 Month+.54%), 01/11/19	401,338
400,000	2.41% (ICE LIBOR USD 3 Month+.67%), 10/19/18	401,407
	Sumitomo Mitsui Financial Group, Inc.
2,000,000	2.49% (ICE LIBOR USD 3 Month+.78%), 07/12/22	2,010,698
1,152,000	2.83% (ICE LIBOR USD 3 Month+1.11%), 07/14/21	1,170,712
1,090,000	2.88% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	1,109,747
	Sumitomo Mitsui Trust Bank Ltd.
150,000	2.02% (ICE LIBOR USD 3 Month+.51%), 03/06/19 144A	150,260
300,000	2.64% (ICE LIBOR USD 3 Month+.91%), 10/18/19 144A	302,436
150,000	The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.59% (ICE LIBOR USD 3 Month+1.02%), 09/14/18 144A	150,803
		18,407,192
Luxembourg: 0.2%
575,000	Allergan Funding SCS 2.80% (ICE LIBOR USD 3 Month+1.25%), 03/12/20	583,838
Mexico: 0.7%
1,850,000	Petroleos Mexicanos 5.19% (ICE LIBOR USD 3 Month+3.65%), 03/11/22 144A	2,042,863
Netherlands: 3.5%
650,000	ABN AMRO Bank NV 2.37% (ICE LIBOR USD 3 Month+.64%), 01/18/19 144A	652,989
1,000,000	Bank Nederlandse Gemeenten NV 1.82% (ICE LIBOR USD 3 Month+.10%), 07/14/20 144A	1,001,028
1,200,000	Cooperatieve Rabobank UA 2.54% (ICE LIBOR USD 3 Month+.83%), 01/10/22	1,219,927
400,000	ING Bank NV 2.79% (ICE LIBOR USD 3 Month+1.13%), 03/22/19 144A	404,282
2,000,000	ING Groep NV 2.84% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	2,042,815
300,000	Mondelez International Holdings Netherlands BV 2.37% (ICE LIBOR USD 3 Month+.61%), 10/28/19 144A	301,444
	Nederlandse Waterschapsbank NV
200,000	1.41% (ICE LIBOR USD 3 Month+.01%), 02/08/19 144A	200,021
1,000,000	1.61% (ICE LIBOR USD 3 Month+.02%), 03/15/19 144A	999,978
	Shell International Finance BV
1,099,000	1.86% (ICE LIBOR USD 3 Month+.45%), 05/11/20	1,108,774
66,000	1.90% (ICE LIBOR USD 3 Month+.35%), 09/12/19	66,339
150,000	1.99% (ICE LIBOR USD 3 Month+.58%), 11/10/18	150,716
	Siemens Financieringsmaatschappij NV
400,000	1.94% (ICE LIBOR USD 3 Month+.34%), 03/16/20 144A	401,670
1,900,000	2.21% (ICE LIBOR USD 3 Month+.61%), 03/16/22 144A	1,920,760
		10,470,743
Norway: 0.2%
500,000	DNB Bank ASA 2.06% (ICE LIBOR USD 3 Month+.37%), 10/02/20 144A	501,568
150,000	Statoil ASA 1.86% (ICE LIBOR USD 3 Month+.46%), 11/08/18	150,475
		652,043
Singapore: 0.7%
	DBS Group Holdings Ltd.
450,000	2.01% (ICE LIBOR USD 3 Month+.49%), 06/08/20 144A	451,512
675,000	2.22% (ICE LIBOR USD 3 Month+.50%), 07/16/19 144A	676,415
900,000	2.37% (ICE LIBOR USD 3 Month+.62%), 07/25/22 144A	902,848
		2,030,775
Spain: 0.7%
	Banco Santander SA
1,000,000	2.55% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	1,017,900
1,000,000	3.26% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	1,028,949
		2,046,849
Sweden: 1.0%
	Nordea Bank AB
850,000	1.95% (ICE LIBOR USD 3 Month+.47%), 05/29/20 144A	854,146
150,000	2.44% (ICE LIBOR USD 3 Month+.84%), 09/17/18 144A	150,704
425,000	Skandinaviska Enskilda Banken AB 2.13% (ICE LIBOR USD 3 Month+.57%), 09/13/19 144A	427,670
	Svenska Handelsbanken AB
500,000	1.88% (ICE LIBOR USD 3 Month+.36%), 09/08/20	502,304
300,000	2.00% (ICE LIBOR USD 3 Month+.49%), 09/06/19	301,689
900,000	Swedbank AB 2.27% (ICE LIBOR USD 3 Month+.70%), 03/14/22 144A	910,153
		3,146,666
Switzerland: 4.0%
1,600,000	Credit Suisse Group AG 2.77% (ICE LIBOR USD 3 Month+1.20%), 12/14/22 (c) 144A	1,637,711
	UBS AG
300,000	1.80% (ICE LIBOR USD 3 Month+.32%), 05/28/19 144A	300,309
700,000	1.84% (ICE LIBOR USD 3 Month+.32%), 12/07/18 144A	701,110
400,000	2.05% (ICE LIBOR USD 3 Month+.64%), 08/14/19	402,750
1,900,000	2.10% (ICE LIBOR USD 3 Month+.58%), 05/08/20 (c) 144A	1,909,966
1,000,000	UBS Group Funding Jersey Ltd. 3.30% (ICE LIBOR USD 3 Month+1.53%), 02/01/22 144A	1,035,512
	UBS Group Funding Switzerland AG
2,750,000	2.37% (ICE LIBOR USD 3 Month+.95%), 08/15/22 (c) 144A	2,779,711
2,490,000	2.68% (ICE LIBOR USD 3 Month+1.22%), 05/23/22 (c) 144A	2,538,951
550,000	3.50% (ICE LIBOR USD 3 Month+1.78%), 04/14/21 144A	571,162
		11,877,182
United Kingdom: 5.8%
1,000,000	Barclays Bank PLC 2.16% (ICE LIBOR USD 3 Month+.46%), 12/11/20 (c)	1,002,554
	Barclays Plc
1,700,000	3.33% (ICE LIBOR USD 3 Month+1.62%), 01/10/22 (c)	1,759,299
1,725,000	3.52% (ICE LIBOR USD 3 Month+2.11%), 08/10/21	1,808,684
	BP Capital Markets Plc
140,000	1.76% (ICE LIBOR USD 3 Month+.35%), 08/14/18	140,231
570,000	2.30% (ICE LIBOR USD 3 Month+.63%), 09/26/18	572,145
1,000,000	Credit Suisse Group Funding Guernsey Ltd. 4.02% (ICE LIBOR USD 3 Month+2.29%), 04/16/21 †	1,055,225
	HSBC Holdings Plc
2,280,000	3.12% (ICE LIBOR USD 3 Month+1.66%), 05/25/21	2,371,652
2,690,000	3.20% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	2,789,550
530,000	3.76% (ICE LIBOR USD 3 Month+2.24%), 03/08/21	558,464
1,700,000	Reckitt Benckiser Treasury Services Plc 2.23% (ICE LIBOR USD 3 Month+.56%), 06/24/22 144A	1,699,873
2,890,000	Royal Bank of Scotland Group Plc 2.89% (ICE LIBOR USD 3 Month+1.47%), 05/15/22 (c)	2,965,701
550,000	Standard Chartered Plc 2.57% (ICE LIBOR USD 3 Month+1.13%), 08/19/19 144A	556,966
		17,280,344
United States: 64.9%
	American Express Credit Corp.
600,000	1.71% (ICE LIBOR USD 3 Month+.33%), 04/03/19 (c)	601,336
975,000	2.15% (ICE LIBOR USD 3 Month+.55%), 03/18/19	979,421
163,000	2.62% (ICE LIBOR USD 3 Month+1.05%), 08/14/20 (c)	166,477
	American Honda Finance Corp.
700,000	1.72% (ICE LIBOR USD 3 Month+.28%), 11/19/18	701,428
300,000	1.75% (ICE LIBOR USD 3 Month+.34%), 02/14/20	301,031
500,000	1.89% (ICE LIBOR USD 3 Month+.15%), 01/22/19	500,272
600,000	Anheuser-Busch InBev Finance, Inc. 3.03% (ICE LIBOR USD 3 Month+1.26%), 02/01/21	620,503
	Apple, Inc.
150,000	1.48% (ICE LIBOR USD 3 Month+.08%), 02/08/19	150,112
1,000,000	1.48% (ICE LIBOR USD 3 Month+.07%), 05/11/20	1,000,064
600,000	1.59% (ICE LIBOR USD 3 Month+.20%), 02/07/20	601,656
654,000	1.65% (ICE LIBOR USD 3 Month+.25%), 02/07/20	656,619
300,000	1.69% (ICE LIBOR USD 3 Month+.30%), 05/06/19	301,173
400,000	1.76% (ICE LIBOR USD 3 Month+.35%), 05/11/22	403,079
1,625,000	1.90% (ICE LIBOR USD 3 Month+.50%), 02/09/22	1,648,954
700,000	2.27% (ICE LIBOR USD 3 Month+.82%), 02/22/19	705,994
900,000	2.58% (ICE LIBOR USD 3 Month+1.13%), 02/23/21	927,828
	AT&T, Inc.
1,650,000	2.30% (ICE LIBOR USD 3 Month+.89%), 02/14/23	1,668,491
140,000	2.37% (ICE LIBOR USD 3 Month+.65%), 01/15/20	140,800
1,018,000	2.62% (ICE LIBOR USD 3 Month+.93%), 06/30/20	1,031,203
3,000,000	2.67% (ICE LIBOR USD 3 Month+.95%), 07/15/21	3,052,455
890,000	Athene Global Funding 2.92% (ICE LIBOR USD 3 Month+1.23%), 07/01/22 144A	906,351
	Bank of America Corp.
1,500,000	2.12% (ICE LIBOR USD 3 Month+.38%), 01/23/21 (c)	1,501,566
1,400,000	2.40% (ICE LIBOR USD 3 Month+.66%), 07/21/20 (c)	1,412,113
12,000	2.56% (ICE LIBOR USD 3 Month+.87%), 04/01/19	12,106
3,125,000	2.74% (ICE LIBOR USD 3 Month+1.00%), 04/24/22 (c)	3,193,094
2,156,000	2.76% (ICE LIBOR USD 3 Month+1.04%), 01/15/19	2,173,548
1,988,000	2.90% (ICE LIBOR USD 3 Month+1.16%), 01/20/22 (c)	2,042,968
1,500,000	2.92% (ICE LIBOR USD 3 Month+1.18%), 10/21/21 (c)	1,540,354
	BAT Capital Corp.
200,000	2.00% (ICE LIBOR USD 3 Month+.59%), 08/14/20 144A	201,278
2,000,000	2.30% (ICE LIBOR USD 3 Month+.88%), 07/15/22 (c) 144A	2,026,871
1,000,000	BB&T Corp. 2.16% (ICE LIBOR USD 3 Month+.57%), 06/15/20	1,006,714
430,000	Berkshire Hathaway Finance Corp. 2.28% (ICE LIBOR USD 3 Month+.69%), 03/15/19	433,341
1,315,000	Capital One NA 2.92% (ICE LIBOR USD 3 Month+1.15%), 01/30/22 (c)	1,327,170
316,000	Caterpillar Financial Services Corp. 2.22% (ICE LIBOR USD 3 Month+.51%), 01/10/20	318,296
	Cisco Systems, Inc.
400,000	1.97% (ICE LIBOR USD 3 Month+.34%), 09/20/19	401,978
200,000	1.98% (ICE LIBOR USD 3 Month+.50%), 03/01/19	201,035
	Citibank NA
250,000	1.63% (ICE LIBOR USD 3 Month+.23%), 11/09/18	250,174
500,000	2.04% (ICE LIBOR USD 3 Month+.30%), 10/20/20	500,626
290,000	2.05% (ICE LIBOR USD 3 Month+.50%), 06/12/20	291,748
	Citigroup, Inc.
500,000	2.01% (ICE LIBOR USD 3 Month+.55%), 08/25/36	437,840
1,300,000	2.45% (ICE LIBOR USD 3 Month+.93%), 06/07/19	1,311,292
1,300,000	2.50% (ICE LIBOR USD 3 Month+.79%), 12/10/19 (c)	1,310,891
3,138,000	2.52% (ICE LIBOR USD 3 Month+1.10%), 05/17/23 (c)	3,213,979
600,000	2.59% (ICE LIBOR USD 3 Month+1.07%), 11/08/21 (c)	611,499
800,000	2.69% (ICE LIBOR USD 3 Month+.95%), 07/24/22 (c)	811,755
3,700,000	2.71% (ICE LIBOR USD 3 Month+.96%), 03/25/22 (c)	3,762,086
3,995,000	2.91% (ICE LIBOR USD 3 Month+1.43%), 09/01/22 (c)	4,137,760
2,575,000	2.97% (ICE LIBOR USD 3 Month+1.19%), 08/02/21	2,639,400
1,200,000	3.07% (ICE LIBOR USD 3 Month+1.38%), 03/30/21	1,234,936
5,000	Conagra Brands, Inc. 2.20% (ICE LIBOR USD 3 Month+.50%), 10/09/20	5,010
800,000	ConocoPhillips Co. 2.32% (ICE LIBOR USD 3 Month+.90%), 05/15/22	818,358
	Daimler Finance North America LLC
150,000	1.64% (ICE LIBOR USD 3 Month+.25%), 11/05/18 144A	150,074
700,000	1.92% (ICE LIBOR USD 3 Month+.53%), 05/05/20 144A	703,813
150,000	Dominion Energy, Inc. 2.03% (ICE LIBOR USD 3 Month+.55%), 06/01/19 144A	150,556
11,000	DXC Technology Co. 2.43% (ICE LIBOR USD 3 Month+.95%), 08/20/18 (c)	11,038
700,000	EI du Pont de Nemours & Co. 2.30% (ICE LIBOR USD 3 Month+.53%), 05/01/20	705,672
600,000	EQT Corp 2.46% (ICE LIBOR USD 3 Month+.77%), 10/05/18 (c)	601,920
	Exxon Mobil Corp.
950,000	1.74% (ICE LIBOR USD 3 Month+.15%), 03/15/19	951,304
650,000	1.88% (ICE LIBOR USD 3 Month+.37%), 03/06/22	656,078
800,000	Florida Power & Light Co. 1.67% (ICE LIBOR USD 3 Month+.28%), 05/06/18 (c)	800,166
	Ford Motor Credit Co. LLC
710,000	2.38% (ICE LIBOR USD 3 Month+.83%), 03/12/19	713,284
1,320,000	2.46% (ICE LIBOR USD 3 Month+1.08%), 08/03/22	1,332,735
250,000	2.70% (ICE LIBOR USD 3 Month+1.00%), 01/09/20	252,755
	General Electric Capital Corp.
1,882,000	1.77% (ICE LIBOR USD 3 Month+.38%), 05/05/26	1,786,119
1,145,000	2.59% (ICE LIBOR USD 3 Month+1.00%), 03/15/23	1,151,600
800,000	General Motors Co. 2.19% (ICE LIBOR USD 3 Month+.80%), 08/07/20	805,814
	General Motors Financial Co., Inc.
1,000,000	2.65% (ICE LIBOR USD 3 Month+.93%), 04/13/20	1,010,132
805,000	3.00% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	820,797
1,140,000	3.27% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	1,174,640
	Gilead Sciences, Inc.
500,000	1.80% (ICE LIBOR USD 3 Month+.17%), 09/20/18	500,479
775,000	1.85% (ICE LIBOR USD 3 Month+.22%), 03/20/19	776,176
106,000	1.88% (ICE LIBOR USD 3 Month+.25%), 09/20/19	106,233
	Goldman Sachs Group, Inc.
200,000	2.36% (ICE LIBOR USD 3 Month+.80%), 12/13/19	201,965
800,000	2.40% (ICE LIBOR USD 3 Month+.73%), 12/27/19 (c)	804,617
1,000,000	2.52% (ICE LIBOR USD 3 Month+1.10%), 11/15/18	1,006,520
1,650,000	2.55% (ICE LIBOR USD 3 Month+.78%), 10/31/21 (c)	1,658,676
5,000,000	2.56% (ICE LIBOR USD 3 Month+.75%), 02/23/23	5,022,117
1,910,000	2.59% (ICE LIBOR USD 3 Month+1.17%), 11/15/20 (c)	1,941,920
1,390,000	2.74% (ICE LIBOR USD 3 Month+1.00%), 07/24/22 (c)	1,411,113
1,350,000	2.76% (ICE LIBOR USD 3 Month+1.02%), 10/23/19	1,364,516
150,000	2.79% (ICE LIBOR USD 3 Month+1.04%), 04/25/19	151,293
1,700,000	2.79% (ICE LIBOR USD 3 Month+1.20%), 08/15/20 (c)	1,733,515
5,125,000	2.86% (ICE LIBOR USD 3 Month+1.11%), 04/26/21 (c)	5,212,790
2,005,000	2.90% (ICE LIBOR USD 3 Month+1.16%), 03/23/20 (c)	2,038,992
3,474,000	3.08% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	3,638,335
1,800,000	3.11% (ICE LIBOR USD 3 Month+1.36%), 03/23/21 (c)	1,849,336
245,000	3.23% (ICE LIBOR USD 3 Month+1.77%), 02/25/21	254,540
1,655,000	3.51% (ICE LIBOR USD 3 Month+1.75%), 10/28/26 (c)	1,764,712
1,110,000	Hartford Financial Services Group, Inc. 3.54% (ICE LIBOR USD 3 Month+2.12%), 03/05/18 (c) 144A	1,087,689
650,000	Home Depot, Inc. 1.64% (ICE LIBOR USD 3 Month+.15%), 06/05/20	651,681
	IBM Credit LLC
784,000	1.66% (ICE LIBOR USD 3 Month+.15%), 09/06/19	785,535
250,000	2.00% (ICE LIBOR USD 3 Month+.26%), 01/20/21	251,100
	Intel Corp.
500,000	1.49% (ICE LIBOR USD 3 Month+.08%), 05/11/20	500,799
1,700,000	1.76% (ICE LIBOR USD 3 Month+.35%), 05/11/22	1,714,827
	International Business Machines Corp.
1,230,000	1.78% (ICE LIBOR USD 3 Month+.37%), 02/12/19	1,234,544
710,000	1.97% (ICE LIBOR USD 3 Month+.58%), 11/06/21	718,329
500,000	1.99% (ICE LIBOR USD 3 Month+.23%), 01/27/20	501,710
	JPMorgan Chase & Co.
1,500,000	2.09% (ICE LIBOR USD 3 Month+.55%), 03/09/20 (c)	1,509,284
450,000	2.39% (ICE LIBOR USD 3 Month+.63%), 01/28/19	452,161
1,400,000	2.56% (ICE LIBOR USD 3 Month+.85%), 01/10/24 (c)	1,422,380
1,100,000	2.62% (ICE LIBOR USD 3 Month+1.10%), 05/07/21 (c)	1,126,660
3,500,000	2.65% (ICE LIBOR USD 3 Month+.90%), 04/25/22 (c)	3,560,585
919,000	2.70% (ICE LIBOR USD 3 Month+.95%), 01/23/20	932,790
1,650,000	2.72% (ICE LIBOR USD 3 Month+1.00%), 01/15/22 (c)	1,682,075
1,875,000	2.96% (ICE LIBOR USD 3 Month+1.48%), 02/01/21 (c)	1,936,946
150,000	2.97% (ICE LIBOR USD 3 Month+1.21%), 09/29/20 (c)	153,672
3,025,000	2.97% (ICE LIBOR USD 3 Month+1.23%), 10/24/22 (c)	3,122,579
	Kraft Heinz Foods Co.
1,481,000	1.98% (ICE LIBOR USD 3 Month+.57%), 02/10/21	1,485,874
200,000	2.23% (ICE LIBOR USD 3 Month+.82%), 08/10/22	202,031
600,000	Medtronic, Inc. 2.39% (ICE LIBOR USD 3 Month+.80%), 03/15/20	608,728
645,000	Merck & Co., Inc. 1.78% (ICE LIBOR USD 3 Month+.38%), 02/10/20	649,351
	Metropolitan Life Global Funding I
700,000	1.83% (ICE LIBOR USD 3 Month+.22%), 09/19/19 144A	701,699
200,000	2.04% (ICE LIBOR USD 3 Month+.43%), 12/19/18 144A	200,656
	Morgan Stanley
3,180,000	2.21% (ICE LIBOR USD 3 Month+.80%), 02/14/19 (c)	3,196,706
150,000	2.48% (ICE LIBOR USD 3 Month+.74%), 07/23/19	151,045
350,000	2.59% (ICE LIBOR USD 3 Month+.85%), 01/24/19	352,181
3,430,000	2.62% (ICE LIBOR USD 3 Month+1.22%), 05/08/23 (c)	3,537,198
2,627,000	2.67% (ICE LIBOR USD 3 Month+.93%), 07/22/21 (c)	2,662,025
528,000	2.90% (ICE LIBOR USD 3 Month+1.14%), 01/27/20	536,606
6,150,000	2.92% (ICE LIBOR USD 3 Month+1.18%), 01/20/21 (c)	6,269,316
5,425,000	3.14% (ICE LIBOR USD 3 Month+1.40%), 10/24/22 (c)	5,618,571
3,614,000	3.14% (ICE LIBOR USD 3 Month+1.40%), 04/21/21	3,714,086
150,000	3.15% (ICE LIBOR USD 3 Month+1.38%), 02/01/19	151,613
400,000	Nasdaq, Inc. 2.05% (ICE LIBOR USD 3 Month+.39%), 03/22/19	400,244
1,350,000	NBCUniversal Enterprise, Inc. 2.09% (ICE LIBOR USD 3 Month+.40%), 04/01/21 144A	1,361,922
	Nissan Motor Acceptance Corp.
400,000	2.08% (ICE LIBOR USD 3 Month+.52%), 09/13/19 144A	402,013
600,000	2.61% (ICE LIBOR USD 3 Month+.89%), 01/13/22 144A	607,626
	Oracle Corp.
385,000	2.21% (ICE LIBOR USD 3 Month+.51%), 10/08/19	387,948
444,000	2.30% (ICE LIBOR USD 3 Month+.58%), 01/15/19	446,444
	PNC Bank NA
850,000	1.80% (ICE LIBOR USD 3 Month+.36%), 05/19/20	853,563
750,000	2.26% (ICE LIBOR USD 3 Month+.50%), 07/27/22	752,417
	QUALCOMM, Inc.
200,000	1.89% (ICE LIBOR USD 3 Month+.45%), 05/20/20	200,813
1,500,000	2.50% (ICE LIBOR USD 3 Month+.73%), 01/30/23	1,502,279
700,000	Roche Holdings, Inc. 2.03% (ICE LIBOR USD 3 Month+.34%), 09/30/19 144A	702,916
	Sempra Energy
700,000	2.04% (ICE LIBOR USD 3 Month+.45%), 03/15/21	701,572
1,000,000	2.21% (ICE LIBOR USD 3 Month+.50%), 01/14/19 (c)	1,001,970
300,000	Southern Power Co. 2.18% (ICE LIBOR USD 3 Month+.55%), 12/20/18 (c) 144A	300,660
576,000	State Street Corp. 2.34% (ICE LIBOR USD 3 Month+.90%), 08/18/20	586,295
135,000	The Bank of New York Mellon Corp. 2.33% (ICE LIBOR USD 3 Month+.56%), 08/01/18	135,342
	Toyota Motor Credit Corp.
1,350,000	1.92% (ICE LIBOR USD 3 Month+.37%), 03/12/20	1,357,101
900,000	1.99% (ICE LIBOR USD 3 Month+.26%), 04/17/20	902,438
607,000	2.00% (ICE LIBOR USD 3 Month+.48%), 09/08/22	611,103
150,000	2.17% (ICE LIBOR USD 3 Month+.44%), 10/18/19	151,035
150,000	2.26% (ICE LIBOR USD 3 Month+.82%), 02/19/19	151,143
934,000	United Parcel Service, Inc. 1.86% (ICE LIBOR USD 3 Month+.45%), 04/01/23	938,925
470,000	US Bancorp 1.91% (ICE LIBOR USD 3 Month+.49%), 10/15/18 (c)	471,496
500,000	US Bank NA/Cincinnati OH 1.53% (ICE LIBOR USD 3 Month+.12%), 02/14/19 (c)	500,313
	Verizon Communications, Inc.
1,020,000	2.00% (ICE LIBOR USD 3 Month+.55%), 05/22/20	1,026,112
3,104,000	2.60% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	3,169,974
	Walt Disney Co.
650,000	1.68% (ICE LIBOR USD 3 Month+.19%), 06/05/20	652,130
1,015,000	1.88% (ICE LIBOR USD 3 Month+.39%), 03/04/22	1,026,213
	Wells Fargo & Co.
3,700,000	2.34% (ICE LIBOR USD 3 Month+.93%), 02/11/21 (c)	3,758,919
650,000	2.45% (ICE LIBOR USD 3 Month+.68%), 01/30/20	657,253
1,486,000	2.62% (ICE LIBOR USD 3 Month+.88%), 07/22/20 †	1,511,209
2,358,000	2.78% (ICE LIBOR USD 3 Month+1.02%), 07/26/21	2,415,457
1,640,000	2.83% (ICE LIBOR USD 3 Month+1.34%), 03/04/21	1,691,569
3,430,000	2.85% (ICE LIBOR USD 3 Month+1.11%), 01/24/22 (c)	3,510,487
3,952,000	3.00% (ICE LIBOR USD 3 Month+1.23%), 10/31/22 (c)	4,076,704
	Wells Fargo Bank NA
150,000	1.97% (ICE LIBOR USD 3 Month+.50%), 11/28/18	150,540
150,000	2.06% (ICE LIBOR USD 3 Month+.60%), 05/24/19	150,981
150,000	2.16% (ICE LIBOR USD 3 Month+.65%), 12/06/19	151,429
		194,170,962
Total Floating Rate Notes (Cost: $295,044,659)		297,228,899

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $460,623)
460,623	Dreyfus Government Cash Management Fund - Institutional Shares	460,623
Total Investments Before Collateral for Securities Loaned: 99.5% (Cost: $295,505,282)		297,689,522

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Repurchase Agreements: 0.4%
$149,230	Repurchase agreement dated 1/31/18 with Citigroup Global Markets, Inc., 1.32%, due 2/1/18, proceeds $149,235; (collateralized by various U.S. government and agency obligations, 0.00% to 5.00%, due 5/10/18 to 9/9/49, valued at $152,215 including accrued interest)	149,230
1,000,000	Repurchase agreement dated 1/31/18 with Daiwa Capital Markets America, Inc., 1.35%, due 2/1/18, proceeds $1,000,038; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/15/18 to 12/1/51, valued at $1,019,973 including accrued interest)	1,000,000
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $1,149,230)		1,149,230
Total Investments: 99.9% (Cost: $296,654,512)		298,838,752
Other assets less liabilities: 0.1%		318,001
NET ASSETS: 100.0%		$299,156,753

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $1,121,328.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $52,789,474, or 17.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.2%	$705,672
Communications	5.0	14,736,072
Consumer, Cyclical	4.5	13,300,915
Consumer, Non-cyclical	3.5	10,470,605
Energy	3.0	9,036,979
Financial	76.5	227,793,236
Industrial	1.2	3,579,651
Technology	4.9	14,650,845
Utilities	1.0	2,954,924
Money Market Fund	0.2	460,623
	100.0%	$297,689,522

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$297,228,899	$—	$297,228,899
Money Market Fund	460,623	—	—	460,623
Repurchase Agreements	—	1,149,230	—	1,149,230
Total	$460,623	$298,378,129	$—	$298,838,752

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 0.9%
Colombia: 0.3%
		Empresas Publicas de Medellin ESP
COP	3,596,000,000	7.63%, 06/10/24 (c) Reg S	$1,299,305
	19,762,000,000	8.38%, 02/01/21 Reg S	7,253,177
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter 7.88%, 05/12/24 (c) Reg S	7,068,903
			15,621,385
Germany: 0.2%
		Kreditanstalt fuer Wiederaufbau
ZAR	45,100,000	7.88%, 01/15/20	3,826,725
TRY	5,850,000	9.25%, 05/22/20 Reg S	1,484,753
	6,209,000	10.00%, 03/06/19	1,618,918
ZAR	34,000,000	Landwirtschaftliche Rentenbank 8.25%, 05/23/22 Reg S	2,888,520
			9,818,916
Ireland: 0.0%
RUB	134,900,000	RUSHYDRO 8.13%, 09/28/22 Reg S	2,454,591

Mexico: 0.1%
		Petroleos Mexicanos
MXN	28,330,000	7.19%, 09/12/24 Reg S	1,368,688
	109,600,000	7.65%, 11/24/21 Reg S	5,663,083
			7,031,771
South Africa: 0.3%
		Eskom Holdings Ltd.
ZAR	77,330,000	0.00%, 08/18/27 ^	2,035,214
	11,000,000	7.50%, 09/15/33	707,036
	25,350,000	7.85%, 04/02/26	1,920,588
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,697,990
	85,800,000	10.80%, 11/06/23	7,703,079
	5,000,000	13.50%, 04/18/28	495,757
			14,559,664
Total Corporate Bonds (Cost: $60,045,158)			49,486,327

GOVERNMENT OBLIGATIONS: 96.6%
Argentina: 2.8%
		Argentine Bonos del Tesoro
ARS	1,252,924,000	15.50%, 10/17/26	64,715,954
	570,383,000	16.00%, 10/17/23	29,347,091
	1,312,146,000	18.20%, 10/03/21	71,049,211
			165,112,256
Brazil: 9.6%
		Brazilian Government International Bonds
BRL	4,440,000	8.50%, 01/05/24	1,410,111
	6,060,000	10.25%, 01/10/28	2,063,379
	3,360,000	12.50%, 01/05/22	1,200,940
		Letra do Tesouro Nacional
	167,415,000	0.00%, 04/01/19 ^	48,911,220
	98,145,000	0.00%, 07/01/19 ^	28,080,171
	154,760,000	0.00%, 10/01/19 ^	43,226,270
	185,050,000	0.00%, 01/01/20 ^	50,464,697
	378,970,000	0.00%, 07/01/20 ^	98,466,504
	153,499,000	0.00%, 07/01/21 ^	36,174,329
	4,900,000	Letras do Tesouro Nacional 0.00%, 01/01/22 ^	1,098,228
		Notas do Tesouro Nacional, Series F
	187,381,000	10.00%, 01/01/21	61,212,723
	253,043,000	10.00%, 01/01/23	82,323,050
	144,285,000	10.00%, 01/01/25	46,687,754
	157,500,000	10.00%, 01/01/27	50,662,586
	9,370,000	10.00%, 01/01/29	2,991,002
			554,972,964
Chile: 2.9%
		Bonos de la Tesoreria de la Republica de Chile
CLP	7,375,000,000	4.50%, 02/28/21	12,632,538
	14,755,000,000	4.50%, 03/01/21	25,256,459
	27,125,000,000	4.50%, 03/01/26	45,216,693
	25,905,000,000	5.00%, 03/01/35	42,854,658
	17,010,000,000	6.00%, 01/01/43	31,279,818
	450,000,000	Bonos del Banco Central de Chile 4.50%, 06/01/20	769,690
	6,925,500,000	Chilean Government International Bond 5.50%, 08/05/20	12,089,082
			170,098,938
Colombia: 4.7%
		Colombian Government International Bonds
COP	5,820,000,000	7.75%, 04/14/21	2,194,666
	7,400,000,000	9.85%, 06/28/27	3,282,363
		Colombian TES
	65,133,700,000	6.00%, 04/28/28	22,220,245
	43,394,200,000	7.00%, 09/11/19	15,840,565
	134,940,900,000	7.00%, 05/04/22	50,107,384
	42,605,000,000	7.00%, 06/30/32	15,365,941
	137,857,200,000	7.50%, 08/26/26	52,358,217
	81,565,900,000	7.75%, 09/18/30	31,595,684
	111,303,800,000	10.00%, 07/24/24	47,566,745
	78,807,100,000	11.00%, 07/24/20	31,586,473
			272,118,283
Czech Republic: 3.1%
		Czech Republic Government Bonds
CZK	195,580,000	0.00%, 02/10/20 ^	9,573,523
	117,700,000	0.25%, 02/10/27	5,069,539
	209,890,000	0.45%, 10/25/23 Reg S	9,880,158
	197,020,000	0.95%, 05/15/30 Reg S	8,431,472
	229,260,000	1.00%, 06/26/26 Reg S	10,822,177
	397,770,000	1.50%, 10/29/19 Reg S	19,994,609
	307,610,000	2.40%, 09/17/25 Reg S	16,014,262
	392,150,000	2.50%, 08/25/28 Reg S	20,383,740
	369,330,000	3.75%, 09/12/20 Reg S	19,676,212
	365,960,000	3.85%, 09/29/21 Reg S	19,946,779
	297,570,000	4.70%, 09/12/22 Reg S	17,073,087
	363,100,000	5.70%, 05/25/24 Reg S	22,763,376
			179,628,934
Hungary: 3.6%
		Hungarian Government Bonds
HUF	2,854,690,000	1.00%, 09/23/20	11,644,139
	3,392,560,000	1.75%, 10/26/22	13,960,499
	1,567,320,000	2.00%, 10/30/19	6,517,782
	3,188,590,000	2.50%, 10/27/21	13,552,078
	1,249,000,000	2.75%, 12/22/26	5,239,305
	3,862,250,000	3.00%, 06/26/24	16,836,833
	3,489,120,000	3.00%, 10/27/27	14,819,470
	4,075,300,000	3.50%, 06/24/20	17,613,101
	5,688,170,000	5.50%, 06/24/25	28,490,687
	4,865,680,000	6.00%, 11/24/23	24,550,746
	3,472,530,000	6.50%, 06/24/19	15,202,978
	4,668,450,000	7.00%, 06/24/22	23,470,325
	3,973,430,000	7.50%, 11/12/20	19,034,821
			210,932,764
Indonesia: 8.5%
		Indonesian Treasury Bonds
IDR	115,850,000,000	5.63%, 05/15/23	8,688,815
	120,966,000,000	6.13%, 05/15/28	9,077,722
	222,383,000,000	6.63%, 05/15/33	16,713,249
	329,732,000,000	7.00%, 05/15/22	25,810,146
	523,391,000,000	7.00%, 05/15/27	40,969,023
	148,480,000,000	7.50%, 08/15/32	11,830,180
	157,160,000,000	7.50%, 05/15/38	12,472,084
	47,080,000,000	7.88%, 04/15/19	3,633,992
	509,713,000,000	8.25%, 07/15/21	41,341,823
	259,704,000,000	8.25%, 06/15/32	21,914,975
	428,850,000,000	8.25%, 05/15/36	36,115,201
	578,303,000,000	8.38%, 03/15/24	48,962,786
	562,642,000,000	8.38%, 09/15/26	48,220,838
	438,929,000,000	8.38%, 03/15/34	37,275,443
	346,550,000,000	8.75%, 05/15/31	30,051,503
	446,382,000,000	9.00%, 03/15/29	40,069,123
	118,831,000,000	9.50%, 07/15/31	10,912,118
	137,062,000,000	10.50%, 08/15/30	13,284,516
	25,700,000,000	11.00%, 11/15/20	2,178,748
	108,589,000,000	11.00%, 09/15/25	10,444,715
	4,300,000,000	12.80%, 06/15/21	391,875
		Perusahaan Penerbit SBSN Indonesia
	116,750,000,000	8.25%, 09/15/20	9,267,640
	125,250,000,000	8.88%, 11/15/31	11,003,814
			490,630,329
Malaysia: 4.3%
		Malaysian Government Bonds
MYR	18,640,000	3.23%, 04/15/20	4,747,814
	25,665,000	3.42%, 08/15/22	6,498,969
	67,963,000	3.48%, 03/15/23	17,131,715
	65,005,000	3.49%, 03/31/20	16,722,733
	39,645,000	3.62%, 11/30/21	10,214,989
	61,998,000	3.65%, 10/31/19	16,004,718
	60,782,000	3.66%, 10/15/20	15,693,678
	24,716,000	3.76%, 03/15/19	6,367,727
	56,918,000	3.80%, 08/17/23	14,546,943
	900,000	3.84%, 04/15/33	216,702
	51,253,000	3.90%, 11/16/27	13,121,162
	47,163,000	3.90%, 11/30/26	12,003,257
	10,780,000	3.95%, 04/14/22	2,772,612
	63,984,000	3.96%, 09/15/25	16,368,019
	5,443,000	4.05%, 09/30/21	1,417,114
	55,748,000	4.06%, 09/30/24	14,400,755
	68,340,000	4.16%, 07/15/21	17,891,781
	54,095,000	4.18%, 07/15/24	14,100,576
	61,046,000	4.23%, 06/30/31	15,290,576
	17,129,000	4.25%, 05/31/35	4,225,197
	86,226,000	4.38%, 11/29/19	22,542,311
	14,000,000	4.39%, 07/07/23	3,653,236
	10,239,000	4.76%, 04/07/37	2,672,175
			248,604,759
Mexico: 9.1%
		Mexican Government Bonds
MXN	631,248,000	5.00%, 12/11/19	32,518,054
	598,737,000	5.75%, 03/05/26	28,701,739
	1,232,360,000	6.50%, 06/10/21	64,389,666
	832,414,000	6.50%, 06/09/22	43,156,417
	629,914,300	7.50%, 06/03/27	33,628,765
	548,431,000	7.75%, 05/29/31	29,656,478
	351,631,000	7.75%, 11/23/34	18,965,668
	847,456,800	7.75%, 11/13/42	45,387,581
	1,228,499,900	8.00%, 06/11/20	66,878,236
	362,450,000	8.00%, 12/07/23	19,958,255
	219,802,000	8.00%, 11/07/47	12,086,851
	344,177,000	8.50%, 05/31/29	19,719,095
	388,458,900	8.50%, 11/18/38	22,442,852
	1,012,363,200	10.00%, 12/05/24	61,746,473
	392,235,000	10.00%, 11/20/36	25,794,291
			525,030,421
Peru: 2.9%
		Peruvian Government Bonds
PEN	66,688,000	5.70%, 08/12/24	22,958,111
	67,260,000	6.15%, 08/12/32 Reg S 144A	23,317,790
	87,480,000	6.35%, 08/12/28	30,966,766
	55,848,000	6.90%, 08/12/37	20,411,761
	84,227,000	6.95%, 08/12/31	31,278,543
	29,653,000	7.84%, 08/12/20	10,394,822
	74,540,000	8.20%, 08/12/26	29,458,117
			168,785,910
Philippines: 2.9%
PHP	233,000,000	Philippine Government Bonds 4.75%, 05/04/27	4,441,788
		Philippine Government International Bonds
	1,883,500,000	3.90%, 11/26/22	36,563,031
	77,000,000	4.63%, 12/04/22	1,496,457
	2,697,500,000	4.95%, 01/15/21	54,357,517
	3,273,500,000	6.25%, 01/14/36	72,441,343
			169,300,136
Poland: 8.8%
		Polish Government Bonds
PLN	88,983,000	0.00%, 04/25/19 ^	26,268,865
	24,225,000	0.00%, 07/25/20 ^	6,953,728
	136,317,000	1.50%, 04/25/20	40,745,373
	137,399,000	1.75%, 07/25/21	40,569,857
	129,339,000	2.00%, 04/25/21	38,679,045
	130,488,000	2.25%, 04/25/22	38,775,949
	35,232,000	2.50%, 01/25/23 †	10,450,546
	159,621,000	2.50%, 07/25/26	45,016,456
	146,563,000	2.50%, 07/25/27	40,678,028
	111,863,000	3.25%, 07/25/19	34,422,328
	131,906,000	3.25%, 07/25/25	39,731,329
	117,256,000	4.00%, 10/25/23	37,224,434
	81,573,000	5.25%, 10/25/20	26,632,035
	87,820,000	5.50%, 10/25/19	28,119,267
	73,627,000	5.75%, 10/25/21	24,791,277
	87,549,000	5.75%, 09/23/22	29,857,357
			508,915,874
Romania: 2.9%
		Romanian Government Bonds
RON	54,950,000	2.25%, 02/26/20	14,577,904
	48,870,000	2.50%, 04/29/19	13,107,376
	56,230,000	3.25%, 03/22/21	14,972,244
	32,645,000	3.25%, 04/29/24	8,284,116
	29,230,000	3.40%, 03/08/22	7,708,024
	54,715,000	3.50%, 12/19/22	14,339,571
	57,700,000	4.75%, 06/24/19	15,900,796
	58,135,000	4.75%, 02/24/25	15,937,574
	55,910,000	5.75%, 04/29/20	15,883,872
	51,280,000	5.80%, 07/26/27	15,133,120
	54,780,000	5.85%, 04/26/23 †	15,896,599
	56,760,000	5.95%, 06/11/21 †	16,348,982
			168,090,178
Russia: 5.2%
		Russian Federal Bonds
RUB	988,234,000	6.40%, 05/27/20	17,436,862
	618,914,000	6.70%, 05/15/19	10,997,538
	209,377,000	6.80%, 12/11/19	3,728,141
	692,571,000	7.00%, 01/25/23	12,410,981
	1,175,927,000	7.00%, 08/16/23	21,060,340
	1,308,970,000	7.05%, 01/19/28	23,172,895
	1,356,854,000	7.10%, 10/16/24	24,261,983
	1,671,010,000	7.40%, 12/07/22	30,544,962
	1,307,115,000	7.50%, 08/18/21	23,752,422
	588,718,000	7.60%, 04/14/21	10,753,467
	600,880,000	7.60%, 07/20/22	11,014,169
	1,469,459,000	7.70%, 03/23/33	26,855,781
	1,662,247,000	7.75%, 09/16/26	30,863,074
	1,636,119,000	8.15%, 02/03/27	31,216,160
	1,170,054,000	8.50%, 09/17/31	22,870,289
			300,939,064
South Africa: 7.8%
		South Africa Government Bonds
ZAR	479,509,000	8.75%, 01/31/44	37,132,563
	287,992,000	9.00%, 01/31/40	22,977,681
		South African Government Bonds
	441,102,000	6.25%, 03/31/36	27,169,023
	418,291,000	6.50%, 02/28/41	25,343,177
	139,789,000	6.75%, 03/31/21	11,583,989
	502,283,000	7.00%, 02/28/31	35,759,250
	182,552,000	7.25%, 01/15/20	15,446,678
	163,749,000	7.75%, 02/28/23	13,810,865
	483,679,000	8.00%, 01/31/30	37,901,288
	405,904,000	8.25%, 03/31/32	31,746,675
	491,710,000	8.50%, 01/31/37	37,964,795
	785,370,000	8.75%, 02/28/48	60,898,213
	290,242,000	8.88%, 02/28/35	23,391,470
	717,729,000	10.50%, 12/21/26	68,056,939
			449,182,606
Supranational: 3.7%
		European Bank for Reconstruction & Development
RUB	14,000,000	6.00%, 07/24/23 Reg S	250,534
IDR	37,700,000,000	6.25%, 07/25/22	2,892,914
	78,900,000,000	6.45%, 12/13/22 Reg S	5,990,896
	127,700,000,000	7.38%, 04/15/19	9,789,449
BRL	12,895,000	7.50%, 12/16/19	4,125,977
IDR	169,530,000,000	9.25%, 12/02/20	13,914,667
		European Investment Bank
BRL	6,610,000	0.00%, 10/22/19 ^	1,859,762
	28,440,000	0.00%, 08/27/21 ^	6,844,476
PLN	12,560,000	2.75%, 08/25/26 Reg S	3,590,995
	7,010,000	3.00%, 05/24/24 Reg S	2,091,815
MXN	154,580,000	4.00%, 02/25/20 Reg S	7,754,374
PLN	31,700,000	4.25%, 10/25/22	10,081,175
MXN	107,040,000	4.75%, 01/19/21 Reg S	5,318,300
IDR	44,500,000,000	5.20%, 03/01/22 Reg S	3,275,969
	45,400,000,000	5.75%, 01/24/25 144A	3,420,200
	27,350,000,000	6.95%, 02/06/20 Reg S	2,107,963
	62,500,000,000	7.20%, 07/09/19 Reg S	4,810,332
BRL	12,750,000	7.25%, 06/28/21	3,986,904
ZAR	5,200,000	7.25%, 02/28/23	425,201
RUB	474,000,000	7.50%, 07/16/19	8,691,197
ZAR	104,480,000	7.50%, 09/10/20 Reg S	8,847,286
MXN	31,000,000	7.63%, 01/12/22	1,658,661
ZAR	206,265,000	8.13%, 12/21/26	17,200,751
TRY	37,701,000	8.50%, 07/25/19	9,552,541
ZAR	55,100,000	8.50%, 09/17/24 Reg S	4,684,248
TRY	39,700,000	8.75%, 09/18/21 Reg S	9,586,036
	9,350,000	9.13%, 10/07/20 Reg S	2,319,572
	3,700,000	9.25%, 10/03/24 Reg S	897,334
	7,150,000	10.75%, 11/15/19	1,857,410
		Inter-American Development Bank
IDR	500,000,000	7.00%, 02/04/19	37,902
MXN	129,870,000	7.50%, 12/05/24	6,877,008
IDR	46,290,000,000	7.88%, 03/14/23	3,835,378
		International Bank for Reconstruction & Development
PLN	11,010,000	1.50%, 10/30/20	3,277,790
RUB	160,000,000	7.25%, 11/23/20	2,956,671
MXN	137,588,000	7.50%, 03/05/20	7,395,735
COP	20,690,000,000	8.00%, 03/02/20	7,734,884
RUB	194,300,000	10.30%, 03/05/19	3,612,056
		International Finance Corp.
	81,600,000	6.25%, 06/07/21 Reg S	1,470,421
	231,500,000	6.75%, 02/03/20	4,189,043
MXN	51,500,000	7.00%, 07/20/27	2,567,281
BRL	9,400,000	7.50%, 05/09/22	2,922,297
MXN	40,600,000	7.50%, 01/18/28	2,092,328
	80,800,000	7.75%, 01/18/30	4,190,046
RUB	229,800,000	11.00%, 01/21/20 Reg S	4,452,299
			215,438,078
Thailand: 6.1%
		Thailand Government Bonds
THB	961,652,000	1.88%, 06/17/22	30,901,576
	555,279,000	2.00%, 12/17/22	17,897,447
	773,428,000	2.13%, 12/17/26	24,242,054
	883,292,000	2.55%, 06/26/20	28,949,698
	612,558,000	3.40%, 06/17/36	20,808,607
	209,957,000	3.45%, 03/08/19	6,859,849
	51,143,000	3.58%, 12/17/27	1,783,803
	945,178,000	3.63%, 06/16/23	32,884,710
	1,439,547,000	3.65%, 12/17/21	49,427,113
	781,002,000	3.65%, 06/20/31	27,447,233
	968,855,000	3.85%, 12/12/25	34,591,186
	1,127,911,000	3.88%, 06/13/19	37,265,718
	824,000	4.75%, 12/20/24	30,772
	1,058,199,000	4.88%, 06/22/29	41,514,985
			354,604,751
Turkey: 4.8%
		Turkey Government Bonds
TRY	80,620,000	7.10%, 03/08/23	17,842,607
	50,847,000	10.50%, 01/15/20	13,093,299
	101,614,000	10.60%, 02/11/26	25,678,433
	74,017,000	10.70%, 02/17/21	18,941,281
		Turkish Government Bonds
	61,683,000	7.40%, 02/05/20	14,962,822
	69,974,000	8.00%, 03/12/25	15,519,104
	39,226,000	8.50%, 07/10/19	9,899,562
	51,150,000	8.50%, 09/14/22	12,121,571
	61,322,000	8.80%, 09/27/23	14,466,591
	56,469,000	9.00%, 07/24/24	13,370,632
	34,806,000	9.20%, 09/22/21	8,526,607
	59,589,000	9.40%, 07/08/20	14,851,979
	51,328,000	9.50%, 01/12/22	12,697,229
	19,140,000	10.40%, 03/27/19	4,989,849
	32,362,000	10.40%, 03/20/24	8,201,784
	58,720,000	10.50%, 08/11/27	14,834,963
	74,929,000	10.70%, 08/17/22	19,224,599
	77,666,000	11.00%, 03/02/22	20,123,514
	78,109,000	11.00%, 02/24/27	20,123,780
			279,470,206
Uruguay: 2.9%
		Uruguay Government International Bonds
UYU	940,100,000	8.50%, 03/15/28 Reg S	32,258,216
	1,316,407,000	8.50%, 03/15/28 144A	45,170,665
	407,378,000	9.88%, 06/20/22 144A	14,916,021
	2,116,821,000	9.88%, 06/20/22 Reg S	77,506,752
			169,851,654
Total Government Obligations (Cost: $5,384,925,811)			5,601,708,105

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $8,508,092)
	8,508,092	Dreyfus Government Cash Management Fund - Institutional Shares	8,508,092

Total Investments Before Collateral for Securities Loaned: 97.6%
(Cost: $5,453,479,061)			5,659,702,524

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Repurchase Agreements: 0.5%
USD	7,018,282	Repurchase agreement dated 1/31/18 with Citigroup Global Markets, Inc., 1.34%, due 2/1/18, proceeds $7,018,543; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 2/1/18 to 6/1/56, valued at $7,158,647 including accrued interest)	7,018,282
	7,018,282	Repurchase agreement dated 1/31/18 with Credit Agricole CIB, 1.34%, due 2/1/18, proceeds $7,018,543; (collateralized by various U.S. government and agency obligations, 1.88% to 4.50%, due 9/24/26 to 1/1/48, valued at $7,158,648 including accrued interest)	7,018,282
	7,018,282	Repurchase agreement dated 1/31/18 with Daiwa Capital Markets America, Inc., 1.35%, due 2/1/18, proceeds $7,018,545; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/15/18 to 12/1/51, valued at $7,158,459 including accrued interest)	7,018,282
	1,476,432	Repurchase agreement dated 1/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.34%, due 2/1/18, proceeds $1,476,487; (collateralized by various U.S. government and agency obligations, 1.38% to 2.13%, due 3/31/24 to 2/15/44, valued at $1,505,961 including accrued interest)	1,476,432
	7,018,282	Repurchase agreement dated 1/31/18 with Nomura Securities International, Inc., 1.36%, due 2/1/18, proceeds $7,018,547; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/16/18 to 12/20/67, valued at $7,158,648 including accrued interest)	7,018,282
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $29,549,560)			29,549,560
Total Investments: 98.1% (Cost: $5,483,028,621)			5,689,252,084
Other assets less liabilities: 1.9%			107,643,740
NET ASSETS: 100.0%			$5,796,895,824

Definitions:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $27,639,142.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,036,564 which represents 0.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $86,824,676, or 1.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	0.1%	$7,031,771
Financial	0.3	16,887,819
Government	99.0	5,601,708,105
Industrial	0.1	9,896,826
Utilities	0.3	15,669,911
Money Market Fund	0.2	8,508,092
	100.0%	$5,659,702,524

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$49,486,327	$—	$49,486,327
Government Obligations*	—	5,601,708,105	—	5,601,708,105
Money Market Fund	8,508,092	—	—	8,508,092
Repurchase Agreements	—	29,549,560	—	29,549,560
Total	$8,508,092	$5,680,743,992	$—	$5,689,252,084

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedule of Investments

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Number of Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 99.9%
United States: 99.9%
118,411	AG Mortgage Investment Trust, Inc.	$2,065,088
591,063	AGNC Investment Corp.	11,106,074
1,772,623	Annaly Capital Management, Inc.	18,683,446
450,532	Anworth Mortgage Asset Corp.	2,189,586
349,470	Apollo Commercial Real Estate Finance, Inc. †	6,349,870
182,885	ARMOUR Residential REIT, Inc. †	4,281,338
222,846	Blackstone Mortgage Trust, Inc.	6,908,226
376,737	Capstead Mortgage Corp.	3,093,011
386,013	Chimera Investment Corp.	6,558,361
703,138	CYS Investments, Inc.	4,739,150
277,171	Dynex Capital, Inc.	1,801,611
219,914	Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	4,780,930
354,823	Invesco Mortgage Capital, Inc.	5,762,325
198,602	iStar Financial, Inc. *	2,095,251
318,716	Ladder Capital Corp.	4,611,820
809,760	MFA Financial, Inc.	5,797,882
194,919	MTGE Investment Corp.	3,313,623
481,058	New Residential Investment Corp.	8,317,493
563,754	New York Mortgage Trust, Inc. †	3,213,398
240,488	Orchid Island Capital, Inc. †	1,822,899
304,766	PennyMac Mortgage Investment Trust	4,998,162
241,837	Redwood Trust, Inc.	3,600,953
403,745	Starwood Property Trust, Inc.	8,232,361
446,522	Two Harbors Investment Corp.	6,586,199
213,627	Western Asset Mortgage Capital Corp. †	1,993,140
Total Real Estate Investment Trusts (Cost: $143,179,315)		132,902,197
MONEY MARKET FUND: 0.6% (Cost: $811,490)
811,490	Dreyfus Government Cash Management Fund - Institutional Shares	811,490
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $143,990,805)		133,713,687

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.0%
Repurchase Agreements: 8.0%
$2,527,579	Repurchase agreement dated 1/31/18 with Citigroup Global Markets, Inc., 1.34%, due 2/1/18, proceeds $2,527,673; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 2/1/18 to 6/1/56, valued at $2,578,131 including accrued interest)	2,527,579
2,527,579	Repurchase agreement dated 1/31/18 with Daiwa Capital Markets America, Inc., 1.35%, due 2/1/18, proceeds $2,527,674; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/15/18 to 12/1/51, valued at $2,578,063 including accrued interest)	2,527,579
2,527,579	Repurchase agreement dated 1/31/18 with Goldman Sachs and Co. LLC, 1.31%, due 2/1/18, proceeds $2,527,671; (collateralized by various U.S. government and agency obligations, 0.50% to 8.00%, due 1/1/21 to 9/15/52, valued at $2,578,131 including accrued interest)	2,527,579
531,725	Repurchase agreement dated 1/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.34%, due 2/1/18, proceeds $531,745; (collateralized by various U.S. government and agency obligations, 1.38% to 2.13%, due 3/31/24 to 2/15/44, valued at $542,360 including accrued interest)	531,725
2,527,579	Repurchase agreement dated 1/31/18 with Nomura Securities International, Inc., 1.36%, due 2/1/18, proceeds $2,527,674; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/16/18 to 12/20/67, valued at $2,578,131 including accrued interest)	2,527,579
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $10,642,041)		10,642,041
Total Investments: 108.5% (Cost: $154,632,846)		144,355,728
Liabilities in excess of other assets: (8.5)%		(11,337,761)
NET ASSETS: 100.0%		$133,017,967

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,199,900.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	97.8%	$130,806,946
Real Estate	1.6	2,095,251
Money Market Fund	0.6	811,490
	100.0%	$133,713,687

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$132,902,197	$—	$—	$132,902,197
Money Market Fund	811,490	—	—	811,490
Repurchase Agreements	—	10,642,041	—	10,642,041
Total	$133,713,687	$10,642,041	$—	$144,355,728

*	See Schedule of Investments for geographic sector breakouts

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 100.9%
Communications: 17.1%
$502,447	AT&T, Inc. 5.35%, 11/01/22 (c)	$12,581,273
284,942	eBay, Inc. 6.00%, 03/01/21 (c)	7,382,847
182,837	Frontier Communications Corp. 11.13%, 06/29/18	2,331,172
	General Electric Co.
278,151	4.70%, 05/16/18 (c)	6,884,237
313,434	4.88%, 03/01/18 (c)	7,867,193
240,304	4.88%, 03/01/18 (c) †	6,019,615
	Qwest Corp.
294,437	6.13%, 06/01/18 (c) †	5,685,579
371,372	6.50%, 09/01/21 (c)	7,575,989
155,767	6.63%, 09/15/20 (c) †	3,219,704
250,747	6.75%, 06/15/22 (c) †	5,260,672
189,962	6.88%, 10/01/19 (c)	4,078,484
199,460	7.00%, 02/27/18 (c) †	4,336,260
151,967	7.00%, 02/27/18 (c) †	3,294,645
	United States Cellular Corp.
104,479	7.25%, 12/08/19 (c) †	2,621,378
113,978	7.25%, 12/01/20 (c)	2,841,472
189,962	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	4,910,518
		86,891,038
Consumer, Non-cyclical: 12.6%
237,451	Anthem, Inc. 5.25%, 05/01/18	14,261,307
470,150	Becton Dickinson and Co. 6.13%, 05/01/20	29,487,808
	CHS, Inc.
187,109	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 (c)	4,932,193
159,566	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24 (c) †	4,314,665
196,609	7.50%, 01/21/25 (c) †	5,398,883
197,220	7.88%, 09/26/23 (c)	5,674,019
		64,068,875
Energy: 3.3%
285,230	Blueknight Energy Partners LP 11.00%, 02/14/67 †	2,210,533
303,935	Kinder Morgan, Inc. 9.75%, 10/26/18 †	11,187,847
146,267	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22 (c) †	3,456,289
		16,854,669
Government: 0.5%
103,877	Tennessee Valley Authority 3.55% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/18 (p) †	2,641,592
Industrial: 3.3%
109,229	Hess Corp. 8.00%, 02/01/19 †	6,539,540
131,075	Seaspan Corp. 6.38%, 04/30/19	3,339,791
284,942	Stanley Black & Decker, Inc. 5.75%, 02/27/18 (c) †	7,152,044
		17,031,375
Real Estate Investment Trusts: 29.8%
123,478	AGNC Investment Corp. 7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 (c) †	3,141,280
98,304	American Homes 4 Rent 6.50%, 05/24/21 (c)	2,517,565
91,270	American Tower Corp. 5.50%, 02/15/18	11,751,013
	Annaly Capital Management, Inc.
82,604	6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23 (c)	2,032,884
273,544	6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22 (c) †	6,934,340
174,763	7.50%, 02/27/18 (c)	4,384,804
109,229	7.63%, 02/08/18 (c)	2,750,386
112,940	7.63%, 02/27/18 (c)	2,842,700
172,391	CBL & Associates Properties, Inc. 7.38%, 03/02/18 (c) †	3,463,335
123,478	Chimera Investment Corp. 8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24 (c) †	3,144,985
	Colony NorthStar, Inc.
109,229	7.13%, 04/13/20 (c) †	2,512,267
119,674	7.13%, 09/22/22 (c)	2,741,731
131,075	7.15%, 06/05/22 (c)	3,014,725
94,980	8.75%, 05/15/19 (c) †	2,483,727
	Digital Realty Trust, Inc.
94,980	6.35%, 08/24/20 (c) †	2,491,325
138,670	7.38%, 03/26/19 (c) †	3,652,568
117,777	Government Properties Income Trust 5.88%, 05/26/21 (c) †	2,978,580
109,229	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27 (c) †	2,665,188
57,630	Kimco Realty Corp. 5.25%, 12/20/22 (c)	1,338,169
	National Retail Properties, Inc.
131,075	5.20%, 10/11/21 (c)	3,076,330
109,229	5.70%, 05/30/18 (c) †	2,714,341
152,919	NuStar Logistics LP 8.46% (ICE LIBOR USD 3 Month+6.73%), 02/27/18 (c) †	3,879,555
	Public Storage
132,971	4.90%, 10/14/21 (c) †	3,058,333
123,478	4.95%, 07/20/21 (c) †	2,864,690
113,978	5.05%, 08/09/22 (c) †	2,663,666
106,378	5.15%, 06/02/22 (c)	2,524,350
189,962	5.20%, 02/27/18 (c) †	4,488,802
188,061	5.38%, 02/27/18 (c) †	4,594,330
113,978	5.40%, 01/20/21 (c) †	2,823,235
109,229	5.63%, 02/27/18 (c) †	2,739,463
109,229	6.00%, 06/04/19 (c)	2,826,847
107,857	6.38%, 03/17/19 (c)	2,798,889
122,330	RLJ Lodging Trust 1.95%, 10/31/66	3,164,677
	Senior Housing Properties Trust
132,971	5.63%, 02/27/18 (c) †	3,310,978
94,980	6.25%, 02/18/21 (c)	2,453,333
	Two Harbors Investment Corp.
111,641	7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25 (c) †	2,709,527
109,229	7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27 (c)	2,750,386
406,840	VEREIT, Inc. 6.70%, 01/03/19 (c)	10,268,642
	Vornado Realty Trust
120,917	5.25%, 12/13/22 (c)	2,924,982
113,978	5.40%, 02/27/18 (c) †	2,765,106
113,978	5.70%, 02/27/18 (c) †	2,820,956
104,479	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c) †	2,690,334
136,488	Welltower, Inc. 6.50%, 01/16/66	7,898,561
		151,651,885
Reinsurance: 5.2%
	Aspen Insurance Holdings Ltd.
94,980	5.63%, 01/01/27 (c) †	2,345,056
104,479	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23 (c) †	2,728,992
208,955	Axis Capital Holdings Ltd. 5.50%, 11/07/21 (c) †	5,058,801
111,638	PartnerRe Ltd. 7.25%, 04/29/21 (c) †	3,074,511
	Reinsurance Group of America, Inc.
151,967	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/26 (c)	4,087,912
151,967	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/22 (c)	4,230,761
104,479	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c) †	2,528,392
94,980	Validus Holdings Ltd. 5.80%, 06/21/22 (c) †	2,393,496
		26,447,921
Technology: 0.7%
161,467	Pitney Bowes, Inc. 6.70%, 03/07/18 (c) †	3,881,667
Utilities: 28.4%
94,980	Alabama Power Co. 5.00%, 10/01/22 (c)	2,378,299
	Dominion Energy, Inc.
303,935	5.25%, 07/30/21 (c)	7,257,968
265,946	6.75%, 08/15/19	13,422,295
	DTE Energy Co.
151,967	5.25%, 12/01/22 (c)	3,677,601
113,978	5.38%, 06/01/21 (c)	2,802,719
106,378	6.00%, 12/15/21 (c) †	2,782,849
128,222	6.50%, 10/01/19	6,762,428
189,962	Duke Energy Corp. 5.13%, 02/27/18 (c) †	4,716,756
155,767	Entergy Arkansas, Inc. 4.88%, 09/01/21 (c)	3,707,255
102,577	Entergy Louisiana LLC 4.88%, 09/01/21 (c)	2,451,590
98,779	Entergy Mississippi, Inc. 4.90%, 10/01/21 (c) †	2,356,867
102,577	Georgia Power Co. 5.00%, 10/01/22 (c)	2,439,281
	NextEra Energy Capital Holdings, Inc.
170,965	5.00%, 02/27/18 (c)	4,012,549
189,962	5.13%, 02/27/18 (c) †	4,511,598
216,557	5.25%, 06/01/21 (c)	5,262,335
284,942	6.12%, 09/01/19	16,116,320
135,941	6.37%, 09/01/18	9,646,373
170,965	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c)	4,294,641
151,967	SCE Trust II 5.10%, 03/15/18 (c)	3,442,053
104,073	SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 (c)	2,639,291
123,478	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 (c)	3,047,437
113,978	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26 (c)	2,873,385
180,462	SCE Trust VI 5.00%, 06/26/22 (c)	4,087,464
84,250	Sempra Energy 6.00%, 01/15/21	8,425,000
	Southern Co.
303,935	5.25%, 10/01/21 (c) †	7,373,463
170,301	5.25%, 12/01/22 (c)	4,049,758
379,922	6.25%, 10/15/20 (c) †	9,885,570
		144,423,145
Total Preferred Securities (Cost: $533,480,878)		513,892,167
MONEY MARKET FUND: 0.0% (Cost: $310)
$310	Dreyfus Government Cash Management Fund - Institutional Shares	310
Total Investments Before Collateral for Securities Loaned: 100.9% (Cost: $533,481,188)		513,892,477

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.2%
Repurchase Agreements: 4.2%
$5,070,692	Repurchase agreement dated 1/31/18 with Citigroup Global Markets, Inc., 1.34%, due 2/1/18, proceeds $5,070,881; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 2/1/18 to 6/1/56, valued at $5,172,106 including accrued interest)	5,070,692
5,070,692	Repurchase agreement dated 1/31/18 with Credit Agricole CIB, 1.34%, due 2/1/18, proceeds $5,070,881; (collateralized by various U.S. government and agency obligations, 1.88% to 4.50%, due 9/24/26 to 1/1/48, valued at $5,172,106 including accrued interest)	5,070,692
5,070,692	Repurchase agreement dated 1/31/18 with Daiwa Capital Markets America, Inc., 1.35%, due 2/1/18, proceeds $5,070,882; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/15/18 to 12/1/51, valued at $5,171,970 including accrued interest)	5,070,692
1,066,695	Repurchase agreement dated 1/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.34%, due 2/1/18, proceeds $1,066,735; (collateralized by various U.S. government and agency obligations, 1.38% to 2.13%, due 3/31/24 to 2/15/44, valued at $1,088,029 including accrued interest)	1,066,695
5,070,692	Repurchase agreement dated 1/31/18 with Nomura Securities International, Inc., 1.36%, due 2/1/18, proceeds $5,070,884; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 2/16/18 to 12/20/67, valued at $5,172,106 including accrued interest)	5,070,692
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $21,349,463)		21,349,463
Total Investments: 105.1% (Cost: $554,830,651)		535,241,940
Liabilities in excess of other assets: (5.1)%		(26,158,002)
NET ASSETS: 100.0%		$509,083,938

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $20,787,994.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communications	16.9%	$86,891,038
Consumer, Non-cyclical	12.5	64,068,875
Energy	3.3	16,854,669
Financial	1.4	7,452,297
Government	0.5	2,641,592
Industrial	3.3	17,031,375
Real Estate Investment Trusts	29.5	151,651,885
Reinsurance	3.7	18,995,624
Technology	0.8	3,881,667
Utilities	28.1	144,423,145
Money Market Fund	0.0	310
	100.0%	$513,892,477

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$513,892,167	$—	$—	$513,892,167
Money Market Fund	310	—	—	310
Repurchase Agreements	—	21,349,463	—	21,349,463
Total	$513,892,477	$21,349,463	$—	$535,241,940

*	See Schedule of Investments for security type and industry sector breakouts

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2018 (unaudited)

Security Valuation — The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or other asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other–In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union (“EU”), by the end of March 2019. There is uncertainty on exactly how the withdrawal will take place and the terms of the Brexit deal. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of certain events, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: March 29, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: March 29, 2018